THIS PROSPECTUS contains important information about the INSTITUTIONAL CLASS OF THE AMERICAN AADVANTAGE FUNDS ("Trust"), an open-end management investment company which consists of multiple investment portfolios. This prospectus pertains only to the seven funds listed on this cover page (individually referred to as a "Fund" and, collectively, the "Funds"). EACH FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO (INDIVIDUALLY REFERRED TO AS A "PORTFOLIO" AND, COLLECTIVELY, "PORTFOLIOS") OF THE AMR INVESTMENT SERVICES TRUST ("AMR TRUST") WHICH HAS AN INVESTMENT OBJECTIVE IDENTICAL TO THE INVESTING FUND. The investment experience of each Fund will correspond directly with the investment experience of each Portfolio. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. Institutional Class shares are offered primarily to institutional investors, investing at least $2 million in the Funds. Prospective Institutional Class investors should read this Prospectus carefully before making an investment decision and retain it for future reference.

IN ADDITION TO THIS PROSPECTUS, a Statement of Additional Information ("SAI") dated March 1, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI contains more detailed information about the Funds. For a free copy of the SAI, call 817-967-3509. For further information about the Institutional Class or for information on the other classes of shares, please refer to the appropriate address and phone number on the back cover of this Prospectus.

The Securities and Exchange Commission maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Funds and the Portfolios.

AN INVESTMENT IN ANY OF THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO MAINTAIN A STABLE PRICE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           [AMERICAN AADVANTAGE LOGO]

                                  PROSPECTUS
                                    dated
                                March 1, 1997,
                               As Supplemented
                               January 1, 1998

                          [AMERICAN AADVANTAGE LOGO]


                                   American
                             AAdvantage Funds (R)


                            -INSTITUTIONAL CLASS-


                        BALANCED FUND

                        GROWTH AND INCOME FUND

                        INTERNATIONAL EQUITY FUND

                        LIMITED-TERM INCOME FUND

                        MONEY MARKET FUND

                        MUNICIPAL MONEY MARKET FUND

                        U.S. GOVERNMENT MONEY MARKET FUND

                                  MANAGED BY
                        AMR INVESTMENT SERVICES, INC.

The AMERICAN AADVANTAGE BALANCED FUND(SM) ("Balanced Fund") seeks income and capital appreciation by investing all of its investable assets in the Balanced Portfolio of the AMR Trust ("Balanced Portfolio") which in turn primarily invests in equity and debt securities (such as stocks and bonds).

The AMERICAN AADVANTAGE GROWTH AND INCOME FUND(SM) ("Growth and Income Fund") seeks long-term capital appreciation and current income by investing all of its investable assets in the Growth and Income Portfolio of the AMR Trust ("Growth and Income Portfolio") which in turn primarily invests in equity securities (such as stocks).

The AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND(SM) ("International Equity Fund") seeks long-term capital appreciation by investing all of its investable assets in the International Equity Portfolio of the AMR Trust ("International Equity Portfolio") which in turn primarily invests in equity securities of issuers based outside the United States (such as foreign stocks).

The AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND(SM) ("Limited-Term Income Fund") seeks income and capital appreciation by investing all of its investable assets in the Limited-Term Income Portfolio of the AMR Trust ("Limited-Term Income Portfolio") which in turn primarily invests in debt obligations.

The AMERICAN AADVANTAGE MONEY MARKET FUND(SM) ("Money Market Fund"), AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM) ("Municipal Money Market Fund") and AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM) ("U.S. Government Money Market Fund", formerly the American AAdvantage U.S. Treasury Money Market
Fund) (collectively, the "Money Market Funds") each seeks current income, liquidity, and the maintenance of a stable price per share of $1.00 by investing all of its investable assets in the Money Market Portfolio of the AMR Trust ("Money Market Portfolio"), the Municipal Money Market Portfolio of the AMR Trust ("Municipal Money Market Portfolio") and the U.S. Government Money Market Portfolio of the AMR Trust ("U.S. Government Money Market Portfolio", formerly the U.S. Treasury Money Market Portfolio), respectively (collectively the "Money Market Portfolios"), which in turn invest in high quality, short-term obligations. The Municipal Money Market Portfolio invests primarily in municipal obligations and the U.S. Government Money Market Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements that are collateralized by such obligations.

Under a master-feeder operating structure, each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio as described above. Each Portfolio's investment objective is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by a Fund will be that Fund's interest in its corresponding Portfolio. AMR Investment Services, Inc. ("Manager") provides investment management and administrative services to the Portfolios and administrative services to the Funds. This master-feeder operating structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Investment Objectives, Policies and
Risks -- Additional Information About the Portfolios." A Fund may withdraw its investment in a corresponding Portfolio at any time if the Trust's Board of Trustees ("Board") determines that it would be in the best interest of that Fund and its shareholders to do so. Upon any such withdrawal, that Fund's assets would be invested in accordance with the investment policies and restrictions described in this Prospectus and the SAI.
--------------------------------------------------------------------------------

Table of Fees and Expenses........................   3
Financial Highlights..............................   3
Introduction......................................   9
Investment Objectives, Policies and Risks.........  10
Investment Restrictions...........................  19
Yields and Total Returns..........................  20
Management and Administration of the Trust........  21
Investment Advisers...............................  23
Purchase, Redemption and Valuation of Shares......  25
Dividends, Other Distributions and Tax Matters....  28
General Information...............................  30
Shareholder Communications........................  31

--------------------------------------------------------------------------------

PROSPECTUS

TABLE OF FEES AND EXPENSES

     Annual Operating Expenses (as a percentage of average net assets):

                                                                                                                     U.S.
                                                              GROWTH    INTER-    LIMITED-            MUNICIPAL   GOVERNMENT
                                                               AND     NATIONAL     TERM     MONEY      MONEY       MONEY
                                                   BALANCED   INCOME    EQUITY     INCOME    MARKET    MARKET       MARKET
                                                     FUND      FUND      FUND       FUND      FUND      FUND         FUND
Management Fees                                      0.33%     0.33%      0.48%      0.25%    0.15%     0.15%        0.15%

12b-1 Fees                                           0.00      0.00       0.00       0.00     0.00      0.00         0.00

Other Expenses                                       0.29      0.29       0.37       0.35     0.09      0.18         0.17
                                                     ----       ---        ---        ---      ---     -----        -----

Total Operating Expenses                             0.62%     0.62%      0.85%      0.60%    0.24%     0.33%        0.32%
                                                     ====       ===        ===        ===      ===     =====        =====

    The above expenses reflect the expenses of each Fund and the Portfolio in which it invests. The Board believes that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

EXAMPLES

    An Institutional Class investor in each Fund would directly or indirectly pay on a cumulative basis the following expenses on a $1,000 investment assuming a 5% annual return:

                                                              1 YEAR          3 YEARS          5 YEARS          10 YEARS
Balanced Fund                                                   $6              $20              $35              $77

Growth and Income Fund                                           6               20               35               77

International Equity Fund                                        9               27               47              105

Limited-Term Income Fund                                         6               19               33               75

Money Market Fund                                                2                8               14               31

Municipal Money Market Fund                                      3               11               19               42
U.S. Government Money Market Fund                                3               10               18               41

    The purpose of the table above is to assist a potential investor in understanding the various costs and expenses to be incurred directly or indirectly as a shareholder in the Institutional Class of a Fund. Additional information may be found under "Management and Administration of the Trust" and "Investment Advisers."

THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES.

FINANCIAL HIGHLIGHTS

The financial highlights in the following tables have been derived from financial statements of the Trust. The information has been audited by Ernst & Young LLP, independent auditors. Such information should be read in conjunction with the financial statements and the report of the independent auditors appearing in the Annual Report incorporated by reference in the SAI, which contains further information about performance of the Funds and can be obtained by investors without charge.

                                                                      PROSPECTUS

                            (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    BALANCED FUND -- INSTITUTIONAL CLASS
                                    ---------------------------------------------------------------------

                                                           YEAR ENDED OCTOBER 31,
                                    ---------------------------------------------------------------------
                                    1996(5)(6)    1995(4)(5)   1994(3)       1993       1992       1991
                                    ---------------------------------------------------------------------
Net asset value, beginning of
period                               $  13.95      $  12.36    $  13.23    $  11.99   $  11.60   $   9.87
                                      -------       -------       -----       -----      -----      -----
Income from investment operations:
 Net investment income                   0.59(7)       0.54        0.57        0.49       0.55       0.58
 Net gains or (losses) on
  securities (both realized and
  unrealized)                            1.61(7)       1.71       (0.54)       1.57       0.41       1.79
                                      -------       -------       -----       -----      -----      -----
Total from investment operations         2.20          2.25        0.03        2.06       0.96       2.37
                                      -------       -------       -----       -----      -----      -----
Less distributions:
 Dividends from net investment
  income                                (0.57)        (0.52)      (0.56)      (0.52)     (0.56)     (0.64)
 Distributions from net realized
  gains on securities                   (0.44)        (0.14)      (0.34)      (0.30)     (0.01)        --
                                      -------       -------       -----       -----      -----      -----
Total distributions                     (1.01)        (0.66)      (0.90)      (0.82)     (0.57)     (0.64)
                                      -------       -------       -----       -----      -----      -----
Net asset value, end of period       $  15.14      $  13.95    $  12.36    $  13.23   $  11.99   $  11.60
                                      =======       =======       =====       =====      =====      =====
Total return (annualized)(8)            16.46%        19.39%      (0.08%)     19.19%      8.75%     25.35%
                                      =======       =======       =====       =====      =====      =====
Ratios/supplemental data:
 Net assets, end of period (in
  thousands)                         $298,009      $249,913    $222,873(13) $532,543  $370,087   $311,906
 Ratios to average net
  assets(9)(10)(11):
  Expenses                               0.62%(7)      0.63%       0.36%       0.34%      0.35%      0.37%
  Net investment income                  4.00%(7)      4.30%       4.77%       4.91%      5.31%      6.06%
 Portfolio turnover rate(12)               76%           73%         48%         83%        80%        55%
 Average commission rate paid(12)    $ 0.0409            --          --          --         --         --

                                        BALANCED FUND -- INSTITUTIONAL CLASS
                                    --------------------------------------------
                                                                       PERIOD
                                        YEAR ENDED OCTOBER 31,          ENDED
                                    ------------------------------   OCTOBER 31,
                                    1990(2)      1989       1988       1987(1)
                                    --------------------------------------------
Net asset value, beginning of
period                              $  11.05   $  10.13   $   9.08    $  10.00
                                       -----      -----      -----    --------
Income from investment operations:
 Net investment income                  0.57       0.53       0.56        0.16
 Net gains or (losses) on
  securities (both realized and
  unrealized)                          (1.18)      0.90       0.73       (1.08)
                                       -----      -----      -----    --------
Total from investment operations       (0.61)      1.43       1.29       (0.92)
                                       -----      -----      -----    --------
Less distributions:
 Dividends from net investment
  income                               (0.51)     (0.51)     (0.24)         --
 Distributions from net realized
  gains on securities                  (0.06)        --         --          --
                                       -----      -----      -----    --------
Total distributions                    (0.57)     (0.51)     (0.24)         --
                                       -----      -----      -----    --------
Net asset value, end of period      $   9.87   $  11.05   $  10.13    $   9.08
                                       =====      =====      =====    ========
Total return (annualized)(8)           (5.24%)    15.49%     14.63%     (31.84%)
                                       =====      =====      =====    ========
Ratios/supplemental data:
 Net assets, end of period (in
  thousands)                        $233,702   $210,119   $147,581    $118,985
 Ratios to average net
  assets(9)(10)(11):
  Expenses                              0.44%      0.47%      0.52%       0.45%
  Net investment income                 6.50%      6.32%      6.25%       5.59%
 Portfolio turnover rate(12)              62%        78%        77%         17%
 Average commission rate paid(12)         --         --         --          --

 (1) The Balanced Fund commenced active operations on July 17, 1987.

 (2) Penmark Investments, Inc. was replaced by Independence Investment Associates, Inc. as an investment adviser to the Fund as of the close of business on February 28, 1990.

 (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (4) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund on January 1, 1995.

 (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (6) Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

 (7) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Balanced Portfolio.

 (8) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (9) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to approximately $.01 per share in each period on an annualized basis.

(10) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1994.

(11) Annualized.

(12) On November 1, 1995 the Balanced Fund invested all of its investable assets in the Balanced Portfolio. Portfolio turnover rate and average commission rate paid for the year ended October 31, 1996 are those of the Balanced Portfolio. Calculation and disclosure of the average commission rate paid was not required in prior years.

(13) On August 1, 1994, assets of AMR Corporation and its employee benefit plans were transferred to the AMR Class of the Fund.

PROSPECTUS

                             (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                GROWTH AND INCOME FUND--INSTITUTIONAL CLASS
                                     ------------------------------------------------------------------

                                                           YEAR ENDED OCTOBER 31,
                                     ------------------------------------------------------------------
                                     1996(5)(6)    1995(5)   1994(4)       1993     1992(3)      1991
                                     ------------------------------------------------------------------
Net asset value, beginning of
period                                $ 15.91      $ 14.19   $ 14.63     $  12.79   $  12.10   $   9.47
                                      -------        -----     -----        -----      -----      -----
Income from investment operations:
 Net investment income                   0.42(7)      0.41      0.43         0.36       0.39       0.42
 Net gains (losses) on securities
  (both realized and unrealized)         3.15(7)      2.28      0.08         2.21       0.77       2.70
                                      -------        -----     -----        -----      -----      -----
Total from investment operations         3.57         2.69      0.51         2.57       1.16       3.12
                                      -------        -----     -----        -----      -----      -----
Less distributions:
 Dividends from net investment
  income                                (0.41)       (0.43)    (0.41)       (0.37)     (0.39)     (0.49)
 Distributions from net realized
  gains on securities                   (0.57)       (0.54)    (0.54)       (0.36)     (0.08)        --
                                      -------        -----     -----        -----      -----      -----
Total distributions                     (0.98)       (0.97)    (0.95)       (0.73)     (0.47)     (0.49)
                                      -------        -----     -----        -----      -----      -----
Net asset value,
end of period                         $ 18.50      $ 15.91   $ 14.19     $  14.63   $  12.79   $  12.10
                                      =======        =====     =====        =====      =====      =====
Total return (annualized)(8)            23.37%       20.69%     3.36%       21.49%     10.00%     33.83%
                                      =======        =====     =====        =====      =====      =====
Ratio/supplemental data:
 Net assets,
  end of period
  (in thousands)                      $81,183      $71,608   $22,737>(13) $477,088  $339,739   $264,628
 Ratios to average
  net assets(9)(10)(11):
   Expenses                              0.62%(7)     0.62%     0.33%        0.34%      0.36%      0.37%
   Net investment income                 2.55%(7)     2.84%     3.28%        3.12%      3.57%      4.19%
 Portfolio turnover rate(12)               40%          26%       23%          30%        35%        52%
 Average commission rate paid(12)     $0.0412           --        --           --         --         --

                                     GROWTH AND INCOME FUND--INSTITUTIONAL CLASS
                                     --------------------------------------------
                                                                        PERIOD
                                         YEAR ENDED OCTOBER 31,          ENDED
                                     ------------------------------   OCTOBER 31,
                                     1990(2)      1989       1988       1987(1)
                                     --------------------------------------------
Net asset value, beginning of
period                               $  11.59   $   9.96   $   8.30    $  10.00
                                        -----      -----      -----     -------
Income from investment operations:
 Net investment income                   0.42       0.42       0.42        0.10
 Net gains (losses) on securities
  (both realized and unrealized)        (1.94)      1.59       1.40       (1.80)
                                        -----      -----      -----     -------
Total from investment operations        (1.52)      2.01       1.82       (1.70)
                                        -----      -----      -----     -------
Less distributions:
 Dividends from net investment
  income                                (0.43)     (0.38)     (0.16)         --
 Distributions from net realized
  gains on securities                   (0.17)        --         --          --
                                        -----      -----      -----     -------
Total distributions                     (0.60)     (0.38)     (0.16)         --
                                        -----      -----      -----     -------
Net asset value,
end of period                        $   9.47   $  11.59   $   9.96    $   8.30
                                        =====      =====      =====     =======
Total return (annualized)(8)           (13.52%)    20.94%     22.20%     (58.51%)
                                        =====      =====      =====     =======
Ratio/supplemental data:
 Net assets,
  end of period
  (in thousands)                     $182,430   $187,869   $140,073    $134,796
 Ratios to average
  net assets(9)(10)(11):
   Expenses                              0.45%      0.45%      0.53%       0.43%
   Net investment income                 4.49%      4.40%      4.20%       3.68%
 Portfolio turnover rate(12)               41%        50%        56%         22%
 Average commission rate paid(12)          --         --         --          --

 (1) The Growth and Income Fund commenced active operations on July 17, 1987.

 (2) GSB Investment Management, Inc. was added as an investment adviser to the Growth and Income Fund on April 10, 1990.

 (3) The assets of the Growth and Income Fund previously managed by Atlanta Capital Management were transferred to GSB Investment Management, Inc. as of the close of business on December 5, 1991.

 (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (6) Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

 (7) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Growth and Income Portfolio.

 (8) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (9) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.

(10) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1994.

(11) Annualized.

(12) On November 1, 1995 the Growth and Income Fund invested all of its investable assets in the Growth and Income Portfolio. Portfolio turnover rate and average commission rate paid for the year ended October 31, 1996 are those of the Growth and Income Portfolio. Calculation and disclosure of the average commission rate paid was not required in prior years.

(13) On August 1, 1994, assets of AMR Corporation and its employee benefit plans were transferred to the AMR Class of the Fund.

                                                                      PROSPECTUS

                               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  INTERNATIONAL EQUITY FUND--INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,                      PERIOD ENDED
                                                    ----------------------------------------------------------    OCTOBER 31,
                                                    1996(5)      1995(5)    1994(3)(4)      1993(2)     1992        1991(1)
                                                    --------------------------------------------------------------------------
Net asset value, beginning of period                $ 13.29      $ 12.87     $ 12.07        $  8.93    $ 10.13      $ 10.00
                                                     ------       ------    --------         ------     ------     --------
Income from investment operations:
 Net investment income                                 0.28(6)      0.27        0.32           0.17       0.12           --
 Net gains (losses) on securities (both realized
  and unrealized)                                      1.95(6)      0.68        1.10           3.09      (1.31)        0.13
                                                     ------       ------    --------         ------     ------     --------
Total from investment operations                       2.23         0.95        1.42           3.26      (1.19)        0.13
                                                     ------       ------    --------         ------     ------     --------
Less distributions:
 Dividends from net investment income                 (0.27)       (0.21)      (0.17)         (0.12)     (0.01)          --
 Distributions from net realized gains
  on securities                                       (0.24)       (0.32)      (0.45)            --         --           --
                                                     ------       ------    --------         ------     ------     --------
Total distributions                                   (0.51)       (0.53)      (0.62)         (0.12)     (0.01)          --
                                                     ------       ------    --------         ------     ------     --------
Net asset value, end of period                      $ 15.01      $ 13.29     $ 12.87        $ 12.07    $  8.93      $ 10.13
                                                     ======       ======    ========         ======     ======     ========
Total return (annualized)(7)                          17.27%        7.90%      11.77%         36.56%    (12.07%)       5.69%
                                                     ======       ======    ========         ======     ======     ========
Ratios/supplemental data:
 Net assets, end of period (in thousands)           $62,992      $25,757     $23,115(13)    $66,652    $38,837      $10,536
 Ratios to average net assets
  (annualized)(8)(9)(10):
  Expenses                                             0.85%(6)     0.85%       0.61%          0.78%      1.17%        1.90%(11)
  Net investment income                                2.19%(6)     2.37%       2.74%          2.00%      2.04%        0.38%(11)
 Portfolio turnover rate(12)                             19%          21%         37%            61%        21%           2%
 Average commission rate paid(12)                   $0.0192           --          --             --         --           --

 (1) The International Equity Fund commenced active operations on August 7,
     1991.

 (2) HD International Limited was replaced by Hotchkis and Wiley as an investment adviser to the International Equity Fund as of the close of business on May 21, 1993.

 (3) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.

 (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (6) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Equity Portfolio.

 (7) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (8) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.04 per share in each period on an annualized basis and were waived by the Manager for the period ended October 31, 1991.

 (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1994.

(10) Annualized.

(11) Estimated based on expected annual expenses and actual average net assets.

(12) On November 1, 1995 the International Equity Fund invested all of its investable assets in the International Equity Portfolio. Portfolio turnover rate and average commission rate paid for the year ended October 31, 1996 are those of the International Equity Portfolio. Calculation and disclosure of the average commission rate paid was not required in prior years.

(13) On August 1, 1994 assets of AMR Corporation and its employee benefit plans were transferred to the AMR Class of the Fund.

PROSPECTUS

                         (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             LIMITED-TERM INCOME FUND--INSTITUTIONAL CLAS
                                             --------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                             --------------------------------------------
                                               1996         1995     1994(3)       1993
                                             --------------------------------------------
Net asset value, beginning of period         $   9.82     $   9.67   $  10.23    $  10.13
                                                -----        -----      -----       -----
Income from investment operations:
 Net investment income                           0.62(4)      0.62       0.52        0.58
 Net gains or (losses) on securities (both
   realized and unrealized)                     (0.14)(4)     0.15      (0.46)       0.15
                                                -----        -----      -----       -----
Total from investment operations                 0.48         0.77       0.06        0.73
                                                -----        -----      -----       -----
Less distributions:
 Dividends from net investment income           (0.62)       (0.62)     (0.52)      (0.58)
 Distributions from net realized gains on
   securities                                      --           --      (0.10)      (0.05)
                                                -----        -----      -----       -----
Total distributions                             (0.62)       (0.62)     (0.62)      (0.63)
                                                -----        -----      -----       -----
Net asset value, end of period               $   9.68     $   9.82   $   9.67    $  10.23
                                                =====        =====      =====       =====
Total return (annualized)(5)                     5.10%        8.18%      0.42%       7.20%
                                                =====        =====      =====       =====
Ratios/supplemental data:
 Net assets, end of period (in thousands)    $108,929     $137,293   $112,141(10) $238,874
 Ratios to average net assets(6)(7)(8):
   Expenses                                      0.60%(4)     0.60%      0.31%       0.26%
   Net investment income                         6.41%(4)     6.36%      5.26%       5.76%
 Portfolio turnover rate(9)                       304%         183%        94%        176%

                                                LIMITED-TERM INCOME FUND--INSTITUTIONAL CLASS
                                            ------------------------------------------------------
                                                    YEAR ENDED OCTOBER 31,            PERIOD ENDED
                                            ---------------------------------------   OCTOBER 31,
                                              1992     1991(2)     1990      1989       1988(1)
                                            ------------------------------------------------------
Net asset value, beginning of period        $  10.07   $   9.76   $  9.94   $ 10.12     $ 10.00
                                               -----      -----     -----     -----    --------
Income from investment operations:
 Net investment income                          0.75       0.83      0.92      0.96        0.64
 Net gains or (losses) on securities (both
   realized and unrealized)                     0.06       0.31     (0.18)    (0.12)       0.05
                                               -----      -----     -----     -----    --------
Total from investment operations                0.81       1.14      0.74      0.84        0.69
                                               -----      -----     -----     -----    --------
Less distributions:
 Dividends from net investment income          (0.75)     (0.83)    (0.92)    (1.02)      (0.57)
 Distributions from net realized gains on
   securities                                     --         --        --        --          --
                                               -----      -----     -----     -----    --------
Total distributions                            (0.75)     (0.83)    (0.92)    (1.02)      (0.57)
                                               -----      -----     -----     -----    --------
Net asset value, end of period              $  10.13   $  10.07   $  9.76   $  9.94     $ 10.12
                                               =====      =====     =====     =====    ========
Total return (annualized)(5)                    7.94%     11.87%     7.51%     7.62%       7.41%
                                               =====      =====     =====     =====    ========
Ratios/supplemental data:
 Net assets, end of period (in thousands)   $209,928   $141,629   $83,265   $60,507     $40,855
 Ratios to average net assets(6)(7)(8):
   Expenses                                     0.27%      0.35%     0.48%     0.59%       0.50%
   Net investment income                        7.40%      8.42%     9.44%     9.77%       8.01%
 Portfolio turnover rate(9)                      133%       165%      156%      158%        127%

 (1) The Limited-Term Income Fund commenced active operations on December 3,
     1987.

 (2) AMR Investment Services, Inc. began portfolio management of the Limited-Term Income Fund on March 1, 1991, replacing Brown Brothers, Harriman & Co. and Barrow, Hanley, Mewhinney & Strauss, Inc.

 (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (4) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Limited-Term Income Portfolio.

 (5) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (6) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.

 (7) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1994.

 (8) Annualized.

 (9) On November 1, 1995 the Limited-Term Income Fund invested all of its investable assets in the Limited-Term Income Portfolio. Portfolio turnover rate for the year ended October 31, 1996 is that of the Limited-Term Income Portfolio.

(10) On August 1, 1994, assets of AMR Corporation and its employee benefit plans were transferred to the AMR Class of the Fund.

                                                                      PROSPECTUS

                          (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   MONEY MARKET FUND--INSTITUTIONAL CLASS
                                ----------------------------------------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                ----------------------------------------------------------------------------
                                   1996            1995       1994(2)        1993         1992        1991
                                ----------------------------------------------------------------------------
Net asset value, beginning of
period                          $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                    ------          ------       ------       ------       ------      -----
Net investment income                 0.05(3)         0.06         0.04         0.03         0.04       0.07
Less dividends from net
 investment income                   (0.05)          (0.06)       (0.04)       (0.03)       (0.04)     (0.07)
                                    ------          ------       ------       ------       ------      -----
Net asset value, end of period  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                    ======          ======       ======       ======       ======      =====
Total return (annualized)             5.57%           5.96%        3.85%        3.31%        4.41%      7.18%
                                    ======          ======       ======       ======       ======      =====
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)                $1,406,939      $1,206,041   $1,893,144   $2,882,947   $2,223,829   $715,280
 Ratios to average net assets
  (4)(5)(6):
  Expenses                            0.24%(3)        0.23%        0.21%        0.23%        0.26%      0.24%
  Net investment income               5.41%(3)        5.79%        3.63%        3.23%        4.06%      6.93%

                                   MONEY MARKET FUND--INSTITUTIONAL CLASS
                                ---------------------------------------------
                                    YEAR ENDED OCTOBER 31,       PERIOD ENDED
                                ------------------------------   OCTOBER 31,
                                  1990       1989       1988       1987(1)
                                ---------------------------------------------
Net asset value, beginning of
period                          $   1.00   $   1.00   $   1.00     $  1.00
                                   -----      -----      -----    --------
Net investment income               0.08       0.09       0.08        0.01
Less dividends from net
 investment income                 (0.08)     (0.09)     (0.08)      (0.01)
                                   -----      -----      -----    --------
Net asset value, end of period  $   1.00   $   1.00   $   1.00     $  1.00
                                   =====      =====      =====    ========
Total return (annualized)           8.50%      9.45%      7.54%       6.70%
                                   =====      =====      =====    ========
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)                $745,405   $385,916   $330,230     $71,660
 Ratios to average net assets
  (4)(5)(6):
  Expenses                          0.20%      0.22%      0.28%       0.48%
  Net investment income             8.19%      9.11%      7.54%       6.78%

(1) The Money Market Fund commenced active operations on September 1, 1987.

(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(3) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Portfolio.

(4) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1992.

(5) Effective October 1, 1990, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.

(6) Annualized.

PROSPECTUS

                        (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     MUNICIPAL MONEY MARKET FUND --                U.S. GOVERNMENT MONEY MARKET FUND --
                                           INSTITUTIONAL CLASS                              INSTITUTIONAL CLASS
                                  -------------------------------------   -------------------------------------------------------
                                                              PERIOD                                                    PERIOD
                                  YEAR ENDED OCTOBER 31,       ENDED               YEAR ENDED OCTOBER 31,                ENDED
                                  -----------------------   OCTOBER 31,   -----------------------------------------   OCTOBER 31,
                                   1996          1995         1994(1)      1996         1995     1994(2)     1993       1992(1)
                                  -------------------------------------   -------------------------------------------------------
Net asset value, beginning of
period                            $ 1.00        $ 1.00        $ 1.00      $  1.00      $  1.00   $  1.00   $   1.00     $  1.00
                                    ----        ------       -------        -----       ------     -----     ------     -------
Net investment income               0.04(3)       0.04          0.02         0.05         0.06      0.04       0.03        0.02
Less dividends from
 net investment income             (0.04)        (0.04)        (0.02)       (0.05)(3)    (0.06)    (0.04)     (0.03)      (0.02)
                                    ----        ------      --------        -----       ------     -----     ------     -------
Net asset value,
end of period                     $ 1.00        $ 1.00        $ 1.00      $  1.00      $  1.00   $  1.00   $   1.00     $  1.00
                                    ----        ------      --------        -----       ------     -----     ------     -------
                                    ----        ------      --------         ----       ------     -----     ------     -------
Total return
(annualized)(4)                     3.59%         3.75%         2.44%        5.29%        5.67%     3.70%      3.07%       3.61%
                                    ====        ======      ========        =====       ======     =====     ======     =======
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)                  $    6        $    7        $9,736      $25,595      $47,184   $67,607   $136,813     $91,453
 Ratios to average net
  assets(5)(6)(7):
  Expenses                          0.27%(3)      0.35%         0.30%        0.32%(3)     0.32%     0.25%      0.23%       0.27%(8)
  Net investment income             3.49%(3)      3.70%         2.38%        5.16%(3)     5.49%     3.44%      2.96%       3.46%(8)

(1) The U.S. Government Money Market Fund commenced active operations on March 2, 1992 and the Municipal Money Market Fund commenced active operations on November 10, 1993. Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(3) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the U.S. Government Money Market Portfolio and the Municipal Money Market Portfolio, respectively.

(4) Total returns for the Municipal Money Market Fund exclude management and administrative services fees waived by the Manager. Had the Fund paid such fees, total returns would have been 2.24% for the period ended October 31, 1994 and 3.54% for the year ended October 31, 1995.

(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(6) Operating results for the Municipal Money Market Fund exclude management and administrative services fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.50% and 2.18%, respectively, for the period ended October 31, 1994, 0.55% and 3.50%, respectively, for the period ended October 31, 1995 and 0.33% and 3.43%, respectively, for the period ended October 31, 1996.

(7) Annualized.

(8) Estimated based on expected annual expenses and actual average net assets.

INTRODUCTION

     The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Funds are separate investment portfolios of the Trust. Each Fund has a distinctive investment objective and investment policies. Each Fund will invest all of its investable assets in a corresponding Portfolio of the AMR Trust which has an identical investment objective. The Manager provides the Portfolios with business and asset management services, including the evaluation and monitoring of the investment advisers, and it provides the Funds with administrative services. The Balanced Fund, the Growth and Income Fund, the International Equity Fund and the Limited-Term Income Fund (collectively, the "Variable NAV Funds") consist of multiple classes of shares, including the "Institutional Class" which is primarily for institutional investors investing at least $2 million in the Funds and the "PlanAhead Class" which is available to all investors, including smaller institutional investors, investors using intermediary organizations such as discount brokers or plan sponsors, individual retirement accounts ("IRAs"), and self-employed individual retirement plans

                                                                      PROSPECTUS

("HR-10 Plans" or "Keogh Plans"). The Money Market Funds also consist of multiple classes of shares, including the Institutional Class, the PlanAhead Class and the "Platinum Class" which is available to customers of certain broker-dealers as an investment for cash balances in their brokerage accounts. For further information about the PlanAhead Class, call (800) 388-3344. For further information about the Platinum Class, call (800) 967-9009.

     Although each class of shares is designed to meet the needs of different categories of investors, all classes of each Fund share the same portfolio of investments and share a common investment objective. See "Investment Objectives, Policies and Risks." There is no guarantee that a Fund will achieve its investment objective. Based on its value, a share of a Fund, regardless of class, will receive a proportionate share of the investment income and the gains (losses) earned (or incurred) by the Fund. It also will bear its proportionate share of expenses that are allocated to the Fund as a whole. However, certain expenses are allocated separately to each class of shares.

     The assets of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio are allocated by the Manager among investment advisers designated for each of those Portfolios. Investment decisions for the Limited-Term Income Portfolio and the Money Market Portfolios are made directly by the Manager. Each investment adviser has discretion to purchase and sell portfolio securities in accordance with the investment objectives, policies and restrictions described in this Prospectus, the SAI, and by specific investment strategies developed by the Manager. See "Investment Advisers."

     Institutional Class shares are offered without a sales charge at the net asset value next determined after an investment is received and accepted. Shares will be redeemed at the next share price calculated after receipt of a redemption order. See "Purchase, Redemption and Valuation of Shares."

INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The investment objective and policies of each Fund and its corresponding Portfolio are described below. Except as otherwise indicated, the investment policies of any Fund may be changed at any time by the Board to the extent that such changes are consistent with the investment objective of the applicable Fund. However, each Fund's investment objective may not be changed without a majority vote of that Fund's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the applicable Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the applicable Fund (hereinafter, "majority vote"). A Portfolio's investment objective may not be changed without a majority vote of that Portfolio's interest holders.

     Each Fund has a fundamental investment policy which allows it to invest all of its investable assets in its corresponding Portfolio. All other fundamental investment policies and the non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust's Board of Trustees ("AMR Trust Board"), it applies equally to each Fund and the Board.

AMERICAN AADVANTAGE BALANCED FUND -- This Fund's investment objective is to realize both income and capital appreciation. This Fund seeks its investment objective by investing all of its investable assets in the Balanced Portfolio, which invests primarily in equity and debt securities. Although equity securities (such as stocks) will be purchased primarily for capital appreciation and debt securities (such as bonds) will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all such investments. Excluding collateral for securities loaned, ordinarily the Portfolio will have a minimum of 30% and a maximum of 70% of its assets invested in equity securities and a minimum of 30% and a maximum of 70% of its assets invested in debt securities which, at the time of purchase, are rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("Rating Organizations") rating that security such as Standard & Poor's or Moody's Investor Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the applicable investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's debt allocation. Obligations rated in the BBB or Baa categories by any Rating Organization have speculative characteristics and thus changes in economic conditions or other

PROSPECTUS
circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. See the SAI for a description of debt ratings. The Portfolio, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria. The Portfolio usually invests between 50% and 65% of its assets in equity securities and between 35% and 50% of its assets in debt securities. The remainder of the Portfolio's assets may be invested in cash or cash equivalents, including obligations that are permitted investments for the Money Market Portfolio and in other investment companies. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents and investment grade short-term obligations.

     The Portfolio's investments in debt securities may include investments in obligations of the U.S. Government and its agencies and instrumentalities, including separately traded registered interest and principal securities ("STRIPS") and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; and domestic, Yankeedollar and Eurodollar bank deposit notes, certificates of deposit, bonds and notes. Such obligations may have a fixed, variable or floating rate of interest. See the SAI for a further description of the foregoing securities. The value of the Portfolio's debt investments will vary in response to interest rate changes as described in "American AAdvantage Limited-Term Income Fund."

     The Portfolio also may engage in dollar rolls or purchase or sell securities on a "when-issued" or "forward commitment" basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

     The Portfolio's equity investments may consist of common stocks, preferred stocks and convertible securities, including foreign securities that are represented by U.S. dollar-denominated American Depository Receipts traded in the United States on exchanges and in the over-the-counter market. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations. The Manager believes that purchasing securities which the investment advisers believe are undervalued in the market and that have above average growth potential will outperform other investment styles over the longer term while minimizing volatility and downside risk. The Manager will recommend that, with respect to portfolio management of equity assets, the Trust retain only those investment advisers who, in the Manager's opinion, utilize such an approach.

    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.; BRANDYWINE ASSET MANAGEMENT, INC.; GSB INVESTMENT MANAGEMENT, INC.; HOTCHKIS AND WILEY; and INDEPENDENCE INVESTMENT ASSOCIATES, INC. currently manage the assets of the Balanced Portfolio. See "Investment Advisers."

AMERICAN AADVANTAGE GROWTH AND INCOME FUND -- This Fund's investment objective is to realize long-term capital appreciation and current income. This Fund seeks its investment objective by investing all of its investable assets

                                                                      PROSPECTUS
in the Growth and Income Portfolio, which invests primarily in equity securities. Excluding collateral for securities loaned, ordinarily at least 80% of the Portfolio's assets will be invested in equity securities consisting of common stocks, preferred stocks, securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants, and foreign equity securities that are represented by U.S. dollar-denominated American Depository Receipts traded in the United States on exchanges and in the over-the-counter market. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations. In order to seek either above average current income or capital appreciation when interest rates are expected to decline, the Portfolio may invest in debt securities which, at the time of purchase, are rated in one of the four highest rating categories by all Rating Organizations rating that security or, if unrated, are deemed to be of comparable quality by the applicable investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's debt allocation. See "American AAdvantage Balanced Fund" for a description of the risks involved with these obligations. See the SAI for definitions of the foregoing securities and for a description of debt ratings. The Portfolio also may invest in other investment companies or in cash and cash equivalents, including obligations that are permitted investments for the Money Market Portfolio. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents and investment grade short-term obligations. In addition, the Portfolio may purchase or sell securities on a "when-issued" or "forward commitment" basis. See "American AAdvantage Balanced Fund" for a description of these transactions.

     BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.; BRANDYWINE ASSET MANAGEMENT, INC.; GSB INVESTMENT MANAGEMENT, INC.; HOTCHKIS AND WILEY; and INDEPENDENCE INVESTMENT ASSOCIATES, INC. currently manage the assets of the Growth and Income Portfolio. See "Investment Advisers."

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND -- This Fund's investment objective is to realize long-term capital appreciation. This Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio, which invests primarily in equity securities of issuers based outside the United States. Ordinarily the Portfolio will invest at least 65% of its assets in common stocks and securities convertible into common stocks of issuers in at least three different countries located outside the United States. However, excluding collateral for securities loaned, the Portfolio generally invests in excess of 80% of its assets in such securities. The remainder of the Portfolio's assets will be invested in non-U.S. debt securities which, at the time of purchase, are rated in one of the three highest rating categories by any Rating Organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market, or in cash or cash equivalents, including obligations that are permitted investments for the Money Market Portfolio or in other investment companies. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents, other investment companies and investment grade short-term obligations.

     The investment advisers select securities based upon a country's economic outlook, market valuation and potential changes in currency exchange rates. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations.

     Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability abroad, including risk of nationalization or expropriation of assets and the risk of war; (2) less liquidity and greater volatility of foreign investments; (3) less public information regarding foreign companies;
(4) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (5) lack of uniform accounting, auditing and financial reporting standards; (6) delays in transaction settlement in some foreign markets; (7) possible imposition of confiscatory foreign taxes; (8) possible limitation on the removal of securities or other assets of the Portfolio; (9) restrictions on foreign investments and repatriation of capital;
(10) currency fluctuations; (11) cost and possible restrictions of currency conversion; (12) withholding taxes on dividends in foreign countries; and (13) possible higher commissions, custodial fees and management costs than in the U.S. market. These risks are often greater for investments in emerging or developing countries.

PROSPECTUS

     The Portfolio will limit its investments to those in countries which have been recommended by the Manager and which have been approved by the AMR Trust Board. Countries may be added or deleted with AMR Trust Board approval. In determining which countries will be approved, the AMR Trust Board will evaluate the risk factors set forth above and will particularly focus on the ability to repatriate funds, the size and liquidity aspects of a particular country's market and the investment climate for foreign investors. The current countries in which the Portfolio may invest are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom.

     The Portfolio may trade forward foreign currency contracts ("forward contracts"), which are derivatives, to hedge currency fluctuations of underlying stock or bond positions, or in other circumstances permitted by the Commodity Futures Trading Commission ("CFTC"). Forward contracts to sell foreign currency may be used when the management of the Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar. Forward contracts are also entered into to set the exchange rate for a future transaction. In this manner, the Portfolio may protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. Forward contracts involve certain risks which include, but are not limited to: (1) imperfect correlation between the securities hedged and the contracts themselves; and (2) possible decrease in the total return of the Portfolio. Forward contracts are discussed in greater detail in the SAI.

     The Portfolio also may trade currency futures ("futures") for the same reasons as for entering into forward contracts as set forth above. Futures are traded on U.S. and foreign currency exchanges. The use of futures also entails certain risks which include, but are not limited to: (1) less liquidity due to daily limits on price fluctuation; (2) imperfect correlation between the securities hedged and the contracts themselves; (3) possible decrease in the total return of the Portfolio due to hedging; (4) possible reduction in value for both the contracts and the securities being hedged; and (5) potential losses in excess of the amounts invested in the futures contracts themselves. The Portfolio may not enter into futures contracts if the purchase or sale of such contract would cause the sum of the Portfolio's initial and any variation margin deposits to exceed 5% of its total assets. Futures contracts, which are derivatives, are discussed in greater detail in the SAI.

     HOTCHKIS AND WILEY, MORGAN STANLEY ASSET MANAGEMENT INC. and TEMPLETON INVESTMENT COUNSEL, INC. currently serve as investment advisers to the International Equity Portfolio. See "Investment Advisers."

AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND -- This Fund's investment objective is to realize income and capital appreciation. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Limited-Term Income Portfolio, which invests primarily in debt obligations. Permissible investments include securities of the U.S. Government and its agencies and instrumentalities, including STRIPS and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; domestic, Yankeedollar and Eurodollar certificates of deposit, bank deposit notes, and bank notes; other investment companies; and cash or cash equivalents including obligations that are permitted investments for the Money Market Portfolio. Such obligations may have a fixed, variable or floating rate of interest. At the time of purchase, all such securities will be rated in one of the four highest rating categories by all Rating Organizations rating such obligation or, if unrated, will be deemed to be of comparable quality by the Manager. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's total assets. See "American AAdvantage Balanced Fund" for a description of the risks involved with these obligations. The Portfolio, at the discretion of the Manager, may retain a security which has been downgraded below the initial investment criteria. See the SAI for definitions of the foregoing securities and for a description of debt ratings. Principal and/or interest payments for obligations of the U.S. Government's agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

                                                                      PROSPECTUS

     Investments in Yankeedollar and Eurodollar bonds, notes and certificates of deposit involve risks that differ from investments in securities of domestic issuers. See "American AAdvantage Money Market Fund" for a description of these risks. The Portfolio also may engage in dollar rolls, or purchase or sell securities on a "when-issued" or "forward commitment" basis as described under "American AAdvantage Balanced Fund."

     The market value of fixed rate securities, and thus the net asset value of this Portfolio's shares, is expected to vary inversely with movements in interest rates. The market value of variable and floating rate instruments should not vary as much due to the periodic adjustments in their interest rates. An adjustment which increases the interest rate of such securities should reduce or eliminate declines in market value resulting from a prior upward movement in interest rates, and an adjustment which decreases the interest rate of such securities should reduce or eliminate increases in market value resulting from a prior downward movement in interest rates.

     Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

     Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

     The Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans, automobile and credit card receivables, and other types of receivables or other assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's and the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that do not exist with mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on the securities. The risks
PROSPECTUS
associated with asset-backed securities are often reduced by the addition of credit enhancements, such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Although investments will not be restricted by either maturity or duration of the securities purchased, under normal circumstances, the Portfolio will seek to maintain a dollar weighted average duration of one to three years. Because the timing on return of principal for both asset-backed and mortgage-backed securities is uncertain, in calculating the average weighted duration of the Portfolio, the duration of these securities may be based on certain industry conventions.

     The Manager serves as the sole active investment adviser to the Limited-Term Income Fund and its corresponding Portfolio.

MONEY MARKET FUNDS -- The investment objectives of the Money Market Funds are to seek current income, liquidity and the maintenance of a stable $1.00 price per share. The Money Market Funds seek to achieve these objectives by investing all of their investable assets in the Money Market Portfolios, which invest in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Manager or the AMR Trust Board to present minimal credit risks. Portfolio investments are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"). See the SAI for an explanation of the amortized cost valuation method. Obligations in which the Money Market Portfolios invest generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted portfolio maturity of each Money Market Portfolio will not exceed 90 days. The Manager serves as the sole investment adviser to the Money Market Funds. See "Management and Administration of the Trust."

AMERICAN AADVANTAGE MONEY MARKET FUND -- The Fund's corresponding Portfolio may invest in obligations permitted to be purchased under Rule 2a-7 of the 1940 Act including, but not limited to, (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) loan participation interests, medium-term notes, funding agreements and asset-backed securities; (3) domestic, Yankeedollar and Eurodollar certificates of deposit, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies; and (4) repurchase agreements involving the obligations listed above. The Money Market Portfolio will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by two Rating Organizations such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a Rating Organization; or (3) are unrated, but are determined to be of comparable quality by the Manager pursuant to guidelines approved by the AMR Trust Board and subject to ratification by the AMR Trust Board. See the SAI for definitions of the foregoing instruments and rating systems. The Portfolio may invest in other investment companies. The Portfolio also may purchase or sell securities on a "when-issued" or a "forward commitment" basis as described in "American AAdvantage Balanced Fund."

     The Portfolio will invest more than 25% of its assets in obligations issued by the banking industry. However, for temporary defensive purposes during periods when the Manager believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Portfolio may not maintain this concentration.

     Investments in Eurodollar (U.S. dollar obligations issued outside the United States by domestic or foreign entities) and Yankeedollar (U.S. dollar obligations issued inside the United States by foreign entities) obligations involve additional risks. Most notably, there generally is less publicly available information about foreign issuers; there may be less governmental regulation and supervision; foreign issuers may use different accounting and financial standards; and the adoption of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

                                                                      PROSPECTUS

     Variable amount master demand notes in which the Portfolio may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally publicly traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand note generally will not exceed seven days. To the extent this period is exceeded, the note in question would be considered illiquid. Issuers of variable amount master demand notes must satisfy the same criteria as set forth for other promissory notes (e.g. commercial paper). The Portfolio will invest in variable amount master demand notes only when such notes are determined by the Manager, pursuant to guidelines established by the AMR Trust Board, to be of comparable quality to rated issuers or instruments eligible for investment by the Portfolio. In determining average dollar weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND -- The Fund's corresponding Portfolio may invest in municipal obligations issued by or on behalf of the governments of states, territories, or possessions of the United States; the District of Columbia; and their political subdivisions, agencies and instrumentalities if the interest these obligations provide is generally exempt from federal income tax. The Municipal Money Market Portfolio will invest only in issuers or instruments that at the time of purchase (1) are guaranteed by the U.S. Government, its agencies, or instrumentalities; (2) are secured by letters of credit that are irrevocable and issued by banks which qualify as authorized issuers for the Money Market Portfolio (see "American AAdvantage Money Market Fund"); (3) are guaranteed by one or more municipal bond insurance policies that cannot be canceled and are issued by third-party guarantors possessing the highest claims-paying rating from a Rating Organization; (4) have received one of the two highest short-term ratings from at least two Rating Organizations;
(5) are single rated and have received one of the two highest short-term ratings from that Rating Organization; (6) have no short-term rating but the instrument is comparable to the issuer's rated short-term debt; (7) have no short-term rating (or comparable rating) but have received one of the top two long-term ratings from all Rating Organizations rating the issuer or instrument; or (8) are unrated, but are determined to be of comparable quality by the Manager pursuant to guidelines approved by, and subject to the oversight of, the AMR Trust Board. The Portfolio also may invest in other investment companies. Ordinarily at least 80% of the Portfolio's net assets will be invested in municipal obligations, the interest from which is exempt from federal income tax. However, should market conditions warrant, the Portfolio may invest up to 20% (or for temporary defensive purposes, up to 100%) of its assets in eligible investments for the Money Market Portfolio which are subject to federal income tax.

     The Portfolio may invest in certain municipal obligations which have rates of interest that are adjusted periodically according to formulas intended to minimize fluctuations in the values of these instruments. These instruments, commonly known as variable rate demand obligations, are long-term instruments which allow the purchaser, at its discretion, to redeem securities before their final maturity at par plus accrued interest upon notice (typically 7 to 30 days).

     Municipal obligations may be backed by the full taxing power of a municipality ("general obligations"), or by the revenues from a specific project or the credit of a private organization ("revenue obligations"). Some municipal obligations are collateralized as to payment of principal and interest by an escrow of U.S. Government or federal agency obligations, while others are insured by private insurance companies, while still others may be supported by letters of credit furnished by domestic or foreign banks. The Portfolio's investments in municipal obligations may include fixed, variable, or floating rate general obligations and revenue obligations (including municipal lease obligations and resource recovery obligations); zero coupon and asset-backed obligations; variable rate auction and residual interest obligations; tax, revenue, or bond anticipation notes; tax-exempt commercial paper; and purchase obligations that are subject to restrictions on resale. See the SAI for a further discussion of the foregoing obligations. The Portfolio may purchase or sell obligations on a "when-issued" or "forward commitment" basis, as described under "American AAdvantage Balanced Fund."

PROSPECTUS

     The Portfolio may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security would also affect the other securities; for example, securities the interest of which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Portfolio may be subject to greater risk compared to a fund that does not follow this practice. However, the Manager believes this risk is mitigated because it is anticipated that most of the Portfolio's assets will be insured or backed by bank letters of credit. Additionally, the Portfolio may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users.

     The Portfolio also may invest in municipal obligations that constitute "private activity obligations." These include obligations that finance student loans, residential rental projects, and solid waste disposal facilities. To the extent the Portfolio earns interest income on private activity obligations, shareholders will be required to treat the portion of the Fund's distributions attributable to its share of such interest as a "tax preference item" for purposes of determining their liability for the federal alternative minimum tax ("AMT") and, as a result, may become subject to (or increase their liability for) the AMT. Shareholders should consult their own tax advisers to determine whether they may be subject to the AMT. The Portfolio may invest in private activity obligations without limitation and it is anticipated that a substantial portion of the Portfolio's assets will be invested in these obligations. As a result, a substantial portion of the Fund's distributions may be a tax preference item, which will reduce the net return from the Fund for taxpayers subject to the AMT. Interest on "qualified" private activity obligations is exempt from federal income tax.

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND -- The Fund's corresponding Portfolio will invest exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements which are collateralized by such obligations. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds). The Fund may invest in securities issued by the Agency for International Development, Farmers Home Administration, Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Land Bank, FNMA, GNMA, General Services Administration, Rural Electrification Administration, Small Business Administration, Tennessee Valley Authority, and others. Some of these obligations, such as those issued by the Federal Home Loan Bank and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation and the discretionary authority of the U.S. Government to purchase the agency's obligations. See the SAI for a further discussion of the foregoing obligations. Counterparties for repurchase agreements must be approved by the AMR Trust Board. The Portfolio may purchase or sell securities on a "when-issued" or "forward commitment" basis, as described under "American AAdvantage Balanced Fund."

OTHER INVESTMENT POLICIES -- In addition to the investment policies described previously, each Portfolio also may lend its securities, enter into fully collateralized repurchase agreements and invest in private placement offerings.

     SECURITIES LENDING. Each Portfolio may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, securities of the U.S. Government and its agencies and instrumentalities and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by any Portfolio would exceed 33 1/3% of its total assets. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolios seek to minimize this risk by making loans only to borrowers which are deemed by the Manager to be of good financial standing and which have been approved by the AMR Trust Board. For purposes of complying with each Portfolio's investment policies and restrictions, collateral received in connection with securities loans will be deemed an asset of a Portfolio to the extent required by law. The Manager will receive compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation will depend on the income generated by the loan of each Portfolio's securities. The SEC has granted exemptive relief that permits the Portfolios to invest cash collateral received from securities
                                                                      PROSPECTUS
lending transactions in shares of one or more private investment companies managed by the Manager. See the SAI for further information regarding loan transactions.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers or the Manager attempt to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust Board. See the SAI for more information regarding repurchase agreements.

     PRIVATE PLACEMENT OFFERINGS. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors such as the Portfolios through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity. The Money Market Portfolios will not invest more than 10% (and the Variable NAV Funds' respective Portfolios, no more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

     The AMR Trust Board and the applicable investment adviser, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as: valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

BROKERAGE PRACTICES AND PORTFOLIO TURNOVER -- Each investment adviser will place its own orders to execute securities transactions which are designed to implement the applicable Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, an investment adviser of a Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so.

     The Money Market Portfolios and the Limited-Term Income Portfolio normally will not incur any brokerage commissions on their transactions because money market and debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts and without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer.

     No Portfolio, other than the Limited-Term Income Portfolio, currently expects its portfolio turnover rate to exceed 100%. The portfolio turnover rate for the Limited-Term Income Portfolio for the fiscal year ended October 31, 1996 was 304%. High portfolio activity increases a Portfolio's transaction costs, including brokerage commissions and may result in a greater number of taxable transactions.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS -- As previously described, investors should be aware that each Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment

PROSPECTUS
objective by investing all of its investable assets in a corresponding Portfolio of the AMR Trust, which is a separate investment company. Since a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

     The Manager expects, although it cannot guarantee, that the Trust will achieve economies of scale by investing in the AMR Trust. In addition to selling their interests to the Funds, the Portfolios sell their interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio pay a proportionate share of the Portfolio's expenses and invest in that Portfolio on the same terms and conditions. However, other investment companies investing all of their assets in a Portfolio are not required to sell their shares at the same public offering price as a Fund and are allowed to charge different sales commissions. Therefore, investors in a Fund may experience different returns from investors in another investment company that invests exclusively in that Fund's corresponding Portfolio.

     The Fund's investment in a Portfolio may be affected materially by the actions of large investors in that Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, that is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect its liquidity adversely.

     The Portfolios' and their corresponding Funds' investment objectives and policies are described above. See "Investment Restrictions" for a description of their investment restrictions. The investment objective of a Fund can be changed only with shareholder approval. The approval of a Fund and of other investors in its corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of a Fund within thirty days prior to any changes in its corresponding Portfolio's investment objective. If the investment objective of a Portfolio changes and the shareholders of its corresponding Fund do not approve a parallel change in that Fund's investment objective, the Fund would seek an alternative investment vehicle or the Manager and the investment advisers would actively manage the Fund.

     See "Management and Administration of the Trust" for a complete description of the investment management fee and other expenses associated with a Fund's investment in its corresponding Portfolio. This Prospectus and the SAI contain more detailed information about each Fund and its corresponding Portfolio, including information related to (1) the investment objective, policies and restrictions of each Fund and its corresponding Portfolio, (2) the Board of Trustees and officers of the Trust and the AMR Trust, (3) brokerage practices,
(4) the Funds' shares, including the rights and liabilities of its shareholders,
(5) additional performance information, including the method used to calculate yield and total return, and (6) the determination of the value of each Fund's shares.

INVESTMENT RESTRICTIONS

     The following fundamental investment restrictions and the non-fundamental investment restriction are identical for each Fund and its corresponding Portfolio. Therefore, although the following discusses the investment restrictions of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the Board. The following fundamental investment restrictions may be changed with respect to a particular Fund by

                                                                      PROSPECTUS
the majority vote of that Fund's outstanding shares or with respect to a Portfolio by the majority vote of that Portfolio's interest holders. No Portfolio may:

    - Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets. In addition, although not a fundamental investment restriction and therefore subject to change without shareholder vote, the Money Market Portfolio and the U.S. Government Money Market Portfolio apply this restriction with respect to 100% of their assets.

    - Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries). With respect to the Money Market Portfolio, this restriction does not apply to the banking industry.

     The following non-fundamental investment restriction may be changed with respect to a particular Fund by a vote of a majority of the Board or with respect to a Portfolio by a vote of a majority of the AMR Trust Board: no Portfolio may invest more than 15% (or, with respect to any Money Market Portfolio, 10%) of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days.

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. See the SAI for other investment limitations.

YIELDS AND TOTAL RETURNS

     From time to time each class of the Money Market Funds may advertise their "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield refers to the income generated by an investment over a seven calendar-day period (which period will be stated in the advertisement). This income is then annualized by assuming the amount of income generated by the investment during that week is earned each week over a one-year period, and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The Municipal Money Market Fund also may quote "tax equivalent yields," which show the taxable yields a shareholder would have to earn before federal income taxes to equal this Fund's tax-exempt yields. The tax equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal income tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation. As stated earlier, the Fund considers interest on private activity obligations to be exempt from federal income tax. Each class of a Fund has different expenses which will impact its performance.

     Advertised yields for the Institutional Class of the Variable NAV Funds will be computed by dividing the net investment income per share earned by the applicable class during the relevant time period by the maximum offering price per share for that class on the last day of the period. Total return quotations advertised by the Funds may reflect the average annual compounded (or aggregate compounded) rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period. Additionally, each class of the Limited-Term Income Fund may advertise a "monthly distribution rate." This rate is based on an annualized monthly dividend accrual rate per share compared with the month-end share price of each class of this Fund. The Funds will at times compare their performance to

PROSPECTUS
applicable published indices, and also may disclose their performance as ranked by certain ranking entities. See the SAI for more information about the calculation of yields and total returns.

MANAGEMENT AND ADMINISTRATION OF THE TRUST

FUND MANAGEMENT AGREEMENT -- The Board has general supervisory responsibility over the Trust's affairs. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Trust pursuant to a Management Agreement dated April 3, 1987, as amended July 25, 1997, together with the Administrative Services Agreement described below. The AMR Trust and the Manager also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates the Manager to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust. The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc., and was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. The assets of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio are allocated by the Manager among one or more investment advisers designated for that Portfolio. See "Investment Advisers." The Manager serves as the sole active investment adviser to the Money Market Portfolios and the Limited-Term Income Portfolio. In addition, with the exception of the International Equity Portfolio, if so requested by any investment adviser, the Manager will make the investment decisions with respect to assets allocated to that investment adviser which the investment adviser determines should be invested in short-term obligations of the type permitted for investment by the Money Market Portfolio. As of December 31, 1996, the Manager had assets under management totaling approximately $16.0 billion including approximately $5.7 billion under active management and $10.3 billion as named fiduciary or fiduciary adviser. Of the total, approximately $11.9 billion of assets are related to AMR. American Airlines, Inc. is not responsible for investments made in the American AAdvantage Funds.

     The Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Trusts by third parties. The Manager also oversees each Portfolio's participation in securities lending activities and any actions taken by securities lending agents in connection with those activities to ensure compliance with all applicable regulatory and investment guidelines. The Manager also develops the investment programs for each Portfolio, selects and changes investment advisers (subject to approval by the AMR Trust Board and appropriate interest holders), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, and coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions.

     Except as otherwise provided below, the Manager bears the expense of providing the above services and pays the fees of the investment advisers of the Funds and their Portfolios. As compensation for paying the investment advisory fees and for providing the Portfolios with advisory and asset allocation services, the Manager receives from the AMR Trust an annualized advisory fee that is calculated and accrued daily, equal to the sum of (1) 0.15% of the net assets of the Money Market Portfolios, (2) 0.25% of the net assets of the Limited-Term Income Portfolio, (3) 0.10% of the net assets of the other Portfolios, plus (4) all fees payable by the Manager to the AMR Trust's investment advisers as described in "Investment Advisers." The advisory fee is payable quarterly in arrears. To the extent that a Fund invests all of its investable assets in its corresponding Portfolio, the Manager will not receive an advisory fee under its Management Agreement with the Trust. The Manager receives compensation in connection with securities lending activities. If a Portfolio lends its portfolio securities and receives cash collateral from the borrower, the Manager will receive up to 25% of the net annual interest income (the gross interest earned by the investment less the amount paid to the borrower as well as related expenses) received from the investment of such cash. If a borrower posts collateral other than cash, the borrower will pay to the lender a loan fee. The Manager will receive up to 25% of the loan fees posted by borrowers. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the

                                                                      PROSPECTUS
loan fees posted by borrowers. In addition, the Manager is compensated through the Administrative Services Agreement as described below for other services provided.

     Each Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board and the AMR Trust Board, including the affirmative votes of a majority of the Trustees of each Board who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of a Fund's shareholders or a Portfolio's interest holders. A Management Agreement may be terminated with respect to a Fund or a Portfolio at any time, without penalty, by a majority vote of outstanding Fund shares or Portfolio interests on sixty (60) days' written notice to the Manager, or by the Manager, on sixty (60) days' written notice to the Trust or the AMR Trust. A Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

     The Trust is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Independent Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Portfolio; and any extraordinary expenses of a nonrecurring nature.

     A majority of the Independent Trustees of the Board have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and the AMR Trust, including creating a separate Board of Trustees of the AMR Trust.

FUND ADVISORY AGREEMENTS -- Each investment adviser has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Funds and their corresponding Portfolios. To the extent that a Fund invests all of its investable assets in a corresponding Portfolio, however, an investment adviser will receive an advisory fee only on behalf of the Portfolio and not on behalf of its corresponding Fund. Except for the Money Market Portfolios and the Limited-Term Income Portfolio, the assets of each Portfolio are allocated among the investment advisers designated for that Portfolio and described in this Prospectus in "Investment Advisers." The Manager is permitted to enter into new or modified advisory agreements with existing or new investment advisers without approval of Fund shareholders or Portfolio interest holders, but subject to approval of the Board and the AMR Trust Board. The Securities and Exchange Commission issued an exemptive order which eliminates the need for shareholder/interest holder approval subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the applicable Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. The Manager recommends investment advisers to the Board and the AMR Trust Board based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets among investment advisers may be changed at any time by the Manager. Allocations among investment advisers will vary based upon a variety of factors, including the overall investment performance of each investment adviser, the Portfolio's cash flow needs and market conditions. The Manager need not allocate assets to each investment adviser designated for a Portfolio. The investment advisers can be terminated without penalty to the AMR Trust by the Manager, the AMR Trust Board or the interest holders of the applicable Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and the Manager does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

     Each investment adviser has discretion to purchase and sell securities for its segment of a Portfolio's assets in accordance with that Portfolio's objectives, policies and restrictions and the more specific strategies provided by the Manager. Although the investment advisers are subject to general supervision by the AMR Trust Board and the Manager, these parties do not evaluate the investment merits of specific securities transactions. As

PROSPECTUS
compensation for its services, each investment adviser is paid a fee by the Manager out of the proceeds of the management fee received by the Manager from the AMR Trust.

ADMINISTRATIVE SERVICES AGREEMENT -- The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide the Funds those administrative and management services (other than investment advisory services) described in the Management Agreement. As compensation for these services, the Manager receives an annualized fee of 0.25% of the net assets of the Institutional Class of the Variable NAV Funds and 0.05% of the net assets of the Institutional Class of the Money Market Funds. The fee is payable quarterly in arrears.

DISTRIBUTION OF TRUST SHARES -- Shares are distributed through the Funds' principal underwriter, BTS. BTS is compensated by the Manager, and not the Trust. The Trust does not incur any direct distribution expenses other than those related to Platinum Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

ALLOCATION OF FUND EXPENSES -- Expenses of each Fund generally are allocated equally among the shares of that Fund, regardless of class. However, certain expenses approved by the Board will be allocated solely to the class to which they relate.

PRINCIPAL UNDERWRITER -- BROKERS TRANSACTION SERVICES, INC. ("BTS"), 7001 Preston Road, Dallas, Texas 75205, serves as the principal underwriter of the Trust.

CUSTODIAN -- STATE STREET BANK & TRUST COMPANY ("State Street"), Boston, Massachusetts, serves as custodian for the Portfolios and the Funds.

TRANSFER AGENT -- State Street serves as transfer agent and provides transfer agency services for Fund shareholders through its affiliate NATIONAL FINANCIAL DATA SERVICES, ("NFDS"), Kansas City, Missouri.

INDEPENDENT AUDITOR -- The independent auditor for the Funds and the AMR Trust is ERNST & YOUNG LLP, Dallas, Texas.

INVESTMENT ADVISERS

     Set forth below is a brief description of the investment advisers for each Fund and its corresponding Portfolio, except for the Money Market Funds and their corresponding Portfolios, whose sole investment adviser is the Manager. References to the investment advisers retained by a Portfolio also apply to the corresponding Fund. Except for the Manager, none of the investment advisers provides any services to the Funds or the Portfolios except for portfolio investment management and related recordkeeping services, or has any affiliation with the Trust, the AMR Trust or the Manager.

     William F. Quinn has served as President of the Manager since it was founded in 1986 and Nancy A. Eckl serves as Vice President-Trust Investments of the Manager. Ms. Eckl previously served as Vice President-Finance and Compliance of the Manager from December 1990 to May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Balanced Fund, the Growth and Income Fund, the International Equity Fund and their corresponding Portfolios. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among investment advisers.

     Michael W. Fields is responsible for the portfolio management oversight of the Limited-Term Income Fund and its corresponding Portfolio. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments. Benjamin L. Mayer is responsible for the day-to-day portfolio

                                                                      PROSPECTUS
management of the Limited-Term Income Portfolio. Mr. Mayer has served as Senior Portfolio Manager of the Manager since May 1995. Prior to that time, he was a Vice President of Institutional Fixed Income Sales at Merrill Lynch, Pierce, Fenner & Smith from January 1994 to April 1995 and Vice President, Regional Senior Strategist from April 1989 to January 1994. Mr. Mayer has had portfolio management responsibility for the Fund since August 1995.

     BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1996, Barrow had discretionary investment management authority with respect to approximately $20.5 billion of assets, including approximately $1.5 billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced Portfolio, the Growth and Income Portfolio and the Limited-Term Income Portfolio, although the Manager does not presently intend to allocate any of the assets in the Limited-Term Income Portfolio to Barrow. The Manager pays Barrow an annualized fee equal to
 .30% on the first $200 million in AMR Trust assets under its discretionary management, .20% on the next $300 million, .15% on the next $500 million, and
 .125% on assets over $1 billion.

     BRANDYWINE ASSET MANAGEMENT, INC. ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware 19801, is a privately held professional investment counseling firm founded in 1986. As of December 31, 1996, Brandywine had assets under management totaling approximately $6 billion, including approximately $285 million of assets of AMR and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced and the Growth and Income Portfolios. The Manager pays Brandywine an annualized fee equal to .225% of assets in the Balanced Portfolio and .25% of assets in the Growth and Income Portfolio of the first $500 million of AMR Trust assets under its discretionary management, .225% of the next $100 million on all assets and .20% on all excess assets.

     On December 9, 1997, Brandywine and Legg Mason, Inc. announced the signing of a definitive agreement to merge Brandywine into Legg Mason, Inc. in an exchange of stock. Subject to various conditions being satisfied, it is anticipated that the transaction will close in late January 1998. Thereafter, Brandywine will become a wholly owned subsidiary of Legg Mason, Inc. but will continue to be managed by its current senior management.

     GSB INVESTMENT MANAGEMENT, INC. ("GSB"), 301 Commerce Street, Fort Worth, Texas 76102, is a professional investment management firm which was founded in 1987 by Frank P. Ganucheau, Mark J. Stupfel, and Lyle E. Brumley. GSB is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1996, GSB managed approximately $3.2 billion of assets, including approximately $802 million of assets of AMR and its subsidiaries and affiliated entities. GSB serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. The Manager pays GSB an annualized fee equal to
 .30% of the first $100 million in AMR Trust assets under its discretionary management, .25% of the next $100 million, .20% of the next $100 million and
 .15% on all excess assets.

     HOTCHKIS AND WILEY, 800 West Sixth Street, 5th Floor, Los Angeles, California 90017, is a professional investment counseling firm which was founded in 1980 by John F. Hotchkis and George Wiley. Hotchkis and Wiley is a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Assets under management as of December 31, 1996 were approximately $10.2 billion, which included approximately $1.4 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio. The Manager pays Hotchkis and Wiley an annualized fee equal to .60% of the first $10 million of assets under its discretionary management, .50% of the next $140 million of assets, .30% of the next $50 million of assets, .20% of the next $800 million of assets and .15% of all excess assets.

     INDEPENDENCE INVESTMENT ASSOCIATES, INC. ("IIA"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company. Assets under management as of December 31, 1996, including funds managed for its parent company, were approximately $25.9 billion, which included approximately
PROSPECTUS

$981 million of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. The Manager pays IIA an annualized fee equal to .50% of the first $30 million of AMR Trust assets under its discretionary management, .25% of the next $70 million of assets, and .20% of all excess assets.

     MORGAN STANLEY ASSET MANAGEMENT INC. ("MSAM"), 25 Cabot Square, London, United Kingdom E14 4QA, is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. MSAM provides portfolio management and named fiduciary services to taxable and nontaxable institutions, international organizations and individuals investing in United States and international equity and debt securities. As of September 30, 1996, MSAM had assets under management totaling approximately $67.1 billion, including approximately $50.2 billion under active management and $16.9 billion as named fiduciary or fiduciary adviser. As of December 31, 1996, MSAM had investment authority over approximately $314 million of assets of AMR and its subsidiaries and affiliated entities. MSAM serves as an investment adviser to the International Equity Portfolio. The Manager pays MSAM an annual fee equal to .80% of the first $25 million of AMR Trust assets under its discretionary management, .60% of the next $25 million in assets, .50% of the next $25 million in assets and .40% on all excess assets.

     TEMPLETON INVESTMENT COUNSEL, INC. ("Templeton"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of December 31, 1996, Templeton had discretionary investment management authority with respect to approximately $21.7 billion of assets, including approximately $433.9 million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Portfolio. The Manager pays Templeton an annualized fee equal to .50% of the first $100 million of assets under its discretionary management, .35% of the next $50 million in assets, .30% of the next $250 million in assets and .25% on assets over $400 million.

     Solely for the purpose of determining the applicable percentage rates when calculating the fees for each investment adviser other than MSAM, there shall be included all other assets or trust assets of American Airlines, Inc. also under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program). For the purpose of determining the applicable percentage rates when calculating MSAM's fees, all equity account assets managed by MSAM on behalf of American Airlines, Inc. shall be included. The inclusion of any such assets will result in lower overall fee rates being applied to the applicable Portfolio.

PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASING SHARES OF THE TRUST -- Institutional Class shares are offered without a sales charge to institutions -- including bank trust departments acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which the bank acts as agent or fiduciary); endowment funds and charitable foundations; employee welfare plans which are tax-exempt under
Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code"); qualified pension and profit sharing plans, and cash or deferred arrangements under Section 401(k) of the Code; corporations; and other institutional investors who make an initial investment of at least $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. The Manager may waive the minimum investment requirement for certain individuals associated with AMR or the Manager, as more fully described in the SAI. In addition, for investors such as investment advisors, trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client. Shares purchased through financial intermediaries may be subject to transaction fees.

     Trust shares are sold without a sales charge at the net asset value next determined after the acceptance of a purchase order. Shares of the Variable NAV Funds are offered and purchase orders accepted until the close of the New York Stock Exchange (the "Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for trading which excludes the following business holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day ("Business Day"). Shares of the Money Market Fund are offered and orders accepted until

                                                                      PROSPECTUS

3:00 p.m. Eastern time, or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business except for Columbus Day and Veteran's Day ("Money Market Business Day") and during which federal funds become available to the Fund. Shares are offered and orders are accepted for the Municipal Money Market Fund until 11:45 a.m. Eastern time, or the close of the Exchange (whichever comes first) and for the U.S. Government Money Market Fund until 2:00 p.m. Eastern time, or the close of the Exchange (whichever comes first) on each Money Market Business Day. The Trust reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

     Institutional Class shares may be purchased and redeemed as follows:

BY WIRE -- Purchases may be made by wiring funds. If opening a new account, an investor should first forward a completed new account application to the Manager at P.O. Box 619003, MD 5645, DFW Airport, TX 75261-9003 or by facsimile to (817) 967-0768. To ensure prompt receipt of a transmission by wire, the investor should: (i) telephone NFDS at (800) 658-5811 and specify the Fund in which shares are to be purchased; (ii) provide a name, address, telephone number and account number; and (iii) identify the source bank and amount being wired. NFDS will provide the investor with an account number. The investor should instruct its bank to designate the account number and transmit the federal funds to:
"State Street Bank & Trust Co., ABA Routing #0110-0002-8, AC-9905-342-3; Attn:
American AAdvantage Funds -- Institutional Class," and reference the specific Fund.

BY DEPOSITING SECURITIES -- Shares of a Fund may be purchased in exchange for an investor's securities if the securities are acceptable to that Fund's corresponding Portfolio and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must first contact the Manager and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The investor must represent that all such securities offered to any Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Manager will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Manager. Securities accepted by a Fund must have a readily ascertainable value as evidenced by a listing on the Exchange, American Stock Exchange or Nasdaq. Securities are valued in the manner described for valuing Portfolio assets in the section entitled "Valuation of Shares." Acceptance of such orders may occur on any day during the five-day period afforded the Manager to review the acceptability of the securities. Upon notice of acceptance of such orders, the securities must be delivered in fully negotiable form within three days. The Manager will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange, depending upon the adjusted tax basis and value of the securities tendered. A Fund will accept securities in this manner only for purposes of investment by its corresponding Portfolio, and not for resale.

BY MAIL -- Share purchases of any Fund may be made by mail by sending a check or other negotiable bank draft payable to American AAdvantage Funds to: "American AAdvantage Funds, P.O. Box 419643, Kansas City, MO, 64141-6643." An additional purchase of shares should be accompanied by the shareholder's account number. Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

REDEMPTION OF SHARES -- Shares of the Funds may be redeemed by telephone or by mail on any Business Day for the Variable NAV Funds and on any Money Market Business Day for the Money Market Funds.

BY TELEPHONE -- Shares may be redeemed by telephone. Proceeds from redemption orders placed by the following deadlines generally will be transmitted to shareholders on the same day: 2:00 p.m. Eastern time for the Money Market Fund and the U.S. Government Money Market Fund, and 11:45 a.m. Eastern time for the Municipal Money Market Fund. Proceeds from redemption orders received by 4:00 p.m. Eastern time for the Variable NAV Funds generally will be transmitted to shareholders the next Business Day.

BY MAIL -- Variable NAV Fund shares may be redeemed on any Business Day by writing directly to the Funds at the address above under "Purchasing Shares of the Trust -- By Mail." Shares of the Money Market Funds may be

PROSPECTUS
redeemed on any Money Market Business Day by writing to the same address. The redemption price will be the net asset value per share next determined after receipt by the transfer agent of all required documents in good order. "Good order" means that the request must include a letter of instruction or stock assignment specifying (1) the account number and Fund name; (2) the number of shares or dollar amount to be redeemed; (3) signature of an authorized signatory for the owners of the shares in the exact names in which they appear on the account; (4) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, IRAs and welfare, pension and profit-sharing plans; and (5) any share certificates being redeemed must be returned duly endorsed or accompanied by a stock assignment with signatures guaranteed by a bank, trust company or member of a recognized stock exchange. Shares redeemed through financial intermediaries may be subject to transaction fees.

     Payment for redeemed shares will be made in cash within seven days after the receipt of a redemption request in good order. However, the Fund reserves the right to suspend redemptions or postpone the date of payment (a) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted, (b) at such time as an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the Funds' shareholders. Shares purchased by check may not be redeemed until the funds have cleared, which may take up to 15 days. Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. See the SAI for further information concerning redemptions in kind.

FULL REDEMPTIONS -- Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

VALUATION OF SHARES -- The net asset value of each share (share price) of the Variable NAV Funds is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each Business Day and the net asset value of each share of the Money Market Funds is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each Money Market Business Day. The net asset value of shares of the Institutional Class will be determined based on a pro rata allocation of the value of the Fund's corresponding Portfolio's investment income, expenses and total capital gains and losses. The allocation will be based on comparative net asset value at the beginning of the day except for expenses related solely to one class of shares ("Class Expenses") which will be borne only by the appropriate class of shares. Because of the Class Expenses, the net income attributable to and the dividends payable for each class of shares may be different. Additionally, the Variable NAV Funds may compute differing share prices as a result of Class Expenses.

     Equity securities listed on securities exchanges, including all but United Kingdom securities of the International Equity Portfolio, are valued at the last quoted sales price on a designated exchange prior to the close of trading on the Exchange or, lacking any sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Securities of the United Kingdom held in the International Equity Portfolio are priced at the last jobber price (mid of the bid and offer prices quoted by the leading stock jobber in the security) prior to close of trading on the Exchange. Trading in foreign markets is usually completed each day prior to the close of the Exchange. However, events may occur which affect the values of such securities and the exchange rates between the time of valuation and the close of the Exchange. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the Board. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) will normally be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Assets and liabilities denominated in
                                                                      PROSPECTUS
foreign currencies and forward currency contracts are translated into U.S. dollar equivalents based on prevailing market rates. Portfolio obligations held by the Money Market Portfolios are valued in accordance with the amortized cost method, which is designed to enable those Portfolios and their corresponding Funds to maintain a consistent $1.00 per share net asset value. Investment grade short-term obligations with 60 days or less to maturity held by all other Portfolios also are valued using the amortized cost method as described in the SAI.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and other distributions paid on each class of a Fund's shares are calculated at the same time and in the same manner. Dividends from the net investment income of the Balanced Fund, the Growth and Income Fund and the International Equity Fund normally are declared annually. Dividends consisting of substantially all of the net investment income of the Limited-Term Income Fund, which are paid monthly, normally are declared on each Business Day immediately prior to the determination of the net asset value and are payable to shareholders of record as of the close of business on the day on which declared. A Fund's net investment income attributable to the Institutional Class will consist of that class's pro rata share of the Fund's share of dividends and interest (including discount) accrued on the securities held by its corresponding Portfolio, less applicable expenses of the Fund and the Portfolio attributable to the Institutional Class. Distributions of a Fund's share of its corresponding Portfolio's realized net short-term capital gain, net capital gain (the excess of net long-term capital gain over net short-term capital loss), and net gains from foreign currency transactions, if any, normally will be made annually.

     All of each Money Market Fund's net investment income and net short-term capital gain, if any, generally is declared as dividends on each Money Market Business Day immediately prior to the determination of the net asset value. Dividends generally will be paid on the first day of the following month. Each Money Market Fund's net investment income attributable to the Institutional Class will consist of that class' pro rata share of the Fund's share of interest accrued and discount earned on its corresponding Portfolio's securities, less amortization of premium and estimated expenses of both the Portfolio and the Fund attributable to the Institutional Class. The Money Market Portfolios do not expect to realize net capital gain and, therefore, the Money Market Funds do not foresee paying any capital gain distributions. If any Money Market Fund (either directly or indirectly through its corresponding Portfolio) incurred or anticipated any unusual expenses, loss or depreciation that would adversely affect its net asset value or income for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances.

     Unless a shareholder elects otherwise on the account application, all dividends and other distributions on a Fund's Institutional Class shares will be automatically declared and paid in additional Institutional Class shares of that Fund. However, a shareholder may choose to have distributions of net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the transfer agent at least ten days prior to the payment date for a dividend or other distribution.

TAX INFORMATION -- Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (generally, net investment income plus any net short-term capital gain and gains from certain foreign currency transactions) and net capital gain that it distributes to its shareholders. However, a Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that calendar year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these and other purposes, dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Each Portfolio received a ruling from the Internal Revenue Service that it is classified for federal income tax purposes as a partnership; accordingly, no Portfolio is subject to federal income tax.

PROSPECTUS

     Dividends from a Fund's investment company taxable income will be taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gain (whether received in cash or paid in additional Fund shares), when designated as such, generally will be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. A capital gain distribution from a Fund also may be offset by capital losses from other sources.

     Some foreign countries may impose withholding taxes on certain dividends payable to the International Equity Portfolio. The International Equity Fund's share of any such tax withheld may either be treated by that Fund as a deduction or, if it satisfies certain requirements, it may elect to flow the tax through to its shareholders, who in turn may either treat it as a deduction or use it in calculating a credit against their federal income tax.

     A portion of the income dividends paid by the Balanced Fund and the Growth and Income Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the respective Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the AMT. The International Equity Fund's dividends will most likely not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

     Distributions by the Municipal Money Market Fund that it designates as "exempt-interest dividends" generally may be excluded from gross income by its shareholders. If the Municipal Money Market Portfolio earns taxable income from any of its investments, the Municipal Money Market Fund's share of income will be distributed to its shareholders as a taxable dividend. To the extent that Portfolio invests in private activity obligations, that Fund's shareholders will be required to treat a portion of its dividends as a "tax preference item" in determining their liability for the AMT. Exempt-interest dividends also may be subject to tax under state and local tax laws. Because some states exempt from tax the interest on their own obligations and obligations of governmental agencies and municipalities in the state, shareholders will receive tax information each year regarding the Municipal Money Market Fund's exempt-interest income by state. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of that Fund is not deductible.

     Redemption of Fund shares (other than shares of the Money Market Funds) may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis for the redeemed shares. If shares of a Fund are redeemed at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     If shares are purchased shortly before the record date for a dividend (other than an exempt-interest dividend) or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) (and for the International Equity Fund, if it satisfies the requirements and makes the election referred to above, their share of that Fund's share of any foreign taxes paid by the International Equity Portfolio) that year and of any portion of those dividends that qualifies for the corporate dividends-received deduction. The notice sent by the Municipal Money Market Fund specifies the amounts of exempt-interest dividends (and the portion thereof, if any, that is a tax preference item for purposes of the AMT) and any taxable dividends.

     Each Fund is required to withhold 31% of all taxable dividends, and, for all Funds other than the Money Market Funds, capital gain distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or (except with respect to redemption proceeds) who otherwise are subject to back-up withholding.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders. Prospective investors are urged to consult their own tax advisers regarding specific

                                                                      PROSPECTUS
questions as to the effect of federal, state or local income taxes on any investment in the Trust. For further tax information, see the SAI.

GENERAL INFORMATION

     The Trust currently is comprised of ten separate investment portfolios. Each Fund included in this Prospectus is comprised of three classes of shares, which can be issued in an unlimited number. Each share represents an equal proportionate beneficial interest in that Fund and is entitled to one vote. Only shares of a particular class may vote on matters affecting that class. Only shares of a particular Fund may vote on matters affecting that Fund. All shares of the Trust vote on matters affecting the Trust as a whole. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Trust are nontransferable. Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of the Trust, however, will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

     On most issues subjected to a vote of a Portfolio's interest holders, as required by the 1940 Act, its corresponding Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by that Fund's shareholders. Because a Portfolio interest holder's votes are proportionate to its percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund's redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Whenever the shareholders of a Fund are called to vote on matters related to its corresponding Portfolio, the Board shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from a Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of its corresponding Fund.

     As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the federal securities laws or the Trust's Declaration of Trust or By-Laws. Trustees can be removed by a shareholder vote at special shareholder meetings.

    As more fully described in the SAI, the following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 1997:

AMERICAN AADVANTAGE BALANCED FUND
    AMR Corporation and subsidiary companies and Employee Benefit Trusts
thereof                                                                      66%
AMERICAN AADVANTAGE GROWTH AND INCOME FUND
    AMR Corporation and subsidiary companies and Employee Benefit Trusts
thereof                                                                      89%
AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
    AMR Corporation and subsidiary companies and Employee Benefit Trusts
thereof                                                                      80%
AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
    Retirement Advisors of America, Inc.                                     60%
    AMR Corporation and subsidiary companies and Employee Benefit Trusts
thereof                                                                      28%

PROSPECTUS

SHAREHOLDER COMMUNICATIONS

     Shareholders will receive periodic reports, including annual and semi-annual reports which will include financial statements showing the results of the Funds' operations and other information. The financial statements of the Funds will be audited by Ernst & Young LLP, independent auditor, at least annually. Shareholder inquiries and requests for information regarding the other investment companies which also invest in the AMR Trust should be made in writing to the Funds at P.O. Box 619003, MD 5645, Dallas/Fort Worth Airport, Texas 75261-9003, or by calling (800) 388-3344.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN SALES LITERATURE SPECIFICALLY APPROVED BY OFFICERS OF THE TRUST FOR USE IN CONNECTION WITH THE OFFER OF ANY INSTITUTIONAL CLASS SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark, and Platinum Class, American AAdvantage Balanced Fund, American AAdvantage Growth and Income Fund, American AAdvantage International Equity Fund, American AAdvantage Limited-Term Income Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc.
                                                                      PROSPECTUS

                        American Advantage Funds(R) Logo

                            - INSTITUTIONAL CLASS -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                             - PLANAHEAD CLASS(R) -
                                P.O. Box 419643
                           Kansas City, MO 64141-6643
                                 (800) 388-3344

                             - PLATINUM CLASS(SM) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

THIS PROSPECTUS contains important information about the PLANAHEAD CLASS OF THE AMERICAN AADVANTAGE FUNDS ("Trust"), an open-end management investment company which consists of multiple investment portfolios. This prospectus pertains only to the seven funds listed on this cover page (individually referred to as a "Fund" and, collectively, the "Funds"). EACH FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO (INDIVIDUALLY REFERRED TO AS A "PORTFOLIO" AND, COLLECTIVELY, "PORTFOLIOS") OF THE AMR INVESTMENT SERVICES TRUST ("AMR TRUST") WHICH HAS AN INVESTMENT OBJECTIVE IDENTICAL TO THE INVESTING FUND. The investment experience of each Fund will correspond directly with the investment experience of each Portfolio. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. PlanAhead Class shares are available to all investors, including smaller institutional investors, investors using intermediary organizations such as discount brokers or plan sponsors, individual retirement accounts, and self-employed individual retirement plans. Prospective PlanAhead Class investors should read this Prospectus carefully before making an investment decision and retain it for future reference.

IN ADDITION TO THIS PROSPECTUS, a Statement of Additional Information ("SAI") dated March 1, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI contains more detailed information about the Funds. For a free copy of the SAI, call 800-388-3344. For further information about the PlanAhead Class or for information on the other classes of shares, please refer to the appropriate address and phone number on the back cover of this Prospectus.

The Securities and Exchange Commission maintains a Web Site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Funds and the Portfolios.

AN INVESTMENT IN THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO MAINTAIN A STABLE PRICE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  PROSPECTUS
                                    dated
                                March 1, 1997,
                               As Supplemented
                               January 1, 1998

                          [AMERICAN AADVANTAGE LOGO]


                                   American
                             AAdvantage Funds (R)


                            -PLANAHEAD CLASS (R)-


                        BALANCED FUND

                        GROWTH AND INCOME FUND

                        INTERNATIONAL EQUITY FUND

                        LIMITED-TERM INCOME FUND

                        MONEY MARKET FUND

                        MUNICIPAL MONEY MARKET FUND

                        U.S. GOVERNMENT MONEY MARKET FUND

                                  MANAGED BY
                        AMR INVESTMENT SERVICES, INC.

The AMERICAN AADVANTAGE BALANCED FUND(SM) ("Balanced Fund") seeks income and capital appreciation by investing all of its investable assets in the Balanced Portfolio of the AMR Trust ("Balanced Portfolio") which in turn primarily invests in equity and debt securities (such as stocks and bonds).

The AMERICAN AADVANTAGE GROWTH AND INCOME FUND(SM) ("Growth and Income Fund") seeks long-term capital appreciation and current income by investing all of its investable assets in the Growth and Income Portfolio of the AMR Trust ("Growth and Income Portfolio") which in turn primarily invests in equity securities (such as stocks).

The AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND(SM) ("International Equity Fund") seeks long-term capital appreciation by investing all of its investable assets in the International Equity Portfolio of the AMR Trust ("International Equity Portfolio") which in turn primarily invests in equity securities of issuers based outside the United States (such as foreign stocks).

The AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND(SM) ("Limited-Term Income Fund") seeks income and capital appreciation by investing all of its investable assets in the Limited-Term Income Portfolio of the AMR Trust ("Limited-Term Income Portfolio") which in turn primarily invests in debt obligations.

The AMERICAN AADVANTAGE MONEY MARKET FUND(SM) ("Money Market Fund"), AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM) ("Municipal Money Market Fund") and AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM) ("U.S. Government Money Market Fund," formerly the American AAdvantage U.S. Treasury Money Market
Fund) (collectively, the "Money Market Funds") each seeks current income, liquidity, and the maintenance of a stable price per share of $1.00 by investing all of its investable assets in the Money Market Portfolio of the AMR Trust ("Money Market Portfolio"), the Municipal Money Market Portfolio of the AMR Trust ("Municipal Money Market Portfolio") and the U.S. Government Money Market Portfolio of the AMR Trust ("U.S. Government Money Market Portfolio", formerly the U.S. Treasury Money Market Portfolio), respectively (collectively the "Money Market Portfolios"), which in turn invest in high quality, short-term obligations. The Municipal Money Market Portfolio invests primarily in municipal obligations and the U.S. Government Money Market Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements that are collateralized by such obligations.

    Under a master-feeder operating structure, each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio as described above. Each Portfolio's investment objective is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by a Fund will be that Fund's interest in its corresponding Portfolio. AMR Investment Services, Inc. ("Manager") provides investment management and administrative services to the Portfolios and administrative services to the Funds. This master-feeder operating structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Investment Objectives, Policies and
Risks -- Additional Information About the Portfolios." A Fund may withdraw its investment in a corresponding Portfolio at any time if the Trust's Board of Trustees ("Board") determines that it would be in the best interest of that Fund and its shareholders to do so. Upon any such withdrawal, that Fund's assets would be invested in accordance with the investment policies and restrictions described in this Prospectus and the SAI.

PROSPECTUS

--------------------------------------------------------------------------------

    TABLE OF FEES AND EXPENSES..............   3
    FINANCIAL HIGHLIGHTS....................   4
    INTRODUCTION............................  11
    INVESTMENT OBJECTIVES, POLICIES AND
    RISKS...................................  11
    INVESTMENT RESTRICTIONS.................  21
    YIELDS AND TOTAL RETURNS................  22
    MANAGEMENT AND ADMINISTRATION OF THE
    TRUST...................................  22
    INVESTMENT ADVISERS.....................  25
    HOW TO PURCHASE SHARES..................  27

    HOW TO REDEEM SHARES....................  28
    RETIREMENT ACCOUNTS.....................  30
    EXCHANGE PRIVILEGE......................  30
    DISTRIBUTION OF TRUST SHARES............  30
    VALUATION OF SHARES.....................  30
    DIVIDENDS, OTHER DISTRIBUTIONS AND TAX
    MATTERS.................................  31
    GENERAL INFORMATION.....................  33
    SHAREHOLDER COMMUNICATIONS..............  34


--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

Annual Operating Expenses (as a percentage of average net assets):

                                                                                                                          U.S.
                                                              GROWTH     INTER-     LIMITED-              MUNICIPAL    GOVERNMENT
                                                               AND      NATIONAL      TERM      MONEY       MONEY        MONEY
                                                  BALANCED    INCOME     EQUITY      INCOME     MARKET     MARKET        MARKET
                                                    FUND       FUND       FUND        FUND       FUND       FUND          FUND
Management Fees                                     0.33%      0.33%      0.48%       0.25%      0.15%      0.15%         0.15%

12b-1 Fees                                          0.00       0.00       0.00        0.00       0.00       0.00          0.00

Other Expenses (after fee waivers)(1)               0.64       0.63       0.69        0.60       0.43       0.52          0.52
                                                    ----        ---       ----        ----        ---      -----         -----

Total Operating Expenses (after fee waivers)(2)     0.97%      0.96%      1.17%       0.85%      0.58%      0.67%         0.67%
                                                    ====        ===       ====        ====        ===      =====         =====

(1) "Other Expenses" before fee waivers are estimated to be 0.69% for the PlanAhead Class of Limited-Term Income Fund.

(2) "Total Operating Expenses" before fee waivers are estimated to be 0.94% for the PlanAhead Class of Limited-Term Income Fund.

    The above expenses reflect the expenses of each Fund and the Portfolio in which it invests. The Board believes that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

                                                                      PROSPECTUS

EXAMPLES

A PlanAhead Class investor in each Fund would directly or indirectly pay on a cumulative basis the following expenses on a $1,000 investment assuming a 5% annual return:

                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
Balanced Fund                                                   $10            $31            $54            $119

Growth and Income Fund                                           10             31             53             118

International Equity Fund                                        12             37             64             142

Limited-Term Income Fund                                          9             27             47             105

Money Market Fund                                                 6             19             32              73

Municipal Money Market Fund                                       7             21             37              83
U.S. Government Money Market Fund                                 7             21             37              83

    The purpose of the table above is to assist a potential investor in understanding the various costs and expenses to be incurred directly or indirectly as a shareholder in the PlanAhead Class of a Fund. Additional information may be found under "Management and Administration of the Trust" and "Investment Advisers."

THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES.

FINANCIAL HIGHLIGHTS

    The financial highlights in the following tables have been derived from financial statements of the Trust. The information has been audited by Ernst & Young LLP, independent auditors. Such information should be read in conjunction with the financial statements and the report of the independent auditors appearing in the Annual Report incorporated by reference in the SAI, which contains further information about performance of the Funds and can be obtained by investors without charge.

PROSPECTUS

                             (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 BALANCED FUND
                              ------------------------------------------------------------------------------------
                                          PLANAHEAD CLASS                           INSTITUTIONAL CLASS
                              ----------------------------------------    ----------------------------------------
                               YEAR ENDED OCTOBER 31,     PERIOD ENDED             YEAR ENDED OCTOBER 31,
                              -------------------------   OCTOBER 31,     ----------------------------------------
                              1996(5)(6)     1995(4)(5)    1994(1)(3)     1994(3)     1993       1992       1991
                              ------------------------------------------------------------------------------------
Net asset value, beginning
of period                       $13.90         $12.35        $12.35        $13.23     $11.99     $11.60      $9.87
                                ------         ------       -------          ----       ----       ----       ----
Income from investment
operations:
 Net investment income            0.57(7)        0.54          0.12          0.57       0.49       0.55       0.58
 Net gains (losses) on
  securities (both realized
  and unrealized)                 1.56(7)        1.67         (0.12)        (0.54)      1.57       0.41       1.79
                                ------         ------       -------          ----       ----       ----       ----
Total from investment
operations                        2.13           2.21          0.00          0.03       2.06       0.96       2.37
                                ------         ------       -------          ----       ----       ----       ----
Less distributions:
 Dividends from net
  investment income              (0.56)         (0.52)           --         (0.56)     (0.52)     (0.56)     (0.64)
 Distributions from net
  realized gains on
  securities                     (0.44)         (0.14)           --         (0.34)     (0.30)     (0.01)        --
                                ------         ------       -------          ----       ----       ----       ----
Total distributions              (1.00)         (0.66)           --         (0.90)     (0.82)     (0.57)     (0.64)
                                ------         ------       -------          ----       ----       ----       ----
Net asset value, end of
period                          $15.03         $13.90        $12.35        $12.36     $13.23     $11.99     $11.60
                                ======         ======       =======          ====       ====       ====       ====
Total return (annualized)(8)     16.01%         19.06%        (0.16%)(9)    (0.08%)    19.19%      8.75%     25.35%
                                ======         ======       =======          ====       ====       ====       ====
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)               $18,000         $5,450          $528       $222,873  $532,543   $370,087   $311,906
 Ratios to average net
  assets(10)(11)(12)(13):
  Expenses                        0.97%(7)       0.99%         0.92%         0.36%      0.34%      0.35%      0.37%
  Net investment income           3.64%(7)       3.70%         4.04%         4.77%      4.91%      5.31%      6.06%
 Portfolio turnover rate(14)        76%            73%           48%           48%        83%        80%        55%
 Average commission rate
  paid(14)                     $0.0409             --            --            --         --         --         --

                                              BALANCED FUND
                              ---------------------------------------------
                                           INSTITUTIONAL CLASS
                              ---------------------------------------------
                                  YEAR ENDED OCTOBER 31,       PERIOD ENDED
                              ------------------------------   OCTOBER 31,
                              1990(2)      1989       1988       1987(1)
                              ---------------------------------------------
Net asset value, beginning
of period                       $11.05     $10.13      $9.08       $10.00
                                  ----       ----       ----       ------
Income from investment
operations:
 Net investment income            0.57       0.53       0.56         0.16
 Net gains (losses) on
  securities (both realized
  and unrealized)                (1.18)      0.90       0.73        (1.08)
                                  ----       ----       ----       ------
Total from investment
operations                       (0.61)      1.43       1.29        (0.92)
                                  ----       ----       ----       ------
Less distributions:
 Dividends from net
  investment income              (0.51)     (0.51)     (0.24)          --
 Distributions from net
  realized gains on
  securities                     (0.06)        --         --           --
                                  ----       ----       ----       ------
Total distributions              (0.57)     (0.51)     (0.24)          --
                                  ----       ----       ----       ------
Net asset value, end of
period                           $9.87     $11.05     $10.13        $9.08
                                  ====       ====       ====       ======
Total return (annualized)(8)     (5.24%)    15.49%     14.63%      (31.84%)
                                  ====       ====       ====       ======
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)              $233,702   $210,119   $147,581     $118,985
 Ratios to average net
  assets(10)(11)(12)(13):
  Expenses                        0.44%      0.47%      0.52%        0.45%
  Net investment income           6.50%      6.32%      6.25%        5.59%
 Portfolio turnover rate(14)        62%        78%        77%          17%
 Average commission rate
  paid(14)                          --         --         --           --

 (1) The Balanced Fund commenced active operations on July 17, 1987. The PlanAhead Class commenced active operations on August 1, 1994 and at that time, existing shares of the Balanced Fund were designated as Institutional Class shares.

 (2) Penmark Investments, Inc. was replaced by Independence Investment Associates, Inc. as an investment adviser to the Fund as of the close of business on February 28, 1990.

 (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (4) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund on January 1, 1995.

 (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (6) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

 (7) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Balanced Portfolio.

 (8) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of 0.30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (9) Total return for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

(10) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to approximately $.01 per share in each period on an annualized basis.

(11) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.

(12) Operating results of the PlanAhead Class exclude fees waived by the Manager. Had the PlanAhead Class paid such fees during the period, the ratio of expenses and net investment income to average net assets would have been 0.99% and 3.97%, respectively, for the period ended October 31, 1994 and 1.09% and 3.60%, respectively, for the year ended October 31, 1995.

(13) Annualized.

(14) On November 1, 1995, the Balanced Fund invested all of its investable assets in the Balanced Portfolio. Portfolio turnover rate and average commission rate paid for the year ended October 31, 1996 are those of the Balanced Portfolio. Calculation and disclosure of the average commission rate paid was not required in prior years.

                                                                      PROSPECTUS

                        (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                             GROWTH AND INCOME FUND
                              ------------------------------------------------------------------------------------
                                          PLANAHEAD CLASS                           INSTITUTIONAL CLASS
                              ----------------------------------------    ----------------------------------------
                               YEAR ENDED OCTOBER 31,     PERIOD ENDED             YEAR ENDED OCTOBER 31,
                              -------------------------   OCTOBER 31,     ----------------------------------------
                              1996(5)(6)      1995(5)      1994(1)(4)     1994(4)     1993     1992(3)      1991
                              ------------------------------------------------------------------------------------
Net asset value, beginning
of period                       $15.81         $14.17        $13.99        $14.63     $12.79     $12.10      $9.47
                               -------         ------       -------          ----       ----       ----       ----
Income from investment
operations:
 Net investment income            0.39(7)        0.40          0.05          0.43       0.36       0.39       0.42
 Net gains (losses) on
  securities (both realized
  and unrealized)                 3.10(7)        2.22          0.13          0.08       2.21       0.77       2.70
                               -------         ------       -------          ----       ----       ----       ----
Total from investment
operations                        3.49           2.62          0.18          0.51       2.57       1.16       3.12
                               -------         ------       -------          ----       ----       ----       ----
Less distributions:
 Dividends from net
  investment income              (0.40)         (0.44)           --         (0.41)     (0.37)     (0.39)     (0.49)
 Distributions from net
  realized gains on
  securities                     (0.57)         (0.54)           --         (0.54)     (0.36)     (0.08)        --
                               -------         ------       -------          ----       ----       ----       ----
Total distributions              (0.97)         (0.98)           --         (0.95)     (0.73)     (0.47)     (0.49)
                                               ------       -------          ----       ----       ----       ----
Net asset value, end of
period                          $18.33         $15.81        $14.17        $14.19     $14.63     $12.79     $12.10
                               =======         ======       =======          ====       ====       ====       ====
Total return (annualized)(8)     22.98%         20.14%         3.21%(9)      3.36%     21.49%     10.00%     33.83%
                               =======         ======       =======          ====       ====       ====       ====
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)               $16,084         $4,821           $56       $22,737   $477,088   $339,739   $264,628
 Ratios to average net
  assets(10)(11)(12)(13):
  Expenses                        0.94%(7)       0.99%         0.95%         0.33%      0.34%      0.36%      0.37%
  Net investment income           2.16%(7)       2.23%         1.50%         3.28%      3.12%      3.57%      4.19%
 Portfolio turnover rate(14)        40%            26%           23%           23%        30%        35%        52%
 Average commission rate
  paid(14)                     $0.0412             --            --            --         --         --         --

                                         GROWTH AND INCOME FUND
                              ---------------------------------------------
                                           INSTITUTIONAL CLASS
                              ---------------------------------------------
                                  YEAR ENDED OCTOBER 31,       PERIOD ENDED
                              ------------------------------   OCTOBER 31,
                              1990(2)      1989       1988       1987(1)
                              ---------------------------------------------
Net asset value, beginning
of period                       $11.59      $9.96      $8.30       $10.00
                                  ----       ----       ----       ------
Income from investment
operations:
 Net investment income            0.42       0.42       0.42         0.10
 Net gains (losses) on
  securities (both realized
  and unrealized)                (1.94)      1.59       1.40        (1.80)
                                  ----       ----       ----       ------
Total from investment
operations                       (1.52)      2.01       1.82        (1.70)
                                  ----       ----       ----       ------
Less distributions:
 Dividends from net
  investment income              (0.43)     (0.38)     (0.16)          --
 Distributions from net
  realized gains on
  securities                     (0.17)        --         --           --
                                  ----       ----       ----       ------
Total distributions              (0.60)     (0.38)     (0.16)          --
                                  ----       ----       ----       ------
Net asset value, end of
period                           $9.47     $11.59      $9.96        $8.30
                                  ====       ====       ====       ======
Total return (annualized)(8)    (13.52%)    20.94%     22.20%      (58.51%)
                                  ====       ====       ====       ======
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)              $182,430   $187,869   $140,073     $134,796
 Ratios to average net
  assets(10)(11)(12)(13):
  Expenses                        0.45%      0.45%      0.53%        0.43%
  Net investment income           4.49%      4.40%      4.20%        3.68%
 Portfolio turnover rate(14)        41%        50%        56%          22%
 Average commission rate
  paid(14)                          --         --         --           --

 (1) The Growth and Income Fund commenced active operations on July 17, 1987. The PlanAhead Class commenced active operations on August 1, 1994 and at that time, existing shares of the Growth and Income Fund were designated as Institutional Class shares.

 (2) GSB Investment Management, Inc. was added as an investment adviser to the Growth and Income Fund on April 10, 1990.

 (3) The assets of the Growth and Income Fund previously managed by Atlanta Capital Management were transferred to GSB Investment Management, Inc. as of the close of business on December 5, 1991.

 (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (6) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Growth and Income Fund on April 1, 1996.

 (7) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Growth and Income Portfolio.

 (8) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of 0.30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (9) Total return for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

(10) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.

(11) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.

(12) Operating results of the PlanAhead Class exclude fees waived by the Manager. Had the PlanAhead Class paid such fees during the period, the ratio of expenses and net investment income to average net assets would have been 1.05% and 1.40%, respectively, for the period ended October 31, 1994, 1.08% and 2.14%, respectively, for the year ended October 31, 1995, and 0.96% and 2.14%, respectively, for the year ended October 31, 1996.

(13) Annualized.

(14) On November 1, 1995 the Growth and Income Fund invested all of its investable assets in the Growth and Income Portfolio. Portfolio turnover rate and average commission rate paid for the year ended October 31, 1996 are those of the Growth and Income Portfolio. Calculation and disclosure of the average commission rate paid was not required in prior years.

PROSPECTUS

                                       (FOR A SHARE OUTSTANDING THROUGHOUT THE
                                                       PERIOD)

                                                                        INTERNATIONAL EQUITY FUND
                                         ----------------------------------------------------------------------------------------
                                                     PLANAHEAD CLASS                            INSTITUTIONAL CLASS
                                         ---------------------------------------   ----------------------------------------------
                                         YEAR ENDED OCTOBER 31,    PERIOD ENDED        YEAR ENDED OCTOBER 31,        PERIOD ENDED
                                         -----------------------    OCTOBER 31,    -------------------------------   OCTOBER 31,
                                          1996(5)       1995(5)    1994(1)(3)(4)   1994(3)(4)   1993(2)     1992       1991(1)
                                         ----------------------------------------------------------------------------------------
Net asset value, beginning of period        $13.20       $12.85       $12.61         $12.07       $8.93     $10.13      $10.00
                                             -----        -----     --------         ------        ----       ----     -------
Income from investment
operations:
 Net investment income                        0.26(6)      0.24         0.06           0.32        0.17       0.12          --
 Net gains (losses) on securities (both
  realized and unrealized)                    1.92(6)      0.64         0.18           1.10        3.09      (1.31)       0.13
                                             -----        -----     --------         ------        ----       ----     -------
Total from investment operations              2.18         0.88         0.24           1.42        3.26      (1.19)       0.13
                                             -----        -----     --------         ------        ----       ----     -------
Less distributions:
 Dividends from net investment income        (0.24)       (0.21)          --          (0.17)      (0.12)     (0.01)         --
 Distributions from net realized gains
  on securities                              (0.24)       (0.32)          --          (0.45)         --         --          --
                                             -----        -----     --------         ------        ----       ----     -------
Total distributions                          (0.48)       (0.53)          --          (0.62)      (0.12)     (0.01)         --
                                             -----        -----     --------         ------        ----       ----     -------
Net asset value, end of period              $14.90       $13.20       $12.85         $12.87      $12.07      $8.93      $10.13
                                             =====        =====     ========         ======        ====       ====     =======
Total return (annualized)(7)                 16.95%        7.37%       11.60%(8)      11.77%      36.56%    (12.07%)      5.69%
                                             =====        =====     ========         ======        ====       ====     =======
Ratios/supplemental data:
 Net assets, end of period
  (in thousands)                            $7,138       $1,456         $375        $23,115     $66,652    $38,837     $10,536
 Ratios to average net
  assets(9)(10)(11):
  Expenses                                    1.17%(6)     1.33%        1.25%          0.61%       0.78%      1.17%       1.90%(12)
  Net investment income                       1.76%(6)     2.08%        1.86%          2.74%       2.00%      2.04%       0.38%(12)
 Portfolio turnover rate(13)                    19%          21%          37%            37%         61%        21%          2%
 Average commission rate paid(13)          $0.0192           --           --             --          --         --          --

 (1) The International Equity Fund commenced active operations on August 7, 1991. The PlanAhead Class commenced active operations on August 1, 1994 and at that time, existing shares of the International Equity Fund were designated as Institutional Class shares.

 (2) HD International Limited was replaced by Hotchkis and Wiley as an investment adviser to the International Equity Fund as of the close of business on May 21, 1993.

 (3) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.

 (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (5) Net investment income per share was calculated by subtracting class expenses per share from net investment income per share for the Fund before class expenses.

 (6) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Equity Portfolio.

 (7) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of 0.30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (8) Total return for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

 (9) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis and were waived by the Manager for the period ended October 31, 1991.

(10) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.

(11) Annualized.

(12) Estimated based on expected annual expenses and actual average net assets.

(13) On November 1, 1995 the International Equity Fund invested all of its investable assets in the International Equity Portfolio. Portfolio turnover rate and average commission rate paid for the year ended October 31, 1996 are those of the International Equity Portfolio. Calculation and disclosure of the average commission rate paid was not required in prior years.

                                                                      PROSPECTUS

                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         LIMITED-TERM INCOME FUND
                                    ------------------------------------------------------------------
                                             PLANAHEAD CLASS
                                    ---------------------------------        INSTITUTIONAL CLASS
                                        YEAR ENDED                      ------------------------------
                                       OCTOBER 31,       PERIOD ENDED       YEAR ENDED OCTOBER 31,
                                    ------------------   OCTOBER 31,    ------------------------------
                                     1996        1995     1994(1)(3)    1994(3)      1993       1992
                                    ------------------------------------------------------------------
Net asset value, beginning of
 period                              $9.82       $9.68       $9.78        $10.23     $10.13     $10.07
                                       ---         ---      ------           ---        ---        ---
Income from investment operations:
 Net investment income                0.60(4)     0.59        0.13          0.52       0.58       0.75
 Net gains (losses) on securities
  (both realized and unrealized)     (0.14)(4)    0.14       (0.10)        (0.46)      0.15       0.06
                                       ---         ---      ------           ---        ---        ---
Total from investment operations      0.46        0.73        0.03          0.06       0.73       0.81
                                       ---         ---      ------           ---        ---        ---
Less distributions:
 Dividends from net investment
  income                             (0.60)      (0.59)      (0.13)        (0.52)     (0.58)     (0.75)
 Distributions from net realized
  gains on securities                   --          --          --         (0.10)     (0.05)        --
                                       ---         ---      ------           ---        ---        ---
Total distributions                  (0.60)      (0.59)      (0.13)        (0.62)     (0.63)     (0.75)
                                       ---         ---      ------           ---        ---        ---
Net asset value, end of period       $9.68       $9.82       $9.68         $9.67     $10.23     $10.13
                                       ===         ===      ======           ===        ===        ===
Total return (annualized)(5)(6)       4.83%       7.83%       0.45%(6)      0.42%      7.20%      7.94%
                                       ===         ===      ======           ===        ===        ===
Ratios/supplemental data:
 Net assets, end of period (in
  thousands)                        $3,399      $1,576        $403      $112,141   $238,874   $209,928
 Ratios to average net
  assets(7)(8)(9)(10):
  Expenses                            0.85%(4)    0.83%       0.79%         0.31%      0.26%      0.27%
  Net investment income               6.11%(4)    6.16%       5.10%         5.26%      5.76%      7.40%
 Portfolio turnover rate(11)           304%        183%         94%           94%       176%       133%

                                              LIMITED-TERM INCOME FUND
                                     -------------------------------------------

                                                 INSTITUTIONAL CLASS
                                     -------------------------------------------
                                        YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                     ----------------------------   OCTOBER 31,
                                     1991(2)     1990      1989       1988(1)
                                     -------------------------------------------
Net asset value, beginning of
 period                                 $9.76     $9.94    $10.12      $10.00
                                          ---       ---       ---      ------
Income from investment operations:
 Net investment income                   0.83      0.92      0.96        0.64
 Net gains (losses) on securities
  (both realized and unrealized)         0.31     (0.18)    (0.12)       0.05
                                          ---       ---       ---      ------
Total from investment operations         1.14      0.74      0.84        0.69
                                          ---       ---       ---      ------
Less distributions:
 Dividends from net investment
  income                                (0.83)    (0.92)    (1.02)      (0.57)
 Distributions from net realized
  gains on securities                      --        --        --          --
                                          ---       ---       ---      ------
Total distributions                     (0.83)    (0.92)    (1.02)      (0.57)
                                          ---       ---       ---      ------
Net asset value, end of period         $10.07     $9.76     $9.94      $10.12
                                          ===       ===       ===      ======
Total return (annualized)(5)(6)         11.87%     7.51%     7.62%       7.41%
                                          ===       ===       ===      ======
Ratios/supplemental data:
 Net assets, end of period (in
  thousands)                         $141,629   $83,265   $60,507     $40,855
 Ratios to average net
  assets(7)(8)(9)(10):
  Expenses                               0.35%     0.48%     0.59%       0.50%
  Net investment income                  8.42%     9.44%     9.77%       8.01%
 Portfolio turnover rate(11)              165%      156%      158%        127%

 (1) The Limited-Term Income Fund commenced active operations on December 3, 1987. The PlanAhead Class commenced active operations on August 1, 1994 and at that time existing shares of the Limited-Term Income Fund were designated as Institutional Class shares.

 (2) AMR Investment Services, Inc. began portfolio management of the Limited-Term Income Fund on March 1, 1991 replacing Brown Brothers, Harriman & Co. and Barrow, Hanley, Mewhinney & Strauss, Inc.

 (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (4) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Limited-Term Income Portfolio.

 (5) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of 0.30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (6) Total return for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

 (7) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.

 (8) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.

 (9) Operating results of the PlanAhead Class exclude fees waived by the Manager. Had the PlanAhead Class paid such fees during the period, the ratio of expenses and net investment income to average net assets would have been 1.00% and 4.89%, respectively, for the period ended October 31, 1994, 1.06% and 5.94%, respectively, for the year ended October 31, 1995, and 0.94% and 6.02%, respectively, for the year ended October 31, 1996.

(10) Annualized.

(11) On November 1, 1995 the Limited-Term Income Fund invested all of its investable assets in the Limited-Term Income Portfolio. Portfolio turnover rate for the year ended October 31, 1996 is that of the Limited-Term Income Portfolio.

PROSPECTUS

                            (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             MONEY MARKET FUND
                                            ------------------------------------------------------------------------------------
                                                     PLANAHEAD CLASS                           INSTITUTIONAL CLASS
                                            ----------------------------------   -----------------------------------------------
                                                YEAR ENDED
                                                OCTOBER 31,       PERIOD ENDED               YEAR ENDED OCTOBER 31,
                                            -------------------   OCTOBER 31,    -----------------------------------------------
                                             1996        1995      1994(1)(2)     1994(2)        1993         1992        1991
                                            ------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00       $1.00       $1.00           $1.00        $1.00        $1.00      $1.00
                                                ---         ---      ------             ---          ---          ---        ---
Net investment income                          0.05(3)     0.05        0.01            0.04         0.03         0.04       0.07
Less dividends from net investment income     (0.05)      (0.05)      (0.01)          (0.04)       (0.03)       (0.04)     (0.07)
                                                ---         ---      ------             ---          ---          ---        ---
Net asset value, end of period                $1.00       $1.00       $1.00           $1.00        $1.00        $1.00      $1.00
                                                ===         ===      ======             ===          ===          ===        ===
Total return (annualized)                      5.21%       5.60%       3.73%(4)        3.85%        3.31%        4.41%      7.18%
                                                ===         ===      ======             ===          ===          ===        ===
Ratios/supplemental data:
 Net assets, end of period (in thousands)   $106,890    $41,989         $25      $1,893,144   $2,882,974   $2,223,829   $715,280
 Ratios to average net assets(5)(6)(7):
  Expenses                                     0.58%(3)    0.55%       0.70%           0.21%        0.23%        0.26%      0.24%
  Net investment income                        5.06%(3)    5.56%       4.42%           3.63%        3.23%        4.06%      6.93%

                                                          MONEY MARKET FUND
                                            ---------------------------------------------
                                                         INSTITUTIONAL CLASS
                                            ---------------------------------------------

                                                YEAR ENDED OCTOBER 31,       PERIOD ENDED
                                            ------------------------------   OCTOBER 31,
                                              1990       1989       1988       1987(1)
                                            ---------------------------------------------
Net asset value, beginning of period           $1.00      $1.00      $1.00        $1.00
                                                 ---        ---        ---        -----
Net investment income                           0.08       0.09       0.08         0.01
Less dividends from net investment income      (0.08)     (0.09)     (0.08)       (0.01)
                                                 ---        ---        ---        -----
Net asset value, end of period                 $1.00      $1.00      $1.00        $1.00
                                                 ===        ===        ===        =====
Total return (annualized)                       8.50%      9.45%      7.54%        6.70%
                                                 ===        ===        ===        =====
Ratios/supplemental data:
 Net assets, end of period (in thousands)   $745,405   $385,916   $330,230      $71,660
 Ratios to average net assets(5)(6)(7):
  Expenses                                      0.20%      0.22%      0.28%        0.48%
  Net investment income                         8.19%      9.11%      7.54%        6.78%

(1) The Money Market Fund commenced active operations on September 1, 1987 and on November 1, 1991, the existing shares of the Fund were designated as Institutional Class shares. The PlanAhead Class commenced active operations on August 1, 1994.

(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(3) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Portfolio.

(4) Total return for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1992.

(6) Effective October 1, 1990, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.

(7) Annualized.

                                                                      PROSPECTUS

                             (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  MUNICIPAL MONEY MARKET FUND
                                        ------------------------------------------------
                                                PLANAHEAD CLASS            INSTIT. CLASS
                                        --------------------------------   -------------
                                           YEAR ENDED
                                           OCTOBER 31,      PERIOD ENDED   PERIOD ENDED
                                        -----------------   OCTOBER 31,     OCTOBER 31,
                                         1996       1995      1994(1)         1994(1)
                                        ------------------------------------------------
Net asset value, beginning of period     $1.00      $1.00       $1.00           $1.00
                                           ---        ---      ------          ------
Net investment income                     0.03(3)    0.03        0.01            0.02
Less dividends from net investment
 income                                  (0.03)     (0.03)      (0.01)          (0.02)
                                           ---        ---      ------          ------
Net asset value, end of period           $1.00      $1.00       $1.00           $1.00
                                           ===        ===      ======          ======
Total return (annualized)                 3.27%      3.39%       2.35%(4)        2.44%
                                           ===        ===      ======          ======
Ratios/supplemental data:
 Net assets, end of period (in
   thousands)                           $2,340       $129          $0          $9,736
 Ratios to average net
   assets(5)(6)(7):
   Expenses                               0.62%(3)   0.72%       0.77%           0.30%
   Net investment income                  3.12%(3)   3.32%       2.49%           2.38%

                                                          U.S. GOVERNMENT MONEY MARKET FUND
                                        ----------------------------------------------------------------------
                                                 PLANAHEAD CLASS                    INSTITUTIONAL CLASS
                                        ----------------------------------   ---------------------------------
                                            YEAR ENDED                           YEAR ENDED
                                            OCTOBER 31,       PERIOD ENDED      OCTOBER 31,       PERIOD ENDED
                                        -------------------   OCTOBER 31,    ------------------   OCTOBER 31,
                                         1996         1995     1994(1)(2)    1994(2)     1993       1992(1)
                                        ----------------------------------------------------------------------
Net asset value, beginning of period     $1.00        $1.00       $1.00        $1.00      $1.00       $1.00
                                           ---          ---      ------         ----       ----     -------
Net investment income                     0.05(3)      0.05        0.01         0.04       0.03        0.02
Less dividends from net investment
 income                                  (0.05)       (0.05)      (0.01)       (0.04)     (0.03)      (0.02)
                                           ---          ---      ------         ----       ----     -------
Net asset value, end of period           $1.00        $1.00       $1.00        $1.00      $1.00       $1.00
                                           ===          ===      ======         ====       ====     =======
Total return (annualized)                 4.94%        5.19%       3.58%(4)     3.70%      3.07%       3.61%
                                           ===          ===      ======         ====       ====     =======
Ratios/supplemental data:
 Net assets, end of period (in
   thousands)                           $1,822         $530          $0      $67,607   $136,813     $91,453
 Ratios to average net
   assets(5)(6)(7):
   Expenses                               0.67%(3)     0.76%       0.75%        0.25%      0.23%       0.27%(8)
   Net investment income                  4.74%(3)     5.19%       3.94%        3.44%      2.96%       3.46%(8)

(1) The U.S. Government Money Market Fund commenced active operations on March 2, 1992. The PlanAhead Class of the U.S. Government Money Market Fund commenced active operations on August 1, 1994. Prior to March 1, 1997 the U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies. The Institutional Class of the Municipal Money Market Fund commenced active operations on November 10, 1993 and the PlanAhead Class commenced active operations on August 1, 1994.

(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(3) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Fund's corresponding Portfolio.

(4) Total return for the period ended October 31, 1994 reflects Institutional Class returns from the beginning of the period through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.

(6) Annualized.

(7) Operating results for the Municipal Money Market Fund exclude fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.97% and 2.29%, respectively, for the period ended October 31, 1994, 0.92% and 3.12%, respectively, for the year ended October 31, 1995, and 0.67% and 3.07%, respectively, for the year ending October 31, 1996 for the PlanAhead Class, and 0.50% and 2.18%, respectively, for the Institutional Class for the period ended October 31, 1994.

(8) Estimated based on expected annual expenses and actual average net assets.

PROSPECTUS

INTRODUCTION

    The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Funds are separate investment portfolios of the Trust. Each Fund has a distinctive investment objective and investment policies. Each Fund will invest all of its investable assets in a corresponding Portfolio of the AMR Trust which has an identical investment objective. The Manager provides the Portfolios with business and asset management services, including the evaluation and monitoring of the investment advisers, and it provides the Funds with administrative services. The Balanced Fund, the Growth and Income Fund, the International Equity Fund and the Limited-Term Income Fund (collectively, the "Variable NAV Funds") consist of multiple classes of shares, including the "PlanAhead Class" which is available to all investors, including smaller institutional investors, investors using intermediary organizations such as discount brokers or plan sponsors, individual retirement accounts ("IRAs"), and self-employed individual retirement plans ("HR-10 Plans" or "Keogh Plans") and the "Institutional Class," which is primarily for large institutional investors investing at least $2 million in the Funds. The Money Market Funds also consist of multiple classes of shares, including the PlanAhead Class, the Institutional Class and the "Platinum Class" which is available to customers of certain broker-dealers as an investment for cash balances in their brokerage accounts. For further information about the Institutional Class and the Platinum Class, including eligibility requirements, call (800) 967-9009.

    Although each class of shares is designed to meet the needs of different categories of investors, all classes of each Fund share the same portfolio of investments and share a common investment objective. See "Investment Objectives, Policies and Risks." There is no guarantee that a Fund will achieve its investment objective. Based on its value, a share of a Fund, regardless of class, will receive a proportionate share of the investment income and the gains (losses) earned (or incurred) by the Fund. It also will bear its proportionate share of expenses that are allocated to the Fund as a whole. However, certain expenses are allocated separately to each class of shares.

    The assets of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio are allocated by the Manager among investment advisers designated for each of those Portfolios. Investment decisions for the Limited-Term Income Portfolio and the Money Market Portfolios are made directly by the Manager. Each investment adviser has discretion to purchase and sell portfolio securities in accordance with the investment objectives, policies and restrictions described in this Prospectus, the SAI, and specific investment strategies developed by the Manager. See "Investment Advisers."

    PlanAhead Class shares are offered without a sales charge at the net asset value next determined after an investment is received and accepted. Shares will be redeemed at the next share price calculated after receipt of a redemption order. See "How to Purchase Shares" and "How to Redeem Shares."

INVESTMENT OBJECTIVES, POLICIES AND RISKS

    The investment objective and policies of each Fund and its corresponding Portfolio are described below. Except as otherwise indicated, the investment policies of any Fund may be changed at any time by the Board to the extent that such changes are consistent with the investment objective of the applicable Fund. However, each Fund's investment objective may not be changed without a majority vote of that Fund's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the applicable Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the applicable Fund (hereinafter, "majority vote"). A Portfolio's investment objective may not be changed without a majority vote of that Portfolio's interest holders.

    Each Fund has a fundamental investment policy which allows it to invest all of its investable assets in its corresponding Portfolio. All other fundamental investment policies and the non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the

                                                                      PROSPECTUS
investment policies of each Portfolio and the AMR Trust's Board of Trustees ("AMR Trust Board"), it applies equally to each Fund and the Board.

AMERICAN AADVANTAGE BALANCED FUND -- This Fund's investment objective is to realize both income and capital appreciation. This Fund seeks its investment objective by investing all of its investable assets in the Balanced Portfolio, which invests primarily in equity and debt securities. Although equity securities (such as stocks) will be purchased primarily for capital appreciation and debt securities (such as bonds) will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all such investments. Excluding collateral for securities loaned, ordinarily the Portfolio will have a minimum of 30% and a maximum of 70% of its assets invested in equity securities and a minimum of 30% and a maximum of 70% of its assets invested in debt securities which, at the time of purchase, are rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("Rating Organizations") rating that security such as Standard & Poor's or Moody's Investor Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the applicable investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's debt allocation. Obligations rated in the BBB or Baa categories by any Rating Organization have speculative characteristics and thus changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. See the SAI for a description of debt ratings. The Portfolio, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria. The Portfolio usually invests between 50% and 65% of its assets in equity securities and between 35% and 50% of its assets in debt securities. The remainder of the Portfolio's assets may be invested in cash or cash equivalents, including obligations that are permitted investments for the Money Market Portfolio and in other investment companies. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents and investment grade short-term obligations.

    The Portfolio's investments in debt securities may include investments in obligations of the U.S. Government and its agencies and instrumentalities, including separately traded registered interest and principal securities ("STRIPS") and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; and domestic, Yankeedollar and Eurodollar bank deposit notes, certificates of deposit, bonds and notes. Such obligations may have a fixed, variable or floating rate of interest. See the SAI for a further description of the foregoing securities. The value of the Portfolio's debt investments will vary in response to interest rate changes as described in "American AAdvantage Limited-Term Income Fund."

    The Portfolio also may engage in dollar rolls or purchase or sell securities on a "when-issued" or "forward commitment" basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.
PROSPECTUS

    The Portfolio's equity investments may consist of common stocks, preferred stocks and convertible securities, including foreign securities that are represented by U.S. dollar-denominated American Depository Receipts traded in the United States on exchanges and in the over-the-counter market. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations. The Manager believes that purchasing securities which the investment advisers believe are undervalued in the market and that have above average growth potential will outperform other investment styles over the longer term while minimizing volatility and downside risk. The Manager will recommend that, with respect to portfolio management of equity assets, the Trust retain only those investment advisers who, in the Manager's opinion, utilize such an approach.

    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.; BRANDYWINE ASSET MANAGEMENT, INC.; GSB INVESTMENT MANAGEMENT, INC.; HOTCHKIS AND WILEY; and INDEPENDENCE INVESTMENT ASSOCIATES, INC. currently manage the assets of the Balanced Portfolio. See "Investment Advisers."

AMERICAN AADVANTAGE GROWTH AND INCOME FUND -- This Fund's investment objective is to realize long-term capital appreciation and current income. This Fund seeks its investment objective by investing all of its investable assets in the Growth and Income Portfolio, which invests primarily in equity securities. Excluding collateral for securities loaned, ordinarily at least 80% of the Portfolio's assets will be invested in equity securities consisting of common stocks, preferred stocks, securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants, and foreign equity securities that are represented by U.S. dollar-denominated American Depository Receipts traded in the United States on exchanges and in the over-the-counter market. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations. In order to seek either above average current income or capital appreciation when interest rates are expected to decline, the Portfolio may invest in debt securities which, at the time of purchase, are rated in one of the four highest rating categories by all Rating Organizations rating that security or, if unrated, are deemed to be of comparable quality by the applicable investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's debt allocation. See "American AAdvantage Balanced Fund" for a description of the risks involved with these obligations. See the SAI for definitions of the foregoing securities and for a description of debt ratings. The Portfolio also may invest in other investment companies or in cash and cash equivalents, including obligations that are permitted investments for the Money Market Portfolio. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents and investment grade short-term obligations. In addition, the Portfolio may purchase or sell securities on a "when-issued" or "forward commitment" basis. See "American AAdvantage Balanced Fund" for a description of these transactions.

     BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.; BRANDYWINE ASSET MANAGEMENT, INC.; GSB INVESTMENT MANAGEMENT, INC.; HOTCHKIS AND WILEY; and INDEPENDENCE INVESTMENT ASSOCIATES, INC. currently manage the assets of the Growth and Income Portfolio. See "Investment Advisers."

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND -- This Fund's investment objective is to realize long-term capital appreciation. This Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio, which invests primarily in equity securities of issuers based outside the United States. Ordinarily the Portfolio will invest at least 65% of its assets in common stocks and securities convertible into common stocks of issuers in at least three different countries located outside the United States. However, excluding collateral for securities loaned, the Portfolio generally invests in excess of 80% of its assets in such securities. The remainder of the Portfolio's assets will be invested in non-U.S. debt securities which, at the time of purchase, are rated in one of the three highest rating categories by any Rating Organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market, or in cash or cash equivalents, including obligations that are permitted investments for the Money Market Portfolio or in other investment companies. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents, other investment companies and investment grade short-term obligations.

                                                                      PROSPECTUS

    The investment advisers select securities based upon a country's economic outlook, market valuation and potential changes in currency exchange rates. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations.

    Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability abroad, including risk of nationalization or expropriation of assets and the risk of war; (2) less liquidity and greater volatility of foreign investments; (3) less public information regarding foreign companies;
(4) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (5) lack of uniform accounting, auditing and financial reporting standards; (6) delays in transaction settlement in some foreign markets; (7) possible imposition of confiscatory foreign taxes; (8) possible limitation on the removal of securities or other assets of the Portfolio; (9) restrictions on foreign investments and repatriation of capital;
(10) currency fluctuations; (11) cost and possible restrictions of currency conversion; (12) withholding taxes on dividends in foreign countries; and (13) possible higher commissions, custodial fees and management costs than in the U.S. market. These risks are often greater for investments in emerging or developing countries.

    The Portfolio will limit its investments to those in countries which have been recommended by the Manager and which have been approved by the AMR Trust Board. Countries may be added or deleted with AMR Trust Board approval. In determining which countries will be approved, the AMR Trust Board will evaluate the risk factors set forth above and will particularly focus on the ability to repatriate funds, the size and liquidity aspects of a particular country's market and the investment climate for foreign investors. The current countries in which the Portfolio may invest are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom.

    The Portfolio may trade forward foreign currency contracts ("forward contracts"), which are derivatives, to hedge currency fluctuations of underlying stock or bond positions, or in other circumstances permitted by the Commodity Futures Trading Commission ("CFTC"). Forward contracts to sell foreign currency may be used when the management of the Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar. Forward contracts also are entered into to set the exchange rate for a future transaction. In this manner, the Portfolio may protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. Forward contracts involve certain risks which include, but are not limited to: (1) imperfect correlation between the securities hedged and the contracts themselves; and (2) possible decrease in the total return of the Portfolio. Forward contracts are discussed in greater detail in the SAI.

    The Portfolio also may trade currency futures ("futures") for the same reasons as for entering into forward contracts as set forth above. Futures are traded on U.S. and foreign currency exchanges. The use of futures also entails certain risks which include, but are not limited to: (1) less liquidity due to daily limits on price fluctuation; (2) imperfect correlation between the securities hedged and the contracts themselves; (3) possible decrease in the total return of the Portfolio due to hedging; (4) possible reduction in value for both the contracts and the securities being hedged; and (5) potential losses in excess of the amounts invested in the futures contracts themselves. The Portfolio may not enter into futures contracts if the purchase or sale of such contract would cause the sum of the Portfolio's initial and any variation margin deposits to exceed 5% of its total assets. Futures contracts, which are derivatives, are discussed in greater detail in the SAI.

    HOTCHKIS AND WILEY, MORGAN STANLEY ASSET MANAGEMENT INC. and TEMPLETON INVESTMENT COUNSEL, INC. currently serve as investment advisers to the International Equity Portfolio. See "Investment Advisers."

PROSPECTUS

AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND -- This Fund's investment objective is to realize income and capital appreciation. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Limited-Term Income Portfolio, which invests primarily in debt obligations. Permissible investments include securities of the U.S. Government and its agencies and instrumentalities, including STRIPS and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; domestic, Yankeedollar and Eurodollar certificates of deposit, bank deposit notes, and bank notes; other investment companies; and cash or cash equivalents including obligations that are permitted investments for the Money Market Portfolio. Such obligations may have a fixed, variable or floating rate of interest. At the time of purchase, all such securities will be rated in one of the four highest rating categories by all Rating Organizations rating such obligation or, if unrated, will be deemed to be of comparable quality by the Manager. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's total assets. See "American AAdvantage Balanced Fund" for a description of the risks involved with these obligations. The Portfolio, at the discretion of the Manager, may retain a security which has been downgraded below the initial investment criteria. See the SAI for definitions of the foregoing securities and for a description of debt ratings. Principal and/or interest payments for obligations of the U.S. Government's agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

    Investments in Yankeedollar and Eurodollar bonds, notes and certificates of deposit involve risks that differ from investments in securities of domestic issuers. See "American AAdvantage Money Market Fund" for a description of these risks. The Portfolio also may engage in dollar rolls, or purchase or sell securities on a "when-issued" or "forward commitment" basis as described under "American AAdvantage Balanced Fund."

    The market value of fixed rate securities, and thus the net asset value of this Portfolio's shares, is expected to vary inversely with movements in interest rates. The market value of variable and floating rate instruments should not vary as much due to the periodic adjustments in their interest rates. An adjustment which increases the interest rate of such securities should reduce or eliminate declines in market value resulting from a prior upward movement in interest rates, and an adjustment which decreases the interest rate of such securities should reduce or eliminate increases in market value resulting from a prior downward movement in interest rates.

    Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

    Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

                                                                      PROSPECTUS

    Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

    The Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans, automobile and credit card receivables, and other types of receivables or other assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's and the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities which may be developed in the future.

    Asset-backed securities involve certain risks that do not exist with mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on the securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements, such as a letter of credit from a bank, excess collateral or a third-party guarantee.

    Although investments will not be restricted by either maturity or duration of the securities purchased, under normal circumstances, the Portfolio will seek to maintain a dollar weighted average duration of one to three years. Because the timing on return of principal for both asset-backed and mortgage-backed securities is uncertain, in calculating the average weighted duration of the Portfolio, the duration of these securities may be based on certain industry conventions.

     The Manager serves as the sole active investment adviser to the Limited-Term Income Fund and its corresponding Portfolio.

MONEY MARKET FUNDS -- The investment objectives of the Money Market Funds are to seek current income, liquidity and the maintenance of a stable $1.00 price per share. The Money Market Funds seek to achieve these objectives by investing all of their investable assets in the Money Market Portfolios, which invest in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Manager or the AMR Trust Board to present minimal credit risks. Portfolio investments are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"). See the SAI for an explanation of the amortized cost valuation method. Obligations in which the Money Market Portfolios invest generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted portfolio maturity of each Money Market Portfolio will not exceed 90 days. The Manager serves as the sole investment adviser to the Money Market Funds. See "Management and Administration of the Trust."

AMERICAN AADVANTAGE MONEY MARKET FUND -- The Fund's corresponding Portfolio may invest in obligations permitted to be purchased under Rule 2a-7 of the 1940 Act including, but not limited to, (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) loan participation interests, medium-term notes, funding agreements and asset-backed securities; (3) domestic, Yankeedollar and Eurodollar certificates of deposit, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies; and (4) repurchase agreements involving the obligations listed above. The Money Market

PROSPECTUS

Portfolio will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by two Rating Organizations such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a Rating Organization; or (3) are unrated, but are determined to be of comparable quality by the Manager pursuant to guidelines approved by the AMR Trust Board and subject to ratification by the AMR Trust Board. See the SAI for definitions of the foregoing instruments and rating systems. The Portfolio may invest in other investment companies. The Portfolio also may purchase or sell securities on a "when-issued" or "forward commitment" basis as described under "American AAdvantage Balanced Fund."

    The Portfolio will invest more than 25% of its assets in obligations issued by the banking industry. However, for temporary defensive purposes during periods when the Manager believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Portfolio may not maintain this concentration.

    Investments in Eurodollar (U.S. dollar obligations issued outside the United States by domestic or foreign entities) and Yankeedollar (U.S. dollar obligations issued inside the United States by foreign entities) obligations involve additional risks. Most notably, there generally is less publicly available information about foreign issuers; there may be less governmental regulation and supervision; foreign issuers may use different accounting and financial standards; and the adoption of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

    Variable amount master demand notes in which the Portfolio may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally publicly traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand note generally will not exceed seven days. To the extent this period is exceeded, the note in question would be considered illiquid. Issuers of variable amount master demand notes must satisfy the same criteria as set forth for other promissory notes (e.g. commercial paper). The Portfolio will invest in variable amount master demand notes only when such notes are determined by the Manager, pursuant to guidelines established by the AMR Trust Board, to be of comparable quality to rated issuers or instruments eligible for investment by the Portfolio. In determining average dollar weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND -- The Fund's corresponding Portfolio may invest in municipal obligations issued by or on behalf of the governments of states, territories, or possessions of the United States; the District of Columbia; and their political subdivisions, agencies and instrumentalities if the interest these obligations provide is generally exempt from federal income tax. The Municipal Money Market Portfolio will invest only in issuers or instruments that at the time of purchase (1) are guaranteed by the U.S. Government, its agencies, or instrumentalities; (2) are secured by letters of credit that are irrevocable and issued by banks which qualify as authorized issuers for the Money Market Portfolio (see "American AAdvantage Money Market Fund"); (3) are guaranteed by one or more municipal bond insurance policies that cannot be canceled and are issued by third-party guarantors possessing the highest claims- paying rating from a Rating Organization; (4) have received one of the two highest short-term ratings from at least two Rating Organizations;
(5) are single rated and have received one of the two highest short-term ratings from that Rating Organization; (6) have no short-term rating but the instrument is comparable to the issuer's rated short-term debt; (7) have no short-term rating (or comparable rating) but have received one of the top two long-term ratings from all Rating Organizations rating the issuer or instrument; or (8) are unrated, but are determined to be of comparable quality by the Manager pursuant to guidelines approved by, and subject to the oversight of, the AMR Trust Board. The Portfolio also may invest in other investment companies. Ordinarily at least 80% of the Portfolio's net assets will be invested in
                                                                      PROSPECTUS
municipal obligations the interest from which is exempt from federal income tax. However, should market conditions warrant, the Portfolio may invest up to 20% (or for temporary defensive purposes, up to 100%) of its assets in eligible investments for the Money Market Portfolio which are subject to federal income tax.

    The Portfolio may invest in certain municipal obligations which have rates of interest that are adjusted periodically according to formulas intended to minimize fluctuations in the values of these instruments. These instruments, commonly known as variable rate demand obligations, are long-term instruments which allow the purchaser, at its discretion, to redeem securities before their final maturity at par plus accrued interest upon notice (typically 7 to 30 days).

    Municipal obligations may be backed by the full taxing power of a municipality ("general obligations"), or by the revenues from a specific project or the credit of a private organization ("revenue obligations"). Some municipal obligations are collateralized as to payment of principal and interest by an escrow of U.S. Government or federal agency obligations, while others are insured by private insurance companies, while still others may be supported by letters of credit furnished by domestic or foreign banks. The Portfolio's investments in municipal obligations may include fixed, variable, or floating rate general obligations and revenue obligations (including municipal lease obligations and resource recovery obligations); zero coupon and asset-backed obligations; variable rate auction and residual interest obligations; tax, revenue, or bond anticipation notes; tax-exempt commercial paper; and purchase obligations that are subject to restrictions on resale. See the SAI for a further discussion of the foregoing obligations. The Portfolio may purchase or sell obligations on a "when-issued" or "forward commitment" basis, as described under "American AAdvantage Balanced Fund."

    The Portfolio may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security would also affect the other securities; for example, securities the interest of which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Portfolio may be subject to greater risk compared to a fund that does not follow this practice. However, the Manager believes this risk is mitigated because it is anticipated that most of the Portfolio's assets will be insured or backed by bank letters of credit. Additionally, the Portfolio may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users.

    The Portfolio also may invest in municipal obligations that constitute "private activity obligations." These include obligations that finance student loans, residential rental projects, and solid waste disposal facilities. To the extent the Portfolio earns interest income on private activity obligations, shareholders will be required to treat the portion of the Fund's distributions attributable to its share of such interest as a "tax preference item" for purposes of determining their liability for the federal alternative minimum tax ("AMT") and, as a result, may become subject to (or increase their liability for) the AMT. Shareholders should consult their own tax advisers to determine whether they may be subject to the AMT. The Portfolio may invest in private activity obligations without limitation and it is anticipated that a substantial portion of the Portfolio's assets will be invested in these obligations. As a result, a substantial portion of the Fund's distributions may be a tax preference item, which will reduce the net return from the Fund for taxpayers subject to the AMT. Interest on "qualified" private activity obligations is exempt from federal income tax.

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND -- The Fund's corresponding Portfolio will invest exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements which are collateralized by such obligations. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds). The Fund may invest in securities issued by the Agency for International Development, Farmers Home Administration, Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Land Bank, FNMA, GNMA, General Services Administration, Rural Electrification Administration, Small Business Administration, Tennessee Valley Authority, and others. Some of these obligations, such as those issued by the Federal Home

PROSPECTUS

Loan Bank and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation and the discretionary authority of the U.S. Government to purchase the agency's obligations. See the SAI for a further discussion of the foregoing obligations. Counterparties for repurchase agreements must be approved by the AMR Trust Board. The Portfolio may purchase or sell securities on a "when-issued" or "forward commitment" basis, as described under "American AAdvantage Balanced Fund."

OTHER INVESTMENT POLICIES -- In addition to the investment policies described previously, each Portfolio also may lend its securities, enter into fully collateralized repurchase agreements and invest in private placement offerings.

    SECURITIES LENDING. Each Portfolio may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, securities of the U.S. Government and its agencies and instrumentalities and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by any Portfolio would exceed 33 1/3% of its total assets. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolios seek to minimize this risk by making loans only to borrowers which are deemed by the Manager to be of good financial standing and which have been approved by the AMR Trust Board. For purposes of complying with each Portfolio's investment policies and restrictions, collateral received in connection with securities loans will be deemed an asset of a Portfolio to the extent required by law. The Manager will receive compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation will depend on the income generated by the loan of each Portfolio's securities. The SEC has granted exemptive relief that permits the Portfolios to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by the Manager. See the SAI for further information regarding loan transactions.

    REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers or the Manager attempt to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust Board. See the SAI for more information regarding repurchase agreements.

    PRIVATE PLACEMENT OFFERINGS. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors such as the Portfolios through or with the assistance of the issuer or dealers who make a market in the Section 4(2) securities, thus providing liquidity. The Money Market Portfolios will not invest more than 10% (and Variable NAV Funds' respective Portfolios, no more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

    The AMR Trust Board and the applicable investment adviser, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as: valuation, liquidity, and availability of
                                                                      PROSPECTUS
information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

BROKERAGE PRACTICES AND PORTFOLIO TURNOVER -- Each investment adviser will place its own orders to execute securities transactions which are designed to implement the applicable Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, an investment adviser of a Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

    The Money Market Portfolios and the Limited-Term Income Portfolio normally will not incur any brokerage commissions on their transactions because money market and debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts and without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer.

    No Portfolio, other than the Limited-Term Income Portfolio, currently expects its portfolio turnover rate to exceed 100%. The portfolio turnover rate for the Limited-Term Income Fund for the fiscal year ended October 31, 1996 was 304%. High portfolio activity increases a Portfolio's transaction costs, including brokerage commissions and may result in a greater number of taxable transactions.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS -- As previously described, investors should be aware that each Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Trust, which is a separate investment company. Since a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

    The Manager expects, although it cannot guarantee, that the Trust will achieve economies of scale by investing in the AMR Trust. In addition to selling their interests to the Funds, the Portfolios sell their interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio pay a proportionate share of the Portfolio's expenses and invest in that Portfolio on the same terms and conditions. However, other investment companies investing all of their assets in a Portfolio are not required to sell their shares at the same public offering price as a Fund and are allowed to charge different sales commissions. Therefore, investors in a Fund may experience different returns from investors in another investment company that invests exclusively in that Fund's corresponding Portfolio.

    The Fund's investment in a Portfolio may be affected materially by the actions of large investors in that Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, that is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect its liquidity adversely.

PROSPECTUS

    The Portfolios' and their corresponding Funds' investment objectives and policies are described above. See "Investment Restrictions" for a description of their investment restrictions. The investment objective of a Fund can be changed only with shareholder approval. The approval of a Fund and of other investors in its corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of a Fund within thirty days prior to any changes in its corresponding Portfolio's investment objective. If the investment objective of a Portfolio changes and the shareholders of its corresponding Fund do not approve a parallel change in that Fund's investment objective, the Fund would seek an alternative investment vehicle or the Manager and the investment advisers would actively manage the Fund.

    See "Management and Administration of the Trust" for a complete description of the investment management fee and other expenses associated with the Fund's investment in its corresponding Portfolio. This Prospectus and the SAI contain more detailed information about each Fund and its corresponding Portfolio, including information related to (1) the investment objective, policies and restrictions of each Fund and its corresponding Portfolio, (2) the Board of Trustees and officers of the Trust and the AMR Trust, (3) brokerage practices,
(4) the Funds' shares, including the rights and liabilities of its shareholders,
(5) additional performance information, including the method used to calculate yield and total return, and (6) the determination of the value of each Fund's shares.

INVESTMENT RESTRICTIONS

    The following fundamental investment restrictions and the non-fundamental investment restriction are identical for each Fund and its corresponding Portfolio. Therefore, although the following discusses the investment restrictions of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the Board. The following fundamental investment restrictions may be changed with respect to a particular Fund by the majority vote of that Fund's outstanding shares or with respect to a Portfolio by the majority vote of that Portfolio's interest holders. No Portfolio may:

    - Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets. In addition, although not a fundamental investment restriction and therefore subject to change without shareholder vote, the Money Market Portfolio and the U.S. Government Money Market Portfolio apply this restriction with respect to 100% of their assets.

    - Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries). With respect to the Money Market Portfolio, this restriction does not apply to the banking industry.

    The following non-fundamental investment restriction may be changed with respect to a particular Fund by a vote of a majority of the Board or with respect to a Portfolio by a vote of a majority of the AMR Trust Board: no Portfolio may invest more than 15% (or, with respect to any Money Market Portfolio, 10%) of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days.

    The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. See the SAI for other investment limitations.

                                                                      PROSPECTUS

YIELDS AND TOTAL RETURNS

    From time to time each class of the Money Market Funds may advertise their "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield refers to the income generated by an investment over a seven calendar-day period (which period will be stated in the advertisement). This income is then annualized by assuming the amount of income generated by the investment during that week is earned each week over a one-year period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The Municipal Money Market Fund also may quote "tax equivalent yields," which show the taxable yields a shareholder would have to earn before federal income taxes to equal this Fund's tax-exempt yields. The tax equivalent yield is calculated by dividing the Fund's tax-exempt yield by the result of one minus a stated federal income tax rate. If only a portion of the Fund's income was tax-exempt, only that portion is adjusted in the calculation. As stated earlier, the Fund considers interest on private activity obligations to be exempt from federal income tax. Each class of a Fund has different expenses which will impact its performance.

    Advertised yields for the PlanAhead Class of the Variable NAV Funds will be computed by dividing the net investment income per share earned by the applicable class during the relevant time period by the maximum offering price per share for that class on the last day of the period. Total return quotations advertised by the Funds may reflect the average annual compounded (or aggregate compounded) rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period. Additionally, each class of the Limited-Term Income Fund may advertise a "monthly distribution rate." This rate is based on an annualized monthly dividend accrual rate per share compared with the month-end share price of each class of this Fund. The Funds will at times compare their performance to applicable published indices, and also may disclose their performance as ranked by certain ranking entities. See the SAI for more information about the calculation of yields and total returns.

MANAGEMENT AND ADMINISTRATION OF THE TRUST

FUND MANAGEMENT AGREEMENT -- The Board has general supervisory responsibility over the Trust's affairs. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Trust pursuant to a Management Agreement dated April 3, 1987, as amended July 25, 1997, together with the Administrative Services Agreement described below. The AMR Trust and the Manager also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates the Manager to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust. The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc., and was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. The assets of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio are allocated by the Manager among one or more investment advisers designated for that Portfolio. See "Investment Advisers." The Manager serves as the sole active investment adviser to the Money Market Portfolios and the Limited-Term Income Portfolio. In addition, with the exception of the International Equity Portfolio, if so requested by any investment adviser, the Manager will make the investment decisions with respect to assets allocated to that investment adviser which the investment adviser determines should be invested in short-term obligations of the type permitted for investment by the Money Market Portfolio. As of December 31, 1996, the Manager had assets under management totaling approximately $16.0 billion including approximately $5.7 billion under active management and $10.3 billion as named fiduciary or fiduciary adviser. Of the total, approximately $11.9 billion of assets are related to AMR. American Airlines, Inc. is not responsible for investments made in the American AAdvantage Funds.

PROSPECTUS

    The Manager provides the Trusts with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Trusts by third parties. The Manager also oversees each Portfolio's participation in securities lending activities and any actions taken by securities lending agents in connection with those activities to ensure compliance with all applicable regulatory and investment guidelines. The Manager also develops the investment programs for each Portfolio, selects and changes investment advisers (subject to approval by the AMR Trust Board and appropriate interest holders), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, and coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions.

    Except as otherwise provided below, the Manager bears the expense of providing the above services and pays the fees of the investment advisers of the Funds and their Portfolios. As compensation for paying the investment advisory fees and for providing the Portfolios with advisory and asset allocation services, the Manager receives from the AMR Trust an annualized advisory fee that is calculated and accrued daily, equal to the sum of (1) 0.15% of the net assets of the Money Market Portfolios, (2) 0.25% of the net assets of the Limited-Term Income Portfolio, (3) 0.10% of the net assets of the other Portfolios, plus (4) all fees payable by the Manager to the AMR Trust's investment advisers as described in "Investment Advisers." The advisory fee is payable quarterly in arrears. To the extent that a Fund invests all of its investable assets in its corresponding Portfolio, the Manager will not receive an advisory fee under its Management Agreement with the Trust. The Manager receives compensation in connection with securities lending activities. If a Portfolio lends its portfolio securities and receives cash collateral from the borrower, the Manager will receive up to 25% of the net annual interest income (the gross interest earned by the investment less the amount paid to the borrower as well as related expenses) received from the investment of such cash. If a borrower posts collateral other than cash, the borrower will pay to the lender a loan fee. The Manager will receive up to 25% of the loan fees posted by borrowers. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. In addition, the Manager is compensated through the Administrative Services Agreement as described below for other services provided.

    Each Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board and the AMR Trust Board, including the affirmative votes of a majority of the Trustees of each Board who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of a Fund's shareholders or a Portfolio's interest holders. A Management Agreement may be terminated with respect to a Fund or a Portfolio at any time, without penalty, by a majority vote of outstanding Fund shares or Portfolio interests on sixty (60) days' written notice to the Manager, or by the Manager, on sixty (60) days' written notice to the Trust or the AMR Trust. A Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

    The Trust is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Independent Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Portfolio; and any extraordinary expenses of a nonrecurring nature.

    A majority of the Independent Trustees of the Board have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and the AMR Trust, including creating a separate Board of Trustees of the AMR Trust.

                                                                      PROSPECTUS

FUND ADVISORY AGREEMENTS -- Each investment adviser has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Funds and their corresponding Portfolios. To the extent that a Fund invests all of its investable assets in a corresponding Portfolio, however, an investment adviser will receive an advisory fee only on behalf of the Portfolio and not on behalf of its corresponding Fund. Except for the Money Market Portfolios and the Limited-Term Income Portfolio, the assets of each Portfolio are allocated among the investment advisers designated for that Portfolio and described in this Prospectus in "Investment Advisers." The Manager is permitted to enter into new or modified advisory agreements with existing or new investment advisers without the approval of Fund shareholders or Portfolio interest holders, but subject to approval of the Board and the AMR Trust Board. The Securities and Exchange Commission issued an exemptive order which eliminates the need for shareholder/interest holder approval, subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the applicable Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. The Manager recommends investment advisers to the Board and the AMR Trust Board based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets among investment advisers may be changed at any time by the Manager. Allocations among advisers will vary based upon a variety of factors, including the overall investment performance of each investment adviser, the Portfolio's cash flow needs and market conditions. The Manager need not allocate assets to each investment adviser designated for a Portfolio. The investment advisers can be terminated without penalty to the AMR Trust by the Manager, the AMR Trust Board or the interest holders of the applicable Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and the Manager does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

    Each investment adviser has discretion to purchase and sell securities for its segment of a Portfolio's assets in accordance with that Portfolio's objectives, policies and restrictions and the more specific strategies provided by the Manager. Although the investment advisers are subject to general supervision by the AMR Trust Board and the Manager, these parties do not evaluate the investment merits of specific securities transactions. As compensation for its services, each investment adviser is paid a fee by the Manager out of the proceeds of the management fee received by the Manager from the AMR Trust.

ADMINISTRATIVE SERVICES AGREEMENT -- The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide the Funds those administrative and management services (other than investment advisory services) described in the Management Agreement. As compensation for these services, the Manager receives an annualized fee of 0.25% of the net assets of the PlanAhead Class of the Variable NAV Funds and 0.05% of the net assets of the PlanAhead Class of the Money Market Funds. The fee is payable quarterly in arrears.

SERVICE PLAN -- The PlanAhead Class has adopted a service plan ("Service Plan") which provides that each PlanAhead Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead Class shares including but not limited to payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fee, which is included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses of this prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Service Plan. The primary expenses expected to be incurred under the Service Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and discount brokers.

    The Service Plan will continue in effect so long as its continuance is approved at least annually by a majority of the Trustees, including the affirmative votes of a majority of the Trustees of the Board who are not parties to

PROSPECTUS
the Service Plan or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders. The Service Plan may be terminated with respect to a particular PlanAhead Class at any time, without the payment of any penalty, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund's PlanAhead Class.

ALLOCATION OF FUND EXPENSES -- Expenses of each Fund generally are allocated equally among the shares of that Fund, regardless of class. However, certain expenses approved by the Board will be allocated solely to the class to which they relate.

PRINCIPAL UNDERWRITER -- BROKERS TRANSACTION SERVICES, INC. ("BTS"), 7001 Preston Road, Dallas, Texas 75205, serves as the principal underwriter of the Trust.

CUSTODIAN -- STATE STREET BANK & TRUST COMPANY ("State Street"), Boston, Massachusetts, serves as custodian for the Portfolios and the Funds.

TRANSFER AGENT -- State Street serves as transfer agent and provides transfer agency services for Fund shareholders through its affiliate NATIONAL FINANCIAL DATA SERVICES, ("NFDS"), Kansas City, Missouri.

INDEPENDENT AUDITOR -- The independent auditor for the Funds and the AMR Trust is ERNST & YOUNG LLP, Dallas, Texas.

INVESTMENT ADVISERS

    Set forth below is a brief description of the investment advisers for each Fund and its corresponding Portfolio, except for the Money Market Funds and their corresponding Portfolios, whose sole investment adviser is the Manager. References to the investment advisers retained by a Portfolio also apply to the corresponding Fund. Except for the Manager, none of the investment advisers provides any services to the Funds or the Portfolios except for portfolio investment management and related recordkeeping services, or has any affiliation with the Trust, the AMR Trust or the Manager.

    William F. Quinn has served as President of the Manager since it was founded in 1986, and Nancy A. Eckl serves as Vice President - Trust Investments of the Manager. Ms. Eckl previously served as Vice President - Finance and Compliance of the Manager from December 1990 to May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Balanced Fund, the Growth and Income Fund, the International Equity Fund and their corresponding Portfolios. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among investment advisers.

    Michael W. Fields is responsible for the portfolio management oversight of the Limited-Term Income Fund and its corresponding Portfolio. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments. Benjamin L. Mayer is responsible for the day-to-day portfolio management of the Limited-Term Income Portfolio. Mr. Mayer has served as Senior Portfolio Manager of the Manager since May 1995. Prior to that time, he was a Vice President of Institutional Fixed Income Sales at Merrill, Lynch, Pierce, Fenner & Smith from January 1994 to April 1995 and Vice President, Regional Senior Strategist from April 1989 to January 1994. Mr. Mayer has had portfolio management responsibility for the Fund since August 1995.

    BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1996, Barrow had discretionary investment management authority with respect to approximately
                                                                      PROSPECTUS

$20.5 billion of assets, including approximately $1.5 billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced Portfolio, the Growth and Income Portfolio and the Limited-Term Income Portfolio, although the Manager does not presently intend to allocate any of the assets in the Limited-Term Income Portfolio to Barrow. The Manager pays Barrow an annualized fee equal to .30% on the first $200 million in AMR Trust assets under its discretionary management, .20% on the next $300 million, .15% on the next $500 million and .125% on assets over $1 billion.

    BRANDYWINE ASSET MANAGEMENT, INC., ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware 19801, is a privately held professional investment counseling firm founded in 1986. As of December 31, 1996, Brandywine had assets under management totaling approximately $6 billion, including approximately $285 million of assets of AMR and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced and the Growth and Income Portfolios. The Manager pays Brandywine an annualized fee equal to .225% of assets in the Balanced Portfolio and .25% of assets in the Growth and Income Portfolio of the first $500 million of AMR Trust assets under its discretionary management, .225% of the next $100 million on all assets and .20% on all excess assets.

     On December 9, 1997, Brandywine and Legg Mason, Inc. announced the signing of a definitive agreement to merge Brandywine into Legg Mason, Inc. in an exchange of stock. Subject to various conditions being satisfied, it is anticipated that the transaction will close in late January 1998. Thereafter, Brandywine will become a wholly owned subsidiary of Legg Mason, Inc. but will continue to be managed by its current senior management.

    GSB INVESTMENT MANAGEMENT, INC. ("GSB"), 301 Commerce Street, Fort Worth, Texas 76102, is a professional investment management firm which was founded in 1987 by Frank P. Ganucheau, Mark J. Stupfel, and Lyle E. Brumley. GSB is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1996, GSB managed approximately $3.2 billion of assets, including approximately $802 million of assets of AMR and its subsidiaries and affiliated entities. GSB serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. The Manager pays GSB an annualized fee equal to
 .30% of the first $100 million in AMR Trust assets under its discretionary management, .25% of the next $100 million, .20% of the next $100 million and
 .15% on all excess assets.

    HOTCHKIS AND WILEY, 800 West Sixth Street, 5th Floor, Los Angeles,
California 90017, is a professional investment counseling firm which was founded in 1980 by John F. Hotchkis and George Wiley. Hotchkis and Wiley is a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Assets under management as of December 31, 1996 were approximately $10.2 billion, which included approximately $1.4 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio. The Manager pays Hotchkis and Wiley an annualized fee equal to .60% of the first $10 million of AMR Trust assets under its discretionary management,
 .50% of the next $140 million of assets, .30% on the next $50 million of assets, .20% of the next $800 million of assets and .15% of all excess assets.

    INDEPENDENCE INVESTMENT ASSOCIATES, INC. ("IIA"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company. Assets under management as of December 31, 1996, including funds managed for its parent company, were approximately $25.9 billion, which included approximately $981 million of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. The Manager pays IIA an annualized fee equal to .50% of the first $30 million of AMR Trust assets under its discretionary management, .25% of the next $70 million of assets and .20% of all excess assets.

    MORGAN STANLEY ASSET MANAGEMENT INC. ("MSAM"), 25 Cabot Square, London, United Kingdom, E14 4QA, is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. MSAM provides portfolio

PROSPECTUS
management and named fiduciary services to taxable and nontaxable institutions, international organizations and individuals investing in United States and international equity and debt securities. At September 30, 1996, MSAM had assets under management totaling approximately $67.1 billion, including approximately $50.2 billion under active management and $16.9 billion as named fiduciary or fiduciary adviser. As of December 31, 1996, MSAM had investment authority over approximately $314 million of assets of AMR and its subsidiaries and affiliated entities. MSAM serves as an investment adviser to the International Equity Portfolio. The Manager pays MSAM an annual fee equal to .80% of the first $25 million of AMR Trust assets under its discretionary management, .60% of the next $25 million in assets, .50% of the next $25 million in assets and .40% on all excess assets.

    TEMPLETON INVESTMENT COUNSEL, INC. ("Templeton"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of December 31, 1996, Templeton had discretionary investment management authority with respect to approximately $21.7 billion of assets, including approximately $433.9 million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Portfolio. The Manager pays Templeton an annualized fee equal to .50% of the first $100 million of AMR Trust assets under its discretionary management, .35% of the next $50 million of assets, .30% of the next $250 million of assets and .25% on assets over $400 million.

    Solely for the purpose of determining the applicable percentage rates when calculating the fees for each investment adviser other than MSAM, there shall be included all other assets or trust assets of American Airlines, Inc. also under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program). For the purpose of determining the applicable percentage rates when calculating MSAM's fees, all equity account assets managed by MSAM on behalf of American Airlines, Inc. shall be included. The inclusion of any such assets will result in lower overall fee rates being applied to the applicable Portfolio.

HOW TO PURCHASE SHARES

    Shares are sold on a continuous basis. Purchase orders should be directed to NFDS either by mail, by pre-authorized investment or by wire as described below. The minimum initial purchase for each Fund is $2,500, except for IRA accounts for which a $2,000 minimum applies. The Funds have no obligation to accept purchase requests or maintain accounts which do not meet minimum purchase requirements. Accounts opened through financial intermediaries may be subject to lower or higher minimums. The minimum for subsequent purchases is $50, except for wire purchases for which a $500 minimum applies. Shares purchased through financial intermediaries may be subject to transaction fees. The management of the Fund reserves the right to waive or change the minimum investment requirements and to charge an annual fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

    An order to purchase shares of a Variable NAV Fund will be executed at the next share price calculated Monday through Friday on each day on which the New York Stock Exchange (the "Exchange") is open for trading, which excludes the following business holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day ("Business Day"). Shares of the Variable NAV Funds are offered and purchase orders are accepted until the close of the Exchange, generally 4:00 p.m. Eastern time, on each Business Day. An order to purchase shares of the Money Market Funds will be executed at the Fund's next determined net asset value per share on any day on which the Exchange is open for business except for Columbus Day and Veteran's Day ("Money Market Business Day") and during which federal funds become available to the Fund. Shares are offered and orders are accepted for the Municipal Money Market Fund until 11:45 a.m. Eastern time, or the close of the Exchange (whichever comes first) and for the U.S. Government Money Market Fund until 2:00 p.m. Eastern time, or the close of the Exchange (whichever comes first) and for the Money Market Fund until 3:00 p.m. Eastern time, or the close of the Exchange (whichever comes first), on each Money Market Business Day. The Trust reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares. "Federal
                                                                      PROSPECTUS
funds" are funds deposited by a commercial bank in an account at a federal reserve bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a Money Market Fund through its custodian.

OPENING AN ACCOUNT -- A completed and signed PlanAhead Class application is required for each new account opened, regardless of the method chosen for making an initial investment. If assistance is required in filling out the application, or if extra applications are required, call (800) 388-3344. See "Retirement Accounts" for information on opening retirement accounts.

PURCHASING BY MAIL -- To open an account by mail, complete the application form, include a check payable to the American AAdvantage Funds ($2,500 minimum) and mail both to:

        American AAdvantage Funds
        c/o NFDS
        P.O. Box 419643
        Kansas City, MO 64141-6643

    Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. For subsequent purchases by mail make your check payable to the American AAdvantage Funds ($50 minimum) and include your account number on your check. Mail to the address printed above. Include either the detachable form from your account statement, the deposit slips from your checkbook (if you have a Money Market account and opted for checking) or a letter with the account name and number.

SUBSEQUENT PURCHASES BY PRE-AUTHORIZED AUTOMATIC INVESTMENT -- Pre-Authorized Automatic Investment allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in the Fund of your choice after an account has been open. To establish this option, provide the appropriate information on the application form and attach a voided check from your bank account. Funds will be transferred automatically from your bank account via Automated Clearing House ("ACH") on the 5th day of each month.

PURCHASES BY WIRE -- A completed application form must precede an initial purchase by wire. Call (800) 388-3344 to wire funds. Federal funds ($2,500 for initial purchases and $500 for subsequent purchases) should be wired to:

        State Street Bank & Trust Co.
        ABA Routing #0110-0002-8, AC-9905-342-3
        Attention: American AAdvantage Funds-PlanAhead Class, and specify the Fund to be purchased.

        You will be responsible for any charges assessed by your bank to handle wire transfers.

HOW TO REDEEM SHARES

    Shares of the Variable NAV Funds may be redeemed by telephone, by pre-authorized automatic redemption or by mail on any Business Day. Shares of the Money Market Funds may be redeemed by telephone, by writing a check, by pre-authorized automatic redemption or by mail on any Money Market Business Day. Shares will be redeemed at the net asset value next calculated after the applicable Fund has received and accepted the redemption request. Proceeds from a redemption of shares purchased by check or pre-authorized automatic purchase may be withheld until the funds have cleared, which may take up to 15 days. Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. See the SAI for further information concerning redemptions in kind.

    Redemption proceeds generally will be sent within one Business Day or Money Market Business Day, as applicable. However, if making immediate payment could affect a Fund adversely, it may take up to seven days to send payment.

PROSPECTUS

    A minimum balance of $2,500 is required in order to maintain an account in a Fund. Otherwise, a Fund may give a shareholder 60 days' notice to increase the account balance to this level in order to avoid the imposition of an account fee or account closure. If a shareholder does not increase the account balance to $2,500 within the 60 day period, the Fund is entitled to close the account and mail the proceeds to the address of record.

    To ensure timely acceptance of a redemption request, please adhere to the following procedures.

REDEEMING BY TELEPHONE -- Shares may be redeemed by telephone if your account application reflects that option. Telephone redemptions in any 30 day period shall not exceed $25,000 without the express written consent of the Trust. In order to redeem by telephone, you should call NFDS at (800) 388-3344. Redemption proceeds will be mailed only to the address of record or mailed or wired to a commercial bank account designated on the account application.

    By establishing the telephone redemption service, you authorize the Funds or their agent to act upon verbal instructions to redeem shares for any account for which such service has been authorized. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, NFDS will employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. For instance, all telephone redemption requests will be recorded and proceeds of telephone redemption requests will be sent only to the address or account designated in the application. Neither the Funds, the Trusts, the Manager, State Street, NFDS, or their trustees, directors or officers will be liable for any unauthorized or fraudulent redemption instructions received by telephone. Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods. This service may be amended or terminated at any time by the transfer agent or the Trust without prior notice.

REDEEMING BY CHECK -- If you elect so on the application, shares of the Money Market Funds may be redeemed through the check writing feature. There is no limit on the number of checks written per month and no check redemption fees. Checks must be written in amounts of $100 or more. Check drafts however, are not returned to you. If copies of drafts are required, a service charge of $2 per check will be assessed to you.

PRE-AUTHORIZED AUTOMATIC REDEMPTIONS -- You can arrange to have a pre-authorized amount ($100 or more) redeemed from your account and automatically deposited into a bank account, via ACH, on the 15th day of each month. For more information regarding pre-authorized automatic redemptions, contact NFDS at
(800) 388-3344.

REDEEMING BY MAIL -- Except for certain intermediary accounts, a letter of instruction may be mailed to American AAdvantage Funds -- PlanAhead Class, c/o NFDS, P.O. Box 419643, Kansas City, MO 64141-6643 to redeem shares. The letter should specify the Fund (Balanced, Growth and Income, International Equity, Limited-Term Income, Money Market, Municipal Money Market or U.S. Government Money Market Fund), the number of shares or dollar amount to be redeemed, the shareholder's name and account number. The letter must be signed by all persons required to sign for the account, exactly as it is registered. For redemption requests (i) over $25,000, (ii) for redemption proceeds to be sent to an address other than the address of record or to a commercial bank account other than the account designated on the application, or (iii) for an account whose address of record has been changed within thirty days, the letter of instruction must be accompanied by a signature guarantee by a financial institution satisfying the standards established by NFDS.

REDEEMING BY WIRE -- Shares may be redeemed by wire if your account application reflects that option. Redemption proceeds will be transmitted directly to your predesignated account at a domestic bank upon request, for amounts of at least $500. In order to redeem by wire, call (800) 388-3344. Your account will be charged $10 for wire redemptions to cover transaction costs.

FULL REDEMPTIONS -- Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

                                                                      PROSPECTUS

RETIREMENT ACCOUNTS

    Individual retirement accounts, including SEPs and Keoghs, are eligible investors in the PlanAhead Class. State Street generally serves as custodian for retirement accounts in the PlanAhead Class. A special retirement account application is required in order to open this type of account. Each shareholder is charged an administrative fee of $12.00 per year for each retirement account regardless of the number of Funds. To receive a retirement account application, or if you have any questions about establishing this type of account, call NFDS at (800) 388-3344.

EXCHANGE PRIVILEGE

    PlanAhead Class shares which have been registered in a shareholder's name for at least 15 days may be exchanged into shares of the PlanAhead Class of another Fund. A minimum exchange of $50 is required into existing accounts. If a shareholder wishes to establish a new account in the PlanAhead Class of another Fund by making an exchange, a $2,500 minimum investment is required.

    Except for certain intermediary accounts, shareholders may exchange shares by sending the Funds a written request or by calling NFDS at (800) 388-3344. The exchange will be processed at the next share price calculated after the request is received in good order by the Funds. In establishing a telephone exchange service, shareholders authorize the Funds or their agent to act upon verbal instructions to exchange shares from any account for which such service is authorized to any identically registered PlanAhead Class account(s). NFDS will use reasonable procedures specified by the Funds to confirm that such instructions are genuine such as the recording of all telephone exchange requests. If reasonable procedures as described above are implemented, neither the Funds, the Trusts, the Manager, State Street, NFDS, nor their trustees, directors or officers will be liable for any unauthorized or fraudulent instructions.

    The general redemption policies apply to redemptions by telephone exchange. The exchange privilege may be modified or terminated at any time by the Funds. The Funds reserve the right to limit the number of exchanges an investor may exercise.

DISTRIBUTION OF TRUST SHARES

    Shares are distributed through the Funds' principal underwriter, BTS. BTS is compensated by the Manager, and not the Trust. The Trust does not incur any direct distribution expenses other than those relating to the Platinum Class. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and the Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

VALUATION OF SHARES

    The net asset value of each share (share price) of the Variable NAV Funds is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each Business Day and the net asset value of each share of the Money Market Funds is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each Money Market Business Day. The net asset value of shares of the PlanAhead Class will be determined based on a pro rata allocation of the value of the Fund's corresponding Portfolio's investment income, expenses and total capital gains and losses. The allocation will be based on comparative net asset value at the beginning of the day except for expenses related solely to one class of shares ("Class Expenses") which will be borne only by the appropriate class of shares. Because of the Class Expenses, the net income attributable to and the dividends payable may be different for each class of shares. Additionally, the Variable NAV Funds may compute differing share prices as a result of Class Expenses.

PROSPECTUS

    Equity securities listed on securities exchanges, including all but United Kingdom securities of the International Equity Portfolio, are valued at the last quoted sales price on a designated exchange prior to the close of trading on the Exchange or, lacking any sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Securities of the United Kingdom held in the International Equity Portfolio are priced at the last jobber price (mid of the bid and offer prices quoted by the leading stock jobber in the security) prior to close of trading on the Exchange. Trading in foreign markets is usually completed each day prior to the close of the Exchange. However, events may occur which affect the values of such securities and the exchange rates between the time of valuation and the close of the Exchange. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the AMR Board. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) will normally be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Assets and liabilities denominated in foreign currencies and forward currency contracts are translated into U.S. dollar equivalents based on prevailing market rates. Portfolio obligations held by the Money Market Portfolios are valued in accordance with the amortized cost method, which is designed to enable those Portfolios and their corresponding Funds to maintain a consistent $1.00 per share net asset value. Investment grade short-term obligations with 60 days or less to maturity held by all other Portfolios also are valued using the amortized cost method as described in the SAI.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and other distributions paid on each class of a Fund's shares are calculated at the same time and in the same manner. Dividends from the net investment income of the Balanced Fund, the Growth and Income Fund and the International Equity Fund normally are declared annually. Dividends consisting of substantially all of the net investment income of the Limited-Term Income Fund, which are paid monthly, normally are declared on each Business Day immediately prior to the determination of the net asset value and are payable to shareholders of record as of the close of business on the day on which declared. A Fund's net investment income attributable to the PlanAhead Class consists of that class's pro rata share of the Fund's share of dividends and interest (including discount) accrued on its corresponding Portfolio's securities, less applicable expenses of the Fund and the Portfolio attributable to the PlanAhead Class. Distributions of a Fund's share of its corresponding Portfolio's realized net short-term capital gain, net capital gain (the excess of net long-term capital gain over net short-term capital loss), and net gains from foreign currency transactions, if any, normally will be made annually.

    All of each Money Market Fund's net investment income and net short-term capital gain, if any, generally is declared as dividends on each Money Market Business Day immediately prior to the determination of the net asset value. Dividends generally will be paid on the first day of the following month. Each Money Market Fund's net investment income attributable to the PlanAhead Class will consist of that class' pro rata share of the Fund's share of interest accrued and discount earned on its corresponding Portfolio's securities less amortization of premium and estimated expenses of both the Portfolio and the Fund attributable to the PlanAhead Class. The Money Market Portfolios do not expect to realize net capital gain, and, therefore, the Money Market Funds do not foresee paying any capital gain distributions. If any Money Market Fund (either directly or indirectly through its corresponding portfolio) incurred or anticipated any unusual expenses, loss or depreciation that would adversely affect its net asset value or income for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances.

    Unless a shareholder elects otherwise on the account application, all dividends and other distributions on a Fund's PlanAhead Class shares will be automatically declared and paid in additional PlanAhead Class shares of that Fund. However, a shareholder may choose to have distributions of net capital gain paid in shares and
                                                                      PROSPECTUS
dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the transfer agent at least ten days prior to the payment date for a dividend or other distribution.

TAX INFORMATION -- Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (generally, net investment income plus any net short-term capital gain and gains from certain foreign currency transactions) and net capital gain that it distributes to its shareholders. However, a Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that calendar year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these and other purposes, dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Each Portfolio has received a ruling from the Internal Revenue Service that it is classified for federal income tax purposes as a partnership; accordingly, no Portfolio is subject to federal income tax.

    Dividends from a Fund's investment company taxable income will be taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gain (whether received in cash or paid in additional Fund shares), when designated as such, generally will be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. A capital gain distribution from a Fund also may be offset by capital losses from other sources.

    Some foreign countries may impose withholding taxes on certain dividends payable to the International Equity Portfolio. The International Equity Fund's share of any such tax withheld may either be treated by that Fund as a deduction or, if it satisfies certain requirements, it may elect to flow the tax through to its shareholders, who in turn may either treat it as a deduction or use it in calculating a credit against their federal income tax.

    A portion of the income dividends paid by the Balanced Fund and the Growth and Income Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the respective Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the AMT. The International Equity Fund's dividends will most likely not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

    Distributions by the Municipal Money Market Fund that it designates as "exempt-interest dividends" generally may be excluded from gross income by its shareholders. If the Municipal Money Market Portfolio earns taxable income from any of its investments, the Municipal Money Market Fund's share of income will be distributed to its shareholders as a taxable dividend. To the extent that Portfolio invests in certain private activity obligations, that Fund's shareholders will be required to treat a portion of its dividends as a "tax preference item" in determining their liability for the AMT. Exempt-interest dividends also may be subject to state and local tax laws. Because some states exempt from tax the interest on their own obligations and obligations of governmental agencies of and municipalities in the state, shareholders will receive tax information each year regarding the Municipal Money Market Fund's exempt-interest income by state. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of that Fund is not deductible.

    Redemption of Fund shares (other than shares of the Money Market Funds) may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis for the redeemed shares. An exchange of shares of a Fund

PROSPECTUS
for shares of any other Fund (see "Exchange Privileges") generally will have similar tax consequences. If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

    If shares are purchased shortly before the record date for a dividend (other than an exempt-interest dividend) or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

    Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) (and for the International Equity Fund, if it satisfies the requirements and makes the election referred to above, their share of that Fund's share of any foreign taxes paid by the International Equity Portfolio) that year and of any portion of those dividends that qualifies for the corporate dividends-received deduction. The notice sent by the Municipal Money Market Fund specifies the amounts of exempt-interest dividends (and the portion thereof, if any, that is a tax preference item for purposes of the AMT) and any taxable dividends.

    Each Fund is required to withhold 31% of all taxable dividends, and, for all Funds other than the Money Market Funds, capital gain distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or (except with respect to redemption proceeds) who otherwise are subject to back-up withholding.

    The foregoing is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders. Prospective investors are urged to consult their own tax advisers regarding specific questions as to the effect of federal, state or local income taxes on any investment in the Trust. For further tax information, see the SAI.

GENERAL INFORMATION

    The Trust currently is comprised of ten separate investment portfolios. Each Fund included in this Prospectus is comprised of three classes of shares, which can be issued in an unlimited number. Each share represents an equal proportionate beneficial interest in that Fund and is entitled to one vote. Only shares of a particular class may vote on matters affecting that class. Only shares of a particular Fund may vote on matters affecting that Fund. All shares of the Trust vote on matters affecting the Trust as a whole. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Trust are nontransferable. Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of the Trust, however, will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

    On most issues subjected to a vote of a Portfolio's interest holders, as required by the 1940 Act, its corresponding Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by that Fund's shareholders. Because a Portfolio interest holder's votes are proportionate to its percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund's redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Whenever the shareholders of a Fund are called to vote on matters related to its corresponding Portfolio, the Board shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from a Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of its corresponding Fund.

                                                                      PROSPECTUS

    As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the federal securities laws or the Trust's Declaration of Trust or By-Laws. Trustees can be removed by a shareholder vote at special shareholder meetings.

    As more fully described in the SAI, the following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 1997:

AMERICAN AADVANTAGE BALANCED FUND
    AMR Corporation and subsidiary companies and Employee
    Benefit Trusts thereof                                    66%
AMERICAN AADVANTAGE GROWTH AND INCOME FUND
    AMR Corporation and subsidiary companies and Employee
    Benefit Trusts thereof                                    89%
AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
    AMR Corporation and subsidiary companies and Employee
    Benefit Trusts thereof                                    80%
AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
    Retirement Advisors of America, Inc.                      60%
    AMR Corporation and subsidiary companies and Employee
     Benefit Trusts thereof                                   28%

SHAREHOLDER COMMUNICATIONS

    Shareholders will receive periodic reports, including annual and semi-annual reports which will include financial statements showing the results of the Funds' operations and other information. The financial statements of the Funds will be audited by Ernst & Young LLP, independent auditor, at least annually. Shareholder inquiries and requests for information regarding the other investment companies which also invest in the AMR Trust should be made in writing to the Funds at P.O. Box 619003, MD5645, Dallas/Fort Worth Airport, Texas 75261-9003, or by calling (800) 388-3344.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN SALES LITERATURE SPECIFICALLY APPROVED BY OFFICERS OF THE TRUST FOR USE IN CONNECTION WITH THE OFFER OF ANY PLANAHEAD CLASS SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark and Platinum Class, American AAdvantage Balanced Fund, American AAdvantage Growth and Income Fund, American AAdvantage International Equity Fund, American AAdvantage Limited-Term Income Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc.

PROSPECTUS

                                  -- NOTES --

                        American Advantage Funds(R) Logo

                             - PLANAHEAD CLASS(R) -
                                P.O. Box 419643
                           Kansas City, MO 64141-6643
                                 (800) 388-3344

                             - PLATINUM CLASS(SM) -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                            - INSTITUTIONAL CLASS -
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

THIS PROSPECTUS contains important information about the PLANAHEAD CLASS OF THE AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM) ("Fund"), an open-end management investment company. THE FUND SEEKS CURRENT INCOME, LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 PRICE PER SHARE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO ("PORTFOLIO") OF THE AMR INVESTMENT SERVICES TRUST ("AMR TRUST") WHICH INVESTS EXCLUSIVELY IN OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES AND IN REPURCHASE AGREEMENTS THAT ARE COLLATERALIZED BY SUCH OBLIGATIONS. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. Under a master-feeder operating structure, the Fund seeks its investment objective by investing all of its investable assets in the Portfolio as described above. The Portfolio's investment objective is identical to that of the Fund. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by the Fund will be the Fund's interest in the Portfolio. AMR Investment Services, Inc. ("Manager") provides investment management and administrative services to the Portfolio and administrative services to the Fund. This master-feeder operating structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Investment Objective, Policies and Risks -- Additional Information About the Portfolio." The Fund may withdraw its investment in the Portfolio at any time if the Trust's Board of Trustees ("Board") determines that it would be in the best interest of the Fund and its shareholders to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment policies and restrictions described in this Prospectus and the SAI.

The Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. PlanAhead Class shares are available to all investors, including smaller institutional investors, investors using intermediary organizations such as discount brokers or plan sponsors, individual retirement accounts, and self-employed individual retirement plans. Prospective PlanAhead Class investors should read this Prospectus carefully before making an investment decision and retain it for future reference.

IN ADDITION TO THIS PROSPECTUS, a Statement of Additional Information ("SAI") dated March 1, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI contains more detailed information about the Fund. For a free copy of the SAI, call 800-388-3344.

The Securities and Exchange Commission maintains a Web Site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Fund and the Portfolio.

AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE PRICE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 [INTRUST LOGO]
                                   PROSPECTUS
                                     dated
                                 March 1, 1997
                                as supplemented
                                January 1, 1998
                              American AAdvantage
                              US Government Money
                                  Market Fund
                               -PlanAhead Class-

--------------------------------------------------------------------------------

    TABLE OF FEES AND EXPENSES..............   2
    FINANCIAL HIGHLIGHTS....................   3
    INTRODUCTION............................   5
    INVESTMENT OBJECTIVE, POLICIES AND
    RISKS...................................   5
    INVESTMENT RESTRICTIONS.................   8
    YIELDS AND TOTAL RETURNS................   9
    MANAGEMENT AND ADMINISTRATION OF THE
    TRUST...................................   9

    HOW TO PURCHASE SHARES..................  11
    HOW TO REDEEM SHARES....................  12
    RETIREMENT ACCOUNTS.....................  13
    VALUATION OF SHARES.....................  14
    DIVIDENDS AND TAX MATTERS...............  14
    GENERAL INFORMATION.....................  15
    SHAREHOLDER COMMUNICATIONS..............  15


--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

Annual Operating Expenses (as a percentage of average net assets):

                                                                   U.S.
                                                                GOVERNMENT
                                                                  MONEY
                                                                  MARKET
                                                                   FUND
Management Fees                                                    0.15%

12b-1 Fees                                                         0.00

Other Expenses                                                     0.52
                                                                  -----

Total Operating Expenses                                           0.67%
                                                                  =====

    The above expenses reflect the expenses of the Fund and the Portfolio. The Board believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

PROSPECTUS

EXAMPLE

A PlanAhead Class investor in the Fund would directly or indirectly pay on a cumulative basis the following expenses on a $1,000 investment assuming a 5% annual return:

1 Year                                                        $ 7

3 Years                                                       $21

5 Years                                                       $37

10 Years                                                      $83

    The purpose of the table above is to assist a potential investor in understanding the various costs and expenses to be incurred directly or indirectly as a shareholder in the PlanAhead Class of the Fund. Additional information may be found under "Management and Administration of the Trust."

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLE.

FINANCIAL HIGHLIGHTS

    The financial highlights in the following table have been derived from financial statements of the Trust. The information has been audited by Ernst & Young LLP, independent auditors. Such information should be read in conjunction with the financial statements and the report of the independent auditors appearing in the Annual Report incorporated by reference in the SAI, which contains further information about performance of the Fund and can be obtained by investors without charge.

                                                                      PROSPECTUS

                                         (FOR A SHARE OUTSTANDING THROUGHOUT THE
                                                         PERIOD)

                                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                             ------------------------------------------------------------------------------------
                                                        PLANAHEAD CLASS                              INSTITUTIONAL CLASS
                                             --------------------------------------         -------------------------------------
                                                  YEAR ENDED                                     YEAR ENDED
                                                  OCTOBER 31,          PERIOD ENDED             OCTOBER 31,          PERIOD ENDED
                                             ---------------------     OCTOBER 31,          --------------------     OCTOBER 31,
                                              1996           1995       1994(1)(2)          1994(2)       1993         1992(1)
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00          $1.00         $1.00              $1.00        $1.00         $1.00
                                                ---            ---        ------               ----         ----       -------
Net investment income                          0.05(3)        0.05          0.01               0.04         0.03          0.02
Less dividends from net investment income     (0.05)         (0.05)        (0.01)             (0.04)       (0.03)        (0.02)
                                                ---            ---        ------               ----         ----       -------
Net asset value, end of period                $1.00          $1.00         $1.00              $1.00        $1.00         $1.00
                                                ===            ===        ======               ====         ====       =======
Total return (annualized)                      4.94%          5.19%         3.58%(4)           3.70%        3.07%         3.61%
                                                ===            ===        ======               ====         ====       =======
Ratios/supplemental data:
 Net assets, end of period (in thousands)    $1,822           $530            $0            $67,607     $136,813       $91,453
 Ratios to average net assets(5)(6):
   Expenses                                    0.67%(3)       0.76%         0.75%              0.25%        0.23%         0.27%(7)
   Net investment income                       4.74%(3)       5.19%         3.94%              3.44%        2.96%         3.46%(7)

(1) The U.S. Government Money Market Fund commenced active operations on March 2, 1992. The PlanAhead Class of the U.S. Government Money Market Fund commenced active operations on August 1, 1994. Prior to March 1, 1997 the U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(3) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Fund's corresponding Portfolio.

(4) Total return for the period ended October 31, 1994 reflects Institutional Class returns from the beginning of the period through July 31, 1994 and returns of the PlanAhead Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return for the PlanAhead Class would vary from the results shown had it been in operation for the entire year.

(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.

(6) Annualized.

(7) Estimated based on expected annual expenses and actual average net assets.

PROSPECTUS

INTRODUCTION

    The American AAdvantage Funds ("Trust") is an open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund is a separate investment portfolio of the Trust. The Fund invests all of its investable assets in the Portfolio, which has an identical investment objective. The Manager provides the Portfolio with business and asset management services and it provides the Fund with administrative services. The Fund consists of multiple classes of shares, including the "PlanAhead Class" which is available to all investors, including smaller institutional investors, investors using intermediary organizations such as discount brokers or plan sponsors, individual retirement accounts ("IRAs"), and self-employed individual retirement plans ("HR-10 Plans" or "Keogh Plans"). For further information about the Fund's other classes, including eligibility requirements, call (800) 967-9009.

    Although each class of shares is designed to meet the needs of different categories of investors, all classes of the Fund share the same portfolio of investments and share a common investment objective. See "Investment Objective, Policies and Risks." There is no guarantee that the Fund will achieve its investment objective. Based on its value, a share of the Fund, regardless of class, will receive a proportionate share of the investment income and the gains (losses) earned (or incurred) by the Fund. It also will bear its proportionate share of expenses that are allocated to the Fund as a whole. However, certain expenses are allocated separately to each class of shares, thereby affecting the relative performance of each class.

    PlanAhead Class shares are offered without a sales charge at the net asset value next determined after an investment is received and accepted. Shares will be redeemed at the next share price calculated after receipt of a redemption order. See "How to Purchase Shares" and "How to Redeem Shares."

INVESTMENT OBJECTIVE, POLICIES AND RISKS

    The investment objective and policies of the Fund and the Portfolio are described below. Except as otherwise indicated, the investment policies of the Fund may be changed at any time by the Board to the extent that such changes are consistent with its investment objective. However, the Fund's investment objective may not be changed without a majority vote of the Fund's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the Fund (hereinafter, "majority vote"). The Portfolio's investment objective may not be changed without a majority vote of the Portfolio's interest holders.

    The Fund has a fundamental investment policy which allows it to invest all of its investable assets in the Portfolio. All other fundamental investment policies and the non-fundamental investment policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust's Board of Trustees ("AMR Trust Board"), it applies equally to the Fund and the Board.

    The Fund's investment objective is to seek current income, liquidity and the maintenance of a stable $1.00 price per share. The Fund seeks to achieve these objectives by investing all of its investable assets in the Portfolio, which invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements which are collateralized by such obligations. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds). The Fund may invest in securities issued by the Agency for International Development, Farmers Home Administration, Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Land Bank, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Rural Electrification Administration, Small Business Administration, Tennessee Valley Authority, and others. Some of these obligations, such as those issued by the Federal Home Loan Bank and Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the agency or instrumentality issuing the obligation and the discretionary authority of the
                                                                      PROSPECTUS

U.S. Government to purchase the agency's obligations. See the SAI for a further discussion of the foregoing obligations. Counterparties for repurchase agreements must be approved by the AMR Trust Board.

    The Portfolio may purchase or sell securities on a "when-issued" or "forward commitment" basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date. Portfolio investments are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"). See the SAI for an explanation of the amortized cost valuation method. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted portfolio maturity of the Portfolio will not exceed 90 days. The Manager serves as the sole investment adviser to the Money Market Funds. See "Management and Administration of the Trust."

OTHER INVESTMENT POLICIES -- In addition to the investment policies described above, the Portfolio also may lend its securities, enter into fully collateralized repurchase agreements and invest in private placement offerings.

    SECURITIES LENDING. The Portfolio may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, securities of the U.S. Government and its agencies and instrumentalities and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Portfolio would exceed 33 1/3% of its total assets. The Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolio seeks to minimize this risk by making loans only to borrowers which are deemed by the Manager to be of good financial standing and which have been approved by the AMR Trust Board. For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans will be deemed an asset of the Portfolio to the extent required by law. The Manager will receive compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation will depend on the income generated by the loan of the Portfolio's securities. The SEC has granted exemptive relief that permits the Portfolio to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by the Manager. See the SAI for further information regarding loan transactions.

    REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which securities are acquired by the Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the


PROSPECTUS

Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust Board. See the SAI for more information regarding repurchase agreements.

    PRIVATE PLACEMENT OFFERINGS. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors such as the Portfolio through or with the assistance of the issuer or dealers who make a market in the Section 4(2) securities, thus providing liquidity. The Portfolio will not invest more than 10% of its respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by the Portfolio in excess of this level are at all times liquid.

    The AMR Trust Board and the Manager, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolio's investments in
Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as: valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

BROKERAGE PRACTICES -- The Portfolio normally will not incur any brokerage commissions on its transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts and without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO -- As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

    The Manager expects, although it cannot guarantee, that the Trust will achieve economies of scale by investing in the AMR Trust. In addition to selling its interests to the Fund, the Portfolio sells its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio pay a proportionate share of the Portfolio's expenses and invest in the Portfolio on the same terms and conditions. However, other investment companies investing all of their assets in the Portfolio are allowed to charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company that invests exclusively in the Portfolio.

    The Fund's investment in the Portfolio may be affected materially by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objective, policies and restrictions, that is not approved by the shareholders of the Fund
                                                                      PROSPECTUS
could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect its liquidity adversely.

    The Portfolio's and the Fund's investment objective and policies are described above. See "Investment Restrictions" for a description of their investment restrictions. The investment objective of the Fund can be changed only with shareholder approval. The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund within thirty days prior to any changes in the Portfolio's investment objective. If the investment objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the Fund would seek an alternative investment vehicle or the Manager would actively manage the Fund.

    See "Management and Administration of the Trust" for a complete description of the investment management fee and other expenses associated with the Fund's investment in the Portfolio. This Prospectus and the SAI contain more detailed information about the Fund and the Portfolio, including information related to
(1) the investment objective, policies and restrictions of the Fund and the Portfolio, (2) the Board of Trustees and officers of the Trust and the AMR Trust, (3) brokerage practices, (4) the Fund's shares, including the rights and liabilities of its shareholders, (5) additional performance information, including the method used to calculate yield and total return, and (6) the determination of the value of the Fund's shares.

INVESTMENT RESTRICTIONS

    The following fundamental investment restrictions and the non-fundamental investment restriction are identical for the Fund and the Portfolio. Therefore, although the following discusses the investment restrictions of the Portfolio, it applies equally to the Fund. The following fundamental investment restrictions may be changed with respect to the Fund by the majority vote of the Fund's outstanding shares or with respect to the Portfolio by the majority vote of the Portfolio's interest holders. The Portfolio may not:

    - Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets. In addition, although not a fundamental investment restriction and therefore subject to change without shareholder vote, the Portfolio applies this restriction with respect to 100% of its assets.

    - Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

    The following non-fundamental investment restriction may be changed with respect to the Fund by a vote of a majority of the Board or with respect to the Portfolio by a vote of a majority of the AMR Trust Board: the Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements that mature in more than seven days.

    The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. See the SAI for other investment limitations.

PROSPECTUS

YIELDS AND TOTAL RETURNS

    From time to time each class of the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield refers to the income generated by an investment over a seven calendar-day period (which period will be stated in the advertisement). This income is then annualized by assuming the amount of income generated by the investment during that week is earned each week over a one-year period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Each class of the Fund has different expenses which will impact its performance.

    Total return quotations advertised by the Fund may reflect the average annual compounded (or aggregate compounded) rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period. The Fund will at times compare its performance to applicable published indices, and also may disclose its performance as ranked by certain ranking entities. See the SAI for more information about the calculation of yields and total returns.

MANAGEMENT AND ADMINISTRATION OF THE TRUST

FUND MANAGEMENT AGREEMENT -- The Board has general supervisory responsibility over the Trust's affairs. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Trust pursuant to a Management Agreement dated April 3, 1987, as amended July 25, 1997, together with the Administrative Services Agreement described below. The AMR Trust and the Manager also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates the Manager to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust. The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly-owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc., and was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. The Manager serves as the sole investment adviser to the Portfolio. As of October 31, 1997, the Manager had assets under management totaling approximately $18.0 billion including approximately $6.7 billion under active management and $11.3 billion as named fiduciary or fiduciary adviser. Of the total, approximately $14.3 billion of assets are related to AMR. American Airlines, Inc. is not responsible for investments made in the American AAdvantage Funds.

    The Manager provides the Trusts with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Trusts by third parties. The Manager also oversees the Portfolio's participation in securities lending activities and any actions taken by securities lending agents in connection with those activities to ensure compliance with all applicable regulatory and investment guidelines.

    The Manager bears the expense of providing the above services. As compensation for providing the Portfolios with advisory and asset allocation services, the Manager receives from the AMR Trust an annualized advisory fee that is calculated and accrued daily, equal to 0.15% of the net assets of the Portfolio. The advisory fee is payable quarterly in arrears. To the extent that the Fund invests all of its investable assets in the Portfolio, the Manager will not receive an advisory fee under its Management Agreement with the Trust. The Manager receives compensation in connection with securities lending activities. If the Portfolio lends its portfolio securities and receives cash collateral from the borrower, the Manager may receive up to 25% of the net annual interest income (the gross interest earned by the investment less the amount paid to the borrower as well as related expenses) received from the investment of such cash. If a borrower posts collateral other than cash, the borrower will pay to the lender a loan fee. The Manager may receive up to 25% of the loan fees posted by borrowers. In addition, the
                                                                      PROSPECTUS

Manager is compensated through the Administrative Services Agreement as described below for other services provided.

    Each Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board and the AMR Trust Board, including the affirmative votes of a majority of the Trustees of each Board who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of the Fund's shareholders or the Portfolio's interest holders. A Management Agreement may be terminated with respect to the Fund or the Portfolio at any time, without penalty, by a majority vote of outstanding Fund shares or Portfolio interests on sixty (60) days' written notice to the Manager, or by the Manager, on sixty (60) days' written notice to the Trust or the AMR Trust. A Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

    The Trust is responsible for, among others, the following expenses: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Independent Trustees; insurance and fidelity bond premiums; and any extraordinary expenses of a nonrecurring nature.

    A majority of the Independent Trustees of the Board have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and the AMR Trust, including creating a separate Board of Trustees of the AMR Trust.

ADMINISTRATIVE SERVICES AGREEMENT -- The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide the Fund those administrative and management services (other than investment advisory services) described in the Management Agreement. As compensation for these services, the Manager receives an annualized fee of 0.05% of the net assets of the PlanAhead Class of the Fund. The fee is payable quarterly in arrears.

DISTRIBUTION OF TRUST SHARES -- Shares are distributed through the Fund's principal underwriter, BTS. BTS is compensated by the Manager, and not the Trust. The Trust does not incur any direct distribution expenses other than those relating to the Platinum Class. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and the Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

SERVICE PLAN -- The PlanAhead Class has adopted a service plan ("Service Plan") which provides that it will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead Class shares including but not limited to payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fee, which is included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses of this Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Service Plan. The primary expenses expected to be incurred under the Service Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and discount brokers.

    The Service Plan will continue in effect so long as its continuance is approved at least annually by a majority of the Trustees, including the affirmative votes of a majority of the Trustees of the Board who are not parties to the Service Plan or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a

PROSPECTUS
meeting called for the purpose of considering such approval, or by the vote of shareholders. The Service Plan may be terminated with respect to the PlanAhead Class at any time, without the payment of any penalty, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund's PlanAhead Class.

ALLOCATION OF FUND EXPENSES -- Expenses of the Fund generally are allocated equally among the shares of the Fund, regardless of class. However, certain expenses approved by the Board will be allocated solely to the class to which they relate.

PRINCIPAL UNDERWRITER -- BROKERS TRANSACTION SERVICES, INC. ("BTS"), 7001 Preston Road, Dallas, Texas 75205, serves as the principal underwriter of the Trust.

CUSTODIAN -- STATE STREET BANK & TRUST COMPANY ("State Street"), Boston, Massachusetts, serves as custodian for the Portfolio and the Fund.

TRANSFER AGENT -- State Street serves as transfer agent and provides transfer agency services for Fund shareholders through its affiliate NATIONAL FINANCIAL DATA SERVICES, ("NFDS"), Kansas City, Missouri.

INDEPENDENT AUDITOR -- The independent auditor for the Funds and the AMR Trust is ERNST & YOUNG LLP, Dallas, Texas.

HOW TO PURCHASE SHARES

    Shares are sold on a continuous basis. Purchase orders should be directed to NFDS either by mail, by pre-authorized investment or by wire as described below. The minimum initial purchase for each Fund is $2,500, except for IRA accounts for which a $2,000 minimum applies. The Fund has no obligation to accept purchase requests or maintain accounts which do not meet minimum purchase requirements. Accounts opened through financial intermediaries may be subject to lower or higher minimums. The minimum for subsequent purchases is $50, except for wire purchases for which a $500 minimum applies. Shares purchased through financial intermediaries may be subject to transaction fees. The management of the Fund reserves the right to waive or change the minimum investment requirements and to charge an annual fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

    An order to purchase shares of the Fund will be executed at the Fund's next determined net asset value per share until 2:00 p.m. (or the close of the New York Stock exchange, which ever comes first), Monday through Friday, excluding the following business holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day ("Business Day") and during which federal funds become available to the Fund. The Trust reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares. "Federal funds" are funds deposited by a commercial bank in an account at a federal reserve bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the Fund through its custodian.

OPENING AN ACCOUNT -- A completed and signed PlanAhead Class application is required for each new account opened, regardless of the method chosen for making an initial investment. If assistance is required in filling out the application, or if extra applications are required, call (800) 388-3344. See "Retirement Accounts" for information on opening retirement accounts.

                                                                      PROSPECTUS

PURCHASING BY MAIL -- To open an account by mail, complete the application form, include a check payable to the American AAdvantage Funds ($2,500 minimum) and mail both to:

        American AAdvantage Funds
        c/o NFDS
        P.O. Box 419643
        Kansas City, MO 64141-6643

    Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. For subsequent purchases by mail make your check payable to the American AAdvantage Funds ($50 minimum) and include your account number on your check. Mail to the address printed above. Include either the detachable form from your account statement, the deposit slips from your checkbook (if you opted for checking) or a letter with the account name and number.

SUBSEQUENT PURCHASES BY PRE-AUTHORIZED AUTOMATIC INVESTMENT -- Pre-Authorized Automatic Investment allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in the Fund after an account has been open. To establish this option, provide the appropriate information on the application form and attach a voided check from your bank account. Funds will be transferred automatically from your bank account via Automated Clearing House ("ACH") on the 5th day of each month.

PURCHASES BY WIRE -- A completed application form must precede an initial purchase by wire. Call (800) 388-3344 to wire funds. Federal funds ($2,500 for initial purchases and $500 for subsequent purchases) should be wired to:

        State Street Bank & Trust Co.
        ABA Routing #0110-0002-8, Account #9905-342-3
        Attention: American AAdvantage Funds -- PlanAhead Class -- U.S. Government Money Market Fund.

        You will be responsible for any charges assessed by your bank to handle wire transfers.

HOW TO REDEEM SHARES

    Shares of the Fund may be redeemed by telephone, by writing a check, by pre-authorized automatic redemption or by mail on any Business Day. Shares will be redeemed at the net asset value next calculated after the Fund has received and accepted the redemption request. Proceeds from a redemption of shares purchased by check or pre-authorized automatic purchase may be withheld until the funds have cleared, which may take up to 15 days. Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. See the SAI for further information concerning redemptions in kind.

    Redemption proceeds generally will be sent within one Business Day. However, if making immediate payment could affect the Fund adversely, it may take up to seven days to send payment.

    A minimum of $2,500 is required in order to maintain an account in the Fund. Otherwise, the Fund may give a shareholder 60 days' notice to increase the account balance to this level in order to avoid the imposition of an account fee or account closure. If a shareholder does not increase the account balance to $2,500 within the 60 day period, the Fund is entitled to close the account and mail the proceeds to the address of record.

    To ensure timely acceptance of a redemption request, please adhere to the following procedures.

REDEEMING BY TELEPHONE -- Shares may be redeemed by telephone if your account application reflects that option. Telephone redemptions in any 30 day period shall not exceed $25,000 without the express written consent of the Trust. In order to redeem by telephone, you should call NFDS at (800) 388-3344. Redemption proceeds will be

PROSPECTUS
mailed only to the address of record or mailed or wired to a commercial bank account designated on the account application.

    By establishing the telephone redemption service, you authorize the Fund or its agent to act upon verbal instructions to redeem shares for any account for which such service has been authorized. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, NFDS will employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. For instance, all telephone redemption requests will be recorded and proceeds of telephone redemption requests will be sent only to the address or account designated in the application. Neither the Fund, the Trust, the Manager, State Street NFDS, or their trustees, directors or officers will be liable for any unauthorized or fraudulent redemption instructions received by telephone. Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods. This service may be amended or terminated at any time by the transfer agent or the Trust without prior notice.

REDEEMING BY CHECK -- If you elect so on the application, shares of the Fund may be redeemed through the check writing feature. There is no limit on the number of checks written per month and no check redemption fees. Checks must be written in amounts of $100 or more. Check drafts however, are not returned to you. If copies of drafts are required, a service charge of $2 per check will be assessed to you.

PRE-AUTHORIZED AUTOMATIC REDEMPTIONS -- You can arrange to have a pre-authorized amount ($100 or more) redeemed from your account and automatically deposited into a bank account, via ACH, on the 15th day of each month. For more information regarding pre-authorized automatic redemptions, contact NFDS at
(800) 388-3344.

REDEEMING BY MAIL -- Except for certain intermediary accounts, a letter of instruction may be mailed to American AAdvantage Funds -- PlanAhead Class, c/o NFDS, P.O. Box 419643, Kansas City, MO 64141-6643 to redeem shares. The letter should specify the Fund, the number of shares or dollar amount to be redeemed, the shareholder's name and account number. The letter of instruction must be signed by all persons required to sign for the account, exactly as it is registered. For redemption requests (i) over $25,000, (ii) redemption proceeds in any amount sent to an address other than the address of record or to a commercial bank account other than the account designated on the application, or
(iii) redemptions for an account whose address of record has been changed within thirty days, the letter of instruction must be accompanied by a signature guarantee by a financial institution satisfying the standards established by NFDS.

REDEEMING BY WIRE -- Shares may be redeemed by wire if your account application reflects that option. Redemption proceeds will be transmitted directly to your predesignated account at a domestic bank upon request, for amounts of at least $500. In order to redeem by wire, call (800) 388-3344. Your account will be charged $10 for wire redemptions to cover transaction costs.

FULL REDEMPTIONS -- Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

RETIREMENT ACCOUNTS

    Individual retirement accounts, including SEPs and Keoghs, are eligible investors in the PlanAhead Class. State Street generally serves as custodian for retirement accounts in the PlanAhead Class. A special retirement account application is required in order to open this type of account. Each shareholder is charged an administrative fee of $12.00 per year for each retirement account regardless of the number of Funds. To receive a retirement account application, or if you have any questions about establishing this type of account, call State Street at (800) 388-3344.

                                                                      PROSPECTUS

VALUATION OF SHARES

    The net asset value of each share of the Fund is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each Business Day. The net asset value of shares of the PlanAhead Class will be determined based on a pro rata allocation of the value of the Portfolio's investment income, expenses and total capital gains and losses. The allocation will be based on comparative net asset value at the beginning of the day except for expenses related solely to one class of shares ("Class Expenses") which will be borne only by the appropriate class of shares. Because of the Class Expenses, the net income attributable to and the dividends payable may be different for each class of shares.

    Obligations held by the Portfolio are valued in accordance with the amortized cost method, which is designed to enable the Portfolio and the Fund to maintain a consistent $1.00 per share net asset value.

DIVIDENDS AND TAX MATTERS

    Dividends paid on each class of the Fund's shares are calculated at the same time and in the same manner.

    All of the Fund's net investment income and net short-term capital gain, if any, generally is declared as dividends on each Business Day immediately prior to the determination of the net asset value. Dividends generally will be paid on the first day of the following month. The Fund's net investment income attributable to the PlanAhead Class will consist of that class' pro rata share of the Fund's share of interest accrued and discount earned on the Portfolio's securities less amortization of premium and estimated expenses of both the Portfolio and the Fund attributable to the PlanAhead Class. The Portfolio does not expect to realize net capital gain, and, therefore, the Fund does not foresee paying any capital gain distributions. If the Fund (either directly or indirectly through the Portfolio) incurred or anticipated any unusual expenses, loss or depreciation that would adversely affect its net asset value or income for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances.

    Unless a shareholder elects otherwise on the account application, all dividends and other distributions on the Fund's PlanAhead Class shares will be automatically declared and paid in additional PlanAhead Class shares of the Fund. However, a shareholder may choose to have distributions of net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by NFDS at least ten days prior to the payment date for a dividend or other distribution.

    The Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (generally, net investment income plus any net short-term capital gain) and net capital gain that it distributes to its shareholders. However, the Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that calendar year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these and other purposes, dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. The Portfolio has received a ruling from the Internal Revenue Service that it is classified for federal income tax purposes as a partnership; accordingly, it is not subject to federal income tax.

    Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gain (whether received in cash or paid in additional Fund shares),


PROSPECTUS
when designated as such, generally will be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. A capital gain distribution from a Fund also may be offset by capital losses from other sources.

    Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid).

    The Fund is required to withhold 31% of all taxable dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or (except with respect to redemption proceeds) who otherwise are subject to back-up withholding.

    The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders. Prospective investors are urged to consult their own tax advisers regarding specific questions as to the effect of federal, state or local income taxes on any investment in the Trust. For further tax information, see the SAI.

GENERAL INFORMATION

    The Trust currently is comprised of ten separate investment portfolios. The Fund is comprised of three classes of shares, which can be issued in an unlimited number. Each share represents an equal proportionate beneficial interest in the Fund and is entitled to one vote. Only shares of a particular class may vote on matters affecting that class. Only shares of a particular Portfolio or series may vote on matters affecting that Portfolio or series. All shares of the Trust vote on matters affecting the Trust as a whole. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Trust are nontransferable. Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of the Trust, however, will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

    On most issues subjected to a vote of the Portfolio's interest holders, as required by the 1940 Act, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. Because the Portfolio interest holder's votes are proportionate to its percentage interests in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of the Fund had voted. This could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the Fund. Whenever the shareholders of the Fund are called to vote on matters related to the Portfolio, the Board shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from the Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of the Fund.

    As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the federal securities laws or the Trust's Declaration of Trust or By-Laws. Trustees can be removed by a shareholder vote at special shareholder meetings.

SHAREHOLDER COMMUNICATIONS

    Shareholders will receive periodic reports, including annual and semi-annual reports which will include financial statements showing the results of the Fund's operations and other information. The financial statements of the Fund will be audited by Ernst & Young LLP, independent auditor, at least annually. Shareholder inquiries and requests for information, including a Prospectus, regarding the other investment companies which also invest

                                                                      PROSPECTUS
in the AMR Trust should be made in writing to the Funds at P.O. Box 619003, MD5645, Dallas/Fort Worth Airport, Texas 75261-9003, or by calling (800) 388-3344.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN SALES LITERATURE SPECIFICALLY APPROVED BY OFFICERS OF THE TRUST FOR USE IN CONNECTION WITH THE OFFER OF ANY PLANAHEAD CLASS SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark and Platinum Class and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc.
PROSPECTUS

                     AMERICAN AADVANTAGE FUNDS - AMR CLASS
                        SUPPLEMENT DATED JANUARY 1, 1998
                     TO THE PROSPECTUS DATED MARCH 1, 1997

1. All references to Hub & Spoke(R) should be replaced by "master-feeder" and footnote 2 on page 2 should be deleted.

2. Effective January 1, 1998, the International Equity Portfolio may invest in Portugal.

3.  The section titled "CUSTODIAN AND TRANSFER AGENT" on page 29 should read:
    STATE STREET BANK & TRUST COMPANY, Boston, Massachusetts, serves as custodian for the Portfolios of the AMR Trust and the Funds and as transfer as agent for the AMR Class. BANKERS TRUST COMPANY, New York, New York, serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio.

4. Insert the following at the end of the first whole paragraph on page 31: On December 9, 1997, Brandywine and Legg Mason, Inc. announced the signing of a definitive agreement to merge Brandywine into Legg Mason, Inc. in an exchange of stock. Subject to various conditions being satisfied, it is anticipated that the transaction will close in late January 1998. Thereafter, Brandywine will become a wholly owned subsidiary of Legg Mason, Inc. but will continue to be managed by its current senior management.

5. Add Martin Luther King's Birthday to the list of New York Stock Exchange business holidays on page 33.

6. Effective January 2, 1998, the phone number for purchase and redemption of shares is (800) 492-9063. Wire purchases should be sent to: State Street Bank & Trust Company, ABA Routing #0110-0002-8, AC-0002-888-6, Attn:
    American AAdvantage Funds-AMR Class and reference the specific Fund. Purchases by mail should be sent to: State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105-1978, Attn: American AAdvantage Funds-AMR Class.

7. On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. As of that date, Morgan Stanley Asset Management Inc., an investment adviser to the American AAdvantage International Equity Fund, became a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

8. The financial highlights in the following table for the American AAdvantage S&P 500 Index Fund have been derived from financial statements of the American AAdvantage Funds. The information is unaudited. Such information should be read in conjunction with the financial statements incorporated in the statement of additional information, as supplemented July 30, 1997, which contains further information about performance of the Funds and can be obtained by investors without charge.

    AMERICAN AADVANTAGE S&P 500 INDEX FUND - FINANCIAL HIGHLIGHTS

    Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.

                                                                                  For the
                                                                           six months ended June
                                                                                30, 1997(+)
                                                                           ---------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD.....................................      $    10.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................................................            0.06
  Net Realized and Unrealized Gain on Investments and Futures
     Transactions........................................................            1.99
                                                                               ----------
Total From Investment Operations.........................................            2.05
                                                                               ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income..................................................           (0.02)
  Net Realized Gain on Investments and Futures
     Transactions........................................................              --
                                                                               ----------
  Total Distributions....................................................           (0.02)
                                                                               ==========
NET ASSET VALUE, END OF PERIOD...........................................      $    12.03
TOTAL INVESTMENT RETURN..................................................           20.50%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s
     omitted)............................................................      $    2,832
  Ratios to Average Net Assets:
  Net Investment Income..................................................            1.77%(*)
     Expenses, including expenses of the BT Equity 500 Index
       Portfolio.........................................................            0.22%(*)
     Decrease Reflected in Above Expense Ratio Due to Absorption
       of Expenses by AMR Investment Services,
       Inc...............................................................            1.62%(*)

---------------

(+) Unaudited

(*) Annualized

                           AMERICAN AADVANTAGE FUNDS
                       AMERICAN AADVANTAGE MILEAGE FUNDS
                                 PLATINUM CLASS
                        SUPPLEMENT DATED JANUARY 1, 1998
                     TO THE PROSPECTUS DATED MARCH 1, 1997

1. All references to Hub & Spoke(R) should be replaced by "master-feeder" and delete the footnote on page 2.

2.  The section titled "CUSTODIAN AND TRANSFER AGENT" should be replaced by:

    CUSTODIAN - STATE STREET BANK & TRUST COMPANY ("State Street"), Boston, Massachusetts, serves as custodian for the Portfolios of the AMR Trust and the Funds.

    TRANSFER AGENT - State Street serves as transfer agent and provides transfer agency services for Fund shareholders through its affiliate NATIONAL FINANCIAL DATA SERVICES, ("NFDS"), Kansas City, Missouri.

                   AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
                              INSTITUTIONAL CLASS
                        SUPPLEMENT DATED JANUARY 1, 1998
                   TO THE PROSPECTUS DATED SEPTEMBER 15, 1997

1. All references to Hub & Spoke(R) should be replaced by "master-feeder" and the footnote on page 2 should be deleted.

2. The section titled "CUSTODIAN AND TRANSFER AGENT" on page 15 should be replaced by:

    CUSTODIAN - STATE STREET BANK & TRUST COMPANY ("State Street"), Boston, Massachusetts, serves as custodian for the Portfolios of the AMR Trust and the Fund.

    TRANSFER AGENT - State Street serves as transfer agent and provides transfer agency services for Fund shareholders through its affiliate NATIONAL FINANCIAL DATA SERVICES, ("NFDS"), Kansas City, Missouri.

3. Effective January 2, 1998, the phone number for purchase and redemption of shares is (800) 658-5811. Wire purchases should be sent to: State Street Bank & Trust Company, ABA Routing #0110-0002-8, AC-9905-342-3, Attn:
    American AAdvantage Funds-Institutional Class and reference the specific Fund. Purchases by mail should be sent to: American AAdvantage Funds, c/o NFDS, P.O. Box 419643, Kansas City, MO 64141-6643.

                   AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
                                   AMR CLASS
                        SUPPLEMENT DATED JANUARY 1, 1998
                   TO THE PROSPECTUS DATED SEPTEMBER 15, 1997

1. All references to Hub & Spoke(R) should be replaced by "master-feeder" and delete footnote 2 on page 2.

2. The section titled "CUSTODIAN AND TRANSFER AGENT" on page 9 should be replaced by:

    CUSTODIAN AND TRANSFER AGENT- STATE STREET BANK & TRUST COMPANY ("State Street"), Boston, Massachusetts, serves as custodian for the Portfolio and the Fund, and as transfer agent for the AMR Class.

3. Effective January 2, 1998, the phone number for purchase and redemption of shares is (800) 492-9063. Wire purchases should be sent to: State Street Bank & Trust Company, ABA Routing #0110-0002-8, AC-0002-888-6, Attn:
    American AAdvantage Funds-AMR Class-Intermediate Bond Fund. Purchases by mail should be sent to: State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105-1978, Attn: American AAdvantage Funds-AMR Class.